Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	Cyclacel Pharmaceuticals, Inc.
Entity Central Index Key	0001130166
Document Type	S-1
Pre-Effective Amendment Number	1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 24,449	$ 29,495
Prepaid expenses and other current assets	1,069	1,244
Current assets of discontinued operations	313	312
Total current assets	25,831	31,051
Property, plant and equipment (net)	167	408
Total assets	25,998	31,459
Current liabilities:
Accounts payable	1,717	1,590
Accrued and other current liabilities	4,183	3,754
Warrants and other derivatives	71	680
Current liabilities of discontinued operations	527	511
Total current liabilities	6,498	6,535
Total liabilities	6,498	6,535
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value; 5,000,000 shares authorized at December 31, 2010 and 2011, respectively; 1,213,142 shares issued and outstanding at December 31, 2010 and 2011. Aggregate preference in liquidation of $13,344,562 and $13,708,505 at December 31, 2010 and December 31, 2011, respectively.	1	1
Common stock, $0.001 par value; 100,000,000 shares authorized at December 31, 2010 and 2011, respectively; 6,652,131 and 7,745,780 shares issued and outstanding at December 31, 2010 and 2011, respectively	8	7
Additional paid-in capital	276,498	266,706
Accumulated other comprehensive income	57	31
Deficit accumulated during the development stage	(257,064)	(241,821)
Total stockholders' equity	19,500	24,924
Total liabilities and stockholders' equity	$ 25,998	$ 31,459

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	1,213,142	1,213,142	1,213,142
Preferred stock, shares outstanding	1,213,142	1,213,142	1,213,142
Preferred stock, liquidation preference value (in dollars)	$ 14,254,419	$ 13,708,505	$ 13,344,562
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	8,434,292	7,745,780	6,652,131
Common stock, shares outstanding	8,434,292	7,745,780	6,652,131

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		8 Months Ended	9 Months Ended			12 Months Ended														185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 1997	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2003	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Mar. 31, 2003	Mar. 31, 2002	Mar. 31, 2001	Mar. 31, 2000	Mar. 31, 1999	Mar. 31, 1998	Dec. 31, 2011	Sep. 30, 2012
Revenues:
Collaboration and research and development revenue								$ 100													$ 3,100	$ 3,100
Grant revenue	38			64				12	1												3,648	3,712
Total revenues	38			64			0	112	1												6,748	6,812
Operating expenses:
Research and development	1,532	2,066		4,596	7,005		9,206	6,414	9,766												185,799	190,395
General and administrative	2,028	1,814		5,917	5,136		6,542	8,833	6,631												80,831	86,748
Goodwill and intangibles impairment																					2,747	2,747
Other restructuring costs									366												2,634	2,634
Total operating expenses	3,560	3,880		10,513	12,141		15,748	15,247	16,763												272,011	282,524
Operating loss	(3,522)	(3,880)		(10,449)	(12,141)		(15,748)	(15,135)	(16,762)												(265,263)	(275,712)
Other income (expense):
Costs associated with aborted 2004 IPO																					(3,550)	(3,550)
Payment under guarantee									(1,652)												(1,652)	(1,652)
Change in valuation of liabilities measured at fair value	1	440		51	643		609	(338)	(343)												6,327	6,378
Foreign exchange losses	6	28		237	(59)		(74)	(68)	(144)												(4,397)	(4,060)
Interest income	5	9		17	33		45	37	102												13,725	13,742
Interest expense								(43)	(170)												(4,567)	(4,567)
Total other (expense) income, net	(50)	477		409	617		580	(412)	(2,207)												5,986	6,395
Loss from continuing operations before taxes	(3,572)	(3,403)		(10,040)	(11,524)		(15,168)	(15,547)	(18,969)												(259,277)	(269,317)
Income tax benefit	419	126		714	443		565	657	948												18,444	19,158
Net loss from continuing operations	(3,153)	(3,277)		(9,326)	(11,081)		(14,603)	(14,890)	(18,021)												(240,833)	(250,159)
Discontinued operations:
Loss from discontinued operations, net of tax of $0 for all periods presented	1,263	(168)		904	(504)		(640)	(1,131)	(1,549)												(12,716)	(11,812)
Net loss	(1,890)	(3,445)	(290)	(8,422)	(11,585)	(14,977)	(15,243)	(16,021)	(19,570)	(40,386)	(24,053)	(29,258)	(18,048)	(22,742)	(15,542)	(14,853)	(10,382)	(5,686)	(3,964)	(2,534)	(253,549)	(261,971)
Dividend on preferred ordinary shares																					(38,123)	(38,123)
Deemed dividend on convertible exchangeable preferred shares								(3,515)													(3,515)	(3,515)
Dividend on convertible exchangeable preferred shares	(182)	(182)		(546)	(546)		(728)	(167)	(1,228)												(3,657)	(4,203)
Net loss applicable to common shareholders	$ (2,072)	$ (3,627)		$ (8,968)	$ (12,131)		$ (15,971)	$ (19,703)	$ (20,798)												$ (298,844)	$ (307,812)
Net loss per share, continuing operations
basic and diluted (in dollars per share)	$ (0.4)	$ (0.45)		$ (1.2)	$ (1.66)		$ (2.13)	$ (3.43)	$ (6.07)
Net loss per share, discontinued operations
basic and diluted (in dollars per share)	$ 0.15	$ (0.02)		$ 0.11	$ (0.07)		$ (0.09)	$ (0.21)	$ (0.49)
Net loss per share - basic and diluted (in dollars per share)	$ (0.25)	$ (0.47)		$ (1.09)	$ (1.73)		$ (2.22)	$ (3.64)	$ (6.56)
Weighted average common shares outstanding (in shares)	8,429,269	7,673,096		8,227,721	6,997,391		7,185,877	5,406,385	3,170,977

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS
Loss from discontinued operations, tax, periods presented	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		8 Months Ended	9 Months Ended			12 Months Ended														185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 1997	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2003	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Mar. 31, 2003	Mar. 31, 2002	Mar. 31, 2001	Mar. 31, 2000	Mar. 31, 1999	Mar. 31, 1998	Dec. 31, 2011	Sep. 30, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net loss from continuing operations	$ (3,153)	$ (3,277)		$ (9,326)	$ (11,081)		$ (14,603)	$ (14,890)	$ (18,021)												$ (240,833)	$ (250,159)
Loss from discontinued operations	1,263	(168)		904	(504)		(640)	(1,131)	(1,549)												(12,716)	(11,812)
Net loss	(1,890)	(3,445)	(290)	(8,422)	(11,585)	(14,977)	(15,243)	(16,021)	(19,570)	(40,386)	(24,053)	(29,258)	(18,048)	(22,742)	(15,542)	(14,853)	(10,382)	(5,686)	(3,964)	(2,534)	(253,549)	(261,971)
Translation adjustment			(4)			(1,343)	648	2,084	(5,589)	14,918	(93)	416	(1,786)	2,424	(1,846)	191	(466)	(194)	11	55	5,274
Unrealized foreign exchange gain (loss) on intercompany loans							(622)	(2,073)	5,651	(12,330)											(5,217)
Comprehensive loss			$ (294)			$ (16,320)	$ (15,217)	$ (16,010)	$ (19,508)	$ (37,798)	$ (24,146)	$ (28,842)	$ (19,834)	$ (20,318)	$ (17,388)	$ (14,662)	$ (10,848)	$ (5,880)	$ (3,953)	$ (2,479)	$ (253,492)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Preferred Stock	Common stock	Additional paid-in capital	Accumulated other comprehensive income/(loss)	Deferred compensation	Deficit accumulated during development stage	Comprehensive loss
Balance at Aug. 12, 1996
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses	$ 1,000			$ 1,000
Comprehensive loss:
Translation adjustment	(4,000)				(4,000)			(4,000)
Loss for the year	(290,000)						(290,000)	(290,000)
Comprehensive loss	(294,000)							(294,000)
Balances at Mar. 31, 1997	(293,000)			1,000	(4,000)		(290,000)
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses	4,217,000			4,217,000
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			38,111
Issue of shares for IP rights agreement, research & development agreement	262,000			262,000
Stock-based compensation				2,002,000		(2,002,000)
Amortization of deferred stock-based compensation	302,000					302,000
Comprehensive loss:
Translation adjustment	55,000				55,000			55,000
Loss for the year	(2,534,000)						(2,534,000)	(2,534,000)
Comprehensive loss	(2,479,000)							(2,479,000)
Balances at Mar. 31, 1998	2,009,000			6,482,000	51,000	(1,700,000)	(2,824,000)
Balances (in shares) at Mar. 31, 1998			38,111
Increase (Decrease) in Stockholders' Equity
Amortization of deferred stock-based compensation	406,000					406,000
Comprehensive loss:
Translation adjustment	11,000				11,000			11,000
Loss for the year	(3,964,000)						(3,964,000)	(3,964,000)
Comprehensive loss	(3,953,000)							(3,953,000)
Balances at Mar. 31, 1999	(1,538,000)			6,482,000	62,000	(1,294,000)	(6,788,000)
Balance (in shares) at Mar. 31, 1999			38,111
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses	12,717,000			12,717,000
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			76,984
Issue of shares on conversion of bridging loan and Loan Note Instrument	1,638,000			1,638,000
Issue of shares on conversion of bridging loan and Loan Note Instrument (in shares)			12,943
Issue of shares in lieu of cash bonus	164,000			164,000
Issue of shares in lieu of cash bonus (in shares)			1,294
Issue of shares for IP rights agreement, research & development agreement	409,000			409,000
Issue of common stock upon exercise of stock options	40,000			40,000
Issue of common stock upon exercise of stock options (in shares)			324
Stock-based compensation				167,000		(167,000)
Amortization of deferred stock-based compensation	433,000					433,000
Comprehensive loss:
Translation adjustment	(194,000)				(194,000)			(194,000)
Loss for the year	(5,686,000)						(5,686,000)	(5,686,000)
Comprehensive loss	(5,880,000)							(5,880,000)
Balances at Mar. 31, 2000	7,983,000			21,617,000	(132,000)	(1,028,000)	(12,474,000)
Balances (in shares) at Mar. 31, 2000			129,656
Increase (Decrease) in Stockholders' Equity
Stock-based compensation				294,000		(294,000)
Amortization of deferred stock-based compensation	275,000					275,000
Comprehensive loss:
Translation adjustment	(466,000)				(466,000)			(466,000)
Loss for the year	(10,382,000)						(10,382,000)	(10,382,000)
Comprehensive loss	(10,848,000)							(10,848,000)
Balances at Mar. 31, 2001	(2,590,000)			21,911,000	(598,000)	(1,047,000)	(22,856,000)
Balance (in shares) at Mar. 31, 2001			129,656
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			779
Issue of warrants in connection with registered direct offering	1,215,000			1,215,000
Issue of shares for IP rights agreement, research & development agreement	183,000			183,000
Issue of shares for IP rights agreement, research & development agreement (in shares)			644
Issue of common stock upon exercise of stock options	106,000			106,000
Stock-based compensation				363,000		(363,000)
Amortization of deferred stock-based compensation	672,000					672,000
Comprehensive loss:
Translation adjustment	191,000				191,000			191,000
Loss for the year	(14,853,000)						(14,853,000)	(14,853,000)
Comprehensive loss	(14,662,000)							(14,662,000)
Balances at Mar. 31, 2002	(15,076,000)			23,778,000	(407,000)	(738,000)	(37,709,000)
Balances (in shares) at Mar. 31, 2002			131,079
Increase (Decrease) in Stockholders' Equity
Issue of common stock upon exercise of stock options	12,000			12,000
Stock-based compensation				(84,000)		84,000
Amortization of deferred stock-based compensation	305,000					305,000
Comprehensive loss:
Translation adjustment	(1,846,000)				(1,846,000)			(1,846,000)
Loss for the year	(15,542,000)						(15,542,000)	(15,542,000)
Comprehensive loss	(17,388,000)							(17,388,000)
Balances at Mar. 31, 2003	(32,147,000)			23,706,000	(2,253,000)	(349,000)	(53,251,000)
Balance (in shares) at Mar. 31, 2003			131,079
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses	27,635,000			27,635,000
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			215,755
Preferred stock conversions	58,148,000		1,000	58,147,000
Preferred stock conversions (in shares)			538,449
Issue of common stock upon exercise of stock options	115,000			115,000
Issue of common stock upon exercise of stock options (in shares)			936
Amortization of deferred stock-based compensation	217,000					217,000
Comprehensive loss:
Translation adjustment	(1,343,000)				(1,343,000)			(1,343,000)
Loss for the year	(14,977,000)						(14,977,000)	(14,977,000)
Comprehensive loss	(16,320,000)							(16,320,000)
Balances at Dec. 31, 2003	37,648,000		1,000	109,603,000	(3,596,000)	(132,000)	(68,228,000)
Balances (in shares) at Dec. 31, 2003			886,219
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses	8,541,000			8,541,000
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			61,510
Warrant exercise (in shares)			3,233
Stock-based compensation	(1,918,000)			(2,050,000)		132,000
Comprehensive loss:
Translation adjustment	2,424,000				2,424,000			2,424,000
Loss for the year	(22,742,000)						(22,742,000)	(22,742,000)
Comprehensive loss	(20,318,000)							(20,318,000)
Balances at Dec. 31, 2004	23,953,000		1,000	116,094,000	(1,172,000)		(90,970,000)
Balances (in shares) at Dec. 31, 2004			950,962
Comprehensive loss:
Translation adjustment	(1,786,000)				(1,786,000)			(1,786,000)
Loss for the year	(18,048,000)						(18,048,000)	(18,048,000)
Comprehensive loss	(19,834,000)							(19,834,000)
Balances at Dec. 31, 2005	4,119,000		1,000	116,094,000	(2,958,000)		(109,018,000)
Balance (in shares) at Dec. 31, 2005			950,962
Increase (Decrease) in Stockholders' Equity
Issue of common stock to certain directors and officers upon exercise of stock options, stock-based awards exercised, restricted stock units and restricted stock (in shares)			92,630
Issue of shares on conversion of bridging loan and Loan Note Instrument (in shares)			65,187
Reverse Acquisition	16,255,000	2,000		16,253,000
Reverse Acquisition (in shares)		2,046,813	281,133
Loan from Cyclacel Group plc waived	10,420,000			10,420,000
Issue of common stock and warrants for cash	42,362,000		1,000	42,361,000
Issue of common stock and warrants for cash (in shares)			918,367
Stock-based compensation	9,600,000			9,600,000
Change in unrealized loss on investment	5,000				5,000
Comprehensive loss:
Translation adjustment	416,000				416,000			416,000
Loss for the year	(29,258,000)						(29,258,000)	(29,258,000)
Comprehensive loss	(28,842,000)							(28,842,000)
Balances at Dec. 31, 2006	53,919,000	2,000	2,000	194,728,000	(2,537,000)		(138,276,000)
Balances (in shares) at Dec. 31, 2006		2,046,813	2,308,279
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses	33,357,000		1,000	33,356,000
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			607,095
Issue of warrants in connection with registered direct offering	(6,750,000)			(6,750,000)
Issue of common stock upon exercise of stock options	163,000			163,000
Issue of common stock upon exercise of stock options (in shares)			3,644
Stock-based compensation	1,733,000			1,733,000
Preferred stock dividends declared	(307,000)			(307,000)
Comprehensive loss:
Translation adjustment	(93,000)				(93,000)			(93,000)
Loss for the year	(24,053,000)						(24,053,000)	(24,053,000)
Comprehensive loss	(24,146,000)							(24,146,000)
Balances at Dec. 31, 2007	57,969,000	2,000	3,000	222,923,000	(2,630,000)		(162,329,000)
Balances (in shares) at Dec. 31, 2007		2,046,813	2,919,018
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	1,698,000			1,698,000
Preferred stock dividends declared	(1,227,000)			(1,227,000)
Comprehensive loss:
Unrealized foreign exchange on intercompany loans	(12,330,000)				(12,330,000)			(12,330,000)
Translation adjustment	14,918,000				14,918,000			14,918,000
Loss for the year	(40,386,000)						(40,386,000)	(40,386,000)
Comprehensive loss	(37,798,000)							(37,798,000)
Balances at Dec. 31, 2008	20,642,000	2,000	3,000	223,394,000	(42,000)		(202,715,000)
Balances (in shares) at Dec. 31, 2008		2,046,813	2,919,018
Increase (Decrease) in Stockholders' Equity
Warrant re-pricing	44,000			44,000
Issue of common stock for cash on registered direct offering, net of expenses	2,847,000		1,000	2,846,000
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			571,429
Issue of common stock upon draw down of Committed Equity Finance Facility	1,030,000			1,030,000
Issue of common stock upon draw down of Committed Equity Finance Facility (in shares)			179,289
Issue of common stock to certain directors and officers upon exercise of stock options, stock-based awards exercised, restricted stock units and restricted stock	7,000			7,000
Issue of common stock to certain directors and officers upon exercise of stock options, stock-based awards exercised, restricted stock units and restricted stock (in shares)			7,887
Stock-based compensation	810,000			810,000
Comprehensive loss:
Unrealized foreign exchange on intercompany loans	5,651,000				5,651,000			5,651,000
Translation adjustment	(5,589,000)				(5,589,000)			(5,589,000)
Loss for the year	(19,570,000)						(19,570,000)	(19,570,000)
Comprehensive loss	(19,508,000)							(19,508,000)
Stockholders' Equity, Period Increase (Decrease)								(19,570,000)
Balances at Dec. 31, 2009	5,872,000	2,000	4,000	228,131,000	20,000		(222,285,000)
Balances (in shares) at Dec. 31, 2009		2,046,813	3,677,623
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses	11,897,000		1,000	11,896,000
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			742,857
Issue of common stock upon draw down of Committed Equity Finance Facility	4,863,000			4,863,000
Issue of common stock upon draw down of Committed Equity Finance Facility (in shares)			402,704
Warrant exercise	2,499,000			2,499,000
Warrant exercise (in shares)			374,038
Issue of common stock on private placement, net of expenses	13,980,000		1,000	13,979,000
Issue of common stock on private placement, net of expenses (in shares)			1,189,028
Issue of common stock to certain directors and officers upon exercise of stock options, stock-based awards exercised, restricted stock units and restricted stock (in shares)			29,367
Preferred stock conversions		(1,000)		3,516,000			(3,515,000)
Preferred stock conversions (in shares)		(833,671)	236,514
Issue of common stock upon exercise of stock options	77,000			77,000
Issue of common stock upon exercise of stock options (in shares)	24,902
Stock-based compensation	1,746,000			1,746,000
Comprehensive loss:
Unrealized foreign exchange on intercompany loans	(2,073,000)				(2,073,000)			(2,073,000)
Translation adjustment	2,084,000				2,084,000			2,084,000
Loss for the year	(16,021,000)						(16,021,000)	(16,021,000)
Comprehensive loss	(16,010,000)							(16,010,000)
Balances at Dec. 31, 2010	24,924,000	1,000	7,000	266,706,000	31,000		(241,821,000)
Balances (in shares) at Dec. 31, 2010		1,213,142	6,652,131
Increase (Decrease) in Stockholders' Equity
Issue of common stock for cash on registered direct offering, net of expenses	9,272,000		1,000	9,271,000
Issue of common stock for cash on registered direct offering, net of expenses (in shares)			1,088,235
Issue of common stock upon draw down of Committed Equity Finance Facility				0
Warrant exercise			0
Issue of common stock on private placement, net of expenses			0
Issue of common stock to certain directors and officers upon exercise of stock options, stock-based awards exercised, restricted stock units and restricted stock (in shares)			5,414
Preferred stock conversions			0
Issue of common stock upon exercise of stock options	3,000			3,000
Issue of common stock upon exercise of stock options (in shares)	948
Stock-based compensation	882,000			882,000
Preferred stock dividends declared	(364,000)			(364,000)
Comprehensive loss:
Unrealized foreign exchange on intercompany loans	(622,000)				(622,000)			(622,000)
Translation adjustment	648,000				648,000			648,000
Loss for the year	(15,243,000)						(15,243,000)	(15,243,000)
Comprehensive loss	(15,217,000)							(15,217,000)
Balances at Dec. 31, 2011	$ 19,500,000	$ 1,000	$ 8,000	$ 276,498,000	$ 57,000		$ (257,064,000)
Balances (in shares) at Dec. 31, 2011		1,213,142	7,745,780

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended			185 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Operating activities:
Net loss	$ (15,243)	$ (16,021)	$ (19,570)	$ (253,549)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of interest on notes payable, net of amortization of debt premium			2	100
Amortization of investment premiums, net			20	(2,297)
Change in valuation of derivative	20			328
Change in valuation of warrants	(629)	338	299	(6,699)
Warrant re-pricing			44	44
Depreciation	241	457	668	12,555
Amortization of intangible assets				886
Fixed asset impairment			221	221
Unrealized foreign exchange (gains) losses				7,747
Deferred revenue				(98)
Compensation for warrants issued to non-employees				1,215
Shares issued for IP rights				446
Loss (gain) on disposal of property, plant and equipment	1	(13)	83	100
Goodwill and intangibles impairment				7,934
Stock-based compensation	882	1,746	810	19,023
Provision for restructuring				1,779
Amortization of issuance costs of Preferred Ordinary 'C' shares				2,517
Changes in operating assets and liabilities:
Prepaid expenses and other assets	174	516	1,716	(58)
Accounts payable and other current liabilities	577	(3,067)	821	(5,313)
Net cash used in operating activities	(13,977)	(16,044)	(14,886)	(213,119)
Investing activities:
Purchase of ALIGN				(3,763)
Purchase of property, plant and equipment	(6)	(8)	(15)	(8,837)
Proceeds from sale of property, plant and equipment	5	41	91	163
Purchase of short-term investments on deposit, net of maturities				(156,657)
Cash proceeds from redemption of short term securities			1,483	162,729
Net cash provided by (used in) investing activities	(1)	33	1,559	(6,365)
Financing activities:
Payments of capital lease obligations				(3,719)
Proceeds from issuance of ordinary and preferred ordinary shares, net of issuance costs		30,820		121,678
Proceeds from issuance of common stock and warrants, net of issuance costs	9,267	2,576	3,845	91,671
Proceeds from the exercise of stock options and warrants, net of issuance costs	3		7	173
Payment of preferred stock dividend	(364)		(307)	(1,898)
Repayment of government loan				(455)
Government loan received				414
Loan received from Cyclacel Group plc				9,103
Proceeds of committable loan notes issued from shareholders				8,883
Loans received from shareholders				1,645
Cash and cash equivalents assumed on stock purchase of Xcyte				17,915
Costs associated with stock purchase				(1,951)
Net cash provided by financing activities	8,906	33,396	3,545	243,459
Effect of exchange rate changes on cash and cash equivalents	26	617	(2,945)	474
Net (decrease) increase in cash and cash equivalents	(5,046)	18,002	(12,727)	24,449
Cash and cash equivalents, beginning of period	29,495	11,493	24,220
Cash and cash equivalents, end of period	24,449	29,495	11,493	24,449
Cash received during the period for:
Interest	31	11	59	11,746
Taxes	685	1,082	1,523	18,207
Cash paid during the period for:
Interest		(155)	(78)	(1,914)
Schedule of non-cash transactions:
Acquisitions of equipment purchased through capital leases				3,470
Issuance of common shares in connection with license agreements				592
Issuance of Ordinary shares on conversion of bridging loan				1,638
Issuance of Preferred Ordinary 'C' shares on conversion of secured convertible loan notes and accrued interest				8,893
Issuance of Ordinary shares in lieu of cash bonus				164
Issuance of other long term payable on ALIGN acquisition				$ 1,122

Organization of the Company	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization of the Company
Organization of the Company

1.                                      NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Nature of Operations

Cyclacel Pharmaceuticals, Inc. (‘‘Cyclacel’’ or the ‘‘Company’’) is a development-stage biopharmaceutical company dedicated to the development and commercialization of novel, mechanism-targeted drugs to treat human cancers and other serious diseases. Cyclacel’s strategy is to build a diversified biopharmaceutical business focused in hematology and oncology based on a development pipeline of novel drug candidates.

Cyclacel’s clinical development priorities are focused on sapacitabine, an orally available, cell cycle modulating nucleoside analogue.

Sapacitabine is being evaluated in the SEAMLESS Phase 3 trial being conducted under a Special Protocol Assessment (“SPA”) agreement with the US Food and Drug Administration (“FDA”) for the front-line treatment of acute myeloid leukemia (“AML”) in the elderly and in Phase 2 studies for AML, myelodysplastic syndromes (“MDS”), non-small cell lung cancer (“NSCLC”) and chronic lymphocytic leukemia. Sapacitabine is also being evaluated in a Phase1/2 study in combination with seliciclib, our second clinical candidate.

The Company has ongoing clinical programs with seliciclib in NSCLC and nasopharyngeal cancer (“NPC”) and once data becomes available and is reviewed, the Company will determine the feasibility of pursuing further development and/or partnering these assets.

In addition, until September 30, 2012 the Company marketed directly in the United States Xclair® Cream for radiation dermatitis and Numoisyn® Liquid and Numoisyn® Lozenges for xerostomia pursuant to a distribution agreement with Sinclair Pharmaceuticals Limited (“Sinclair”). On August 10, 2012, the Company entered into an agreement with Sinclair to terminate these distribution agreements, effective September 30, 2012. See Recent Developments below and Note 3 — Discontinued Operations for further details.

As a development stage enterprise, substantially all efforts of the Company to date have been devoted to performing research and development, conducting clinical trials, developing and acquiring intellectual property, raising capital and recruiting and training personnel. The Company currently anticipates that its cash and cash equivalents of approximately $17.8 million as of September 30, 2012 are sufficient to meet its anticipated short-term working capital needs and to fund its on-going sapacitabine clinical trials for at least the next twelve months. However, the Company cannot be certain that it will be able to raise sufficient funds to complete the development and commercialize any of its product candidates currently in clinical development, should they succeed.

Basis of Presentation

The condensed consolidated balance sheet as of September 30, 2012, the condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2012 and 2011, the condensed consolidated statement of cash flows for the nine months ended September 30, 2012 and 2011 and the condensed consolidated statement of operations, comprehensive loss and cash flows for the period from August 13, 1996 (inception) to September 30, 2012, and all related disclosures contained in the accompanying notes are unaudited. The condensed consolidated balance sheet as of December 31, 2011 is derived from the audited consolidated financial statements included in the 2011 Annual Report on Form 10-K filed with the Securities and Exchange Commission (“SEC”). The condensed consolidated financial statements are presented on the basis of accounting principles that are generally accepted in the United States (“GAAP”) for interim financial information and in accordance with the rules and regulations of the SEC. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States for a complete set of financial statements. In the opinion of management, all adjustments, which include normal recurring adjustments necessary to present fairly the condensed consolidated balance sheet as of September 30, 2012, and the results of operations, comprehensive loss for the three and nine months ended September 30, 2012 and 2011 and for the period from August 13, 1996 (inception) to September 30, 2012, and the consolidated statements of cash flows for the nine months ended September 30, 2012 and 2011 and for the period from August 13, 1996 (inception) to September 30, 2012, have been made. The interim results for the three months ended September 30, 2012 are not necessarily indicative of the results to be expected for the year ending December 31, 2012 or for any other year. Certain prior period amounts have been reclassified to conform to current period presentation. The condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the accompanying notes for the year ended December 31, 2011, included in the Company’s Annual Report on Form 10-K filed with the SEC.

Recent Developments

Reverse Stock Split

On August 24, 2012, the Company effected a 1-for-7 reverse stock split of its shares of common stock in order to increase the per share trading price of the Company’s shares of common stock to satisfy the $1.00 minimum bid price requirement for continued listing on the NASDAQ Global Market. The Company received notification from NASDAQ that as of September 11, 2012, the Company evidenced a closing bid price of its common stock price in excess of the $1.00 minimum requirement for at least 10 consecutive trading days. Accordingly, the Company has regained compliance with Listing Rule 5450(a)(1). All share and per share information presented in this Form 10-Q gives effect to the reverse stock split.

Termination and Settlement Agreement

On August 10, 2012, the Company entered into an agreement with Sinclair to terminate, effective September 30, 2012, the distribution agreements relating to the promotion and sale of Xclair®, Numoisyn® Lozenges and Numoisyn® Liquid. The termination agreement includes a minimum royalty arrangement based on future net revenues, under which Sinclair will pay the Company a minimum of approximately $1.0 million in quarterly installments over the three years ending on September 30, 2015. The operating results associated with the promotion and sale of Xclair®, Numoisyn® Liquid and Numoisyn® Lozenges are classified within Income (loss) from discontinued operations, net of tax in the consolidated statements of operations for all periods presented, and the associated assets and liabilities are classified within current assets of discontinued operations, long-term assets of discontinued operations, and current liabilities of discontinued operations, as appropriate, in the condensed consolidated balance sheets for all applicable periods presented. See Note 3 — Discontinued Operations for further details.

Preferred Stock Dividend

On September 12, 2012, the Company’s Board of Directors decided not to declare a quarterly cash dividend on the Company’s 6% Convertible Exchangeable Preferred Stock (“Preferred Stock”) with respect to the third quarter of 2012 that would have otherwise been payable on November 1, 2012.

Subsequent Developments

On December 31, 2012, the Company entered into a Securities Exchange Agreement with Tang Capital Partners, LP (“Tang”), pursuant to which the Company agreed to issue 631,561 shares of its common stock to Tang in exchange for Tang’s delivery to the Company of 351,990 shares of the Company’s 6% Exchangeable Convertible Preferred Stock. The terms were determined by arms-length negotiations between the parties and the shares of common stock were issued in reliance on the exemption from registration contained in Section 3(a)(9) of the Securities Act for securities exchanged by the issuer and an existing security holder where no commission or other remuneration is paid or given directly or indirectly by the issuer for soliciting such exchange. This transaction settled on January 2, 2013, after which a total of 861,152 shares of Preferred Stock remain outstanding.

Stock Purchase Agreement

On December 14, 2012, the Company entered into a common stock purchase agreement with Aspire Capital Fund, LLC (“Aspire”). Upon execution of the Purchase Agreement, Aspire purchased 158,982 shares of common stock for an aggregate purchase price of $1.0 million based the closing price of the Company’s common stock December 13, 2012, the date upon which the business terms were agreed.  Under the terms of the Purchase Agreement, Aspire has committed to purchase up to an additional 1,454,787 shares from time to time as directed by the Company over the next two years at prices derived from the market prices on or near the date of each sale.  However, such commitment is limited to an additional $19.0 million of share purchases.  In consideration for entering into the Purchase Agreement, concurrent with the execution of the Purchase Agreement, the Company issued to 74,548 shares of its common stock to Aspire for no consideration.

Grant Award

In November 2012, the Company was awarded a grant of approximately $1.9 million from the UK Government’s Biomedical Catalyst to complete an Investigational New Drug (“IND”) directed preclinical development of CYC065, a novel orally available, second generation, CDK inhibitor.

1                                         Organization of the Company

Cyclacel Pharmaceuticals, Inc. (‘‘Cyclacel’’ or the ‘‘Company’’) is a development-stage biopharmaceutical company dedicated to the development and commercialization of novel, mechanism-targeted drugs to treat human cancers and other serious diseases. Cyclacel’s strategy is to build a diversified biopharmaceutical business focused in hematology and oncology based on a portfolio of commercial products and a development pipeline of novel drug candidates.

Cyclacel’s clinical development priorities are focused on sapacitabine in the following indications:

·                  Acute myeloid leukemia, or AML in the elderly;

·                  Myelodysplastic syndromes, or MDS; and

·                  Non-small cell lung cancer or NSCLC.

On January 11, 2011, the Company opened enrollment of the SEAMLESS pivotal Phase 3 trial for the Company’s sapacitabine oral capsules as a front-line treatment of elderly patients aged 70 years or older with newly diagnosed AML who are not candidates for intensive induction chemotherapy under a Special Protocol Assessment, or SPA, reached with the U.S. Food & Drug Administration, or FDA.

The Company has ongoing clinical programs in development awaiting further data. Once data becomes available and is reviewed, will determine the feasibility of pursuing further development and/or partnering these assets, including sapacitabine in combination with seliciclib and seliciclib in NSCLC and nasopharyngeal cancer, or NPC. In addition, we marketed directly in the United States Xclair® Cream for radiation dermatitis and Numoisyn® Liquid and Numoisyn® Lozenges for xerostomia. However, the distribution agreements for the promotion and sale of these products were terminated effective September 30, 2012. As a development stage enterprise, substantially all efforts of the Company to date have been devoted to performing research and development, conducting clinical trials, developing and acquiring intellectual property, raising capital and recruiting and training personnel.

Capital Resources

The Company’s existing capital is not sufficient to complete the development and commercialization of any of its product candidates.

Basis of Presentation

The accompanying consolidated financial statements as of December 31, 2010 and 2011, and for each of the three years in the period ended December 31, 2011 and for the period from August 13, 1996 (inception) to December 31, 2011, have been prepared in accordance with accounting principles generally accepted in the United States, or U.S. GAAP. The consolidated financial statements include the financial statements of Cyclacel Pharmaceuticals, Inc. and all of the Company’s wholly owned subsidiaries. All intercompany balances and transactions have been eliminated.

Developments

Reverse Stock Split

On August 24, 2012, the Company effected a 1-for-7 reverse stock split of its shares of common stock in order to increase the per share trading price of the Company’s shares of common stock to satisfy the $1.00 minimum bid price requirement for continued listing on the NASDAQ Global Market. The Company received notification from NASDAQ that as of September 11, 2012, the Company evidenced a closing bid price of its common stock price in excess of the $1.00 minimum requirement for at least 10 consecutive trading days. Accordingly, the Company has regained compliance with Listing Rule 5450(a)(1). All share and per share information presented gives effect to the reverse stock split.

Termination and Settlement Agreement

On August 10, 2012, the Company entered into an agreement with Sinclair to terminate, effective September 30, 2012, the distribution agreements relating to the promotion and sale of Xclair®, Numoisyn® Lozenges and Numoisyn® Liquid. The termination agreement includes a minimum royalty arrangement based on future net revenues, under which Sinclair will pay the Company a minimum of approximately $1.0 million in quarterly installments over the three years ending on September 30, 2015. The operating results associated with the promotion and sale of Xclair®, Numoisyn® Liquid and Numoisyn® Lozenges are classified within Income (loss) from discontinued operations, net of tax in the consolidated statements of operations for all periods presented, and the associated assets and liabilities are classified within current assets of discontinued operations and current liabilities of discontinued operations, as appropriate, in the condensed consolidated balance sheets for all applicable periods presented. See Note 3 — Discontinued Operations for further details.

Recent Accounting Pronouncement

During the first quarter of 2012, the Company adopted the accounting standard update regarding the presentation of comprehensive income. This update was issued to increase the prominence of items reported in other comprehensive income. The update requires that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements and requires retrospective application of this standard. In connection with the adoption of this standard, the consolidated financial statements include a separate statement of comprehensive income.

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries for the indicated periods. All significant intercompany transactions and balances have been eliminated.

Use of Estimates

The preparation of financial statements in accordance with United States GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Critical estimates include estimated levels of product returns, and inputs used to determine stock-based compensation expense and the fair value of financial instruments, such as Economic Rights and other liabilities measured at fair value. Cyclacel reviews its estimates on an ongoing basis. The estimates are based on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results may differ from these estimates.

Cash and Cash Equivalents

Cash equivalents are stated at cost, which is substantially the same as fair value. The Company considers all highly liquid investments with an original maturity of three months or less at the time of initial purchase to be cash equivalents. The objectives of the Company’s cash management policy are to safeguard and preserve funds, to maintain liquidity sufficient to meet Cyclacel’s cash flow requirements and to attain a market rate of return. Cash and cash equivalents includes cash, money market funds and commercial paper.

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities, Economic Rights, and other liabilities measured at fair value. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their respective fair values due to the nature of the accounts, notably their short maturities. Economic Rights and other liabilities measured at fair value employ applicable inputs as described in “Note 4 - Fair Value Measurements”.

Revenue Recognition

Collaboration, research and development, and grant revenue

Certain of the Company’s revenues are earned from collaborative agreements. The Company recognizes revenue when persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the fee is fixed or determinable; and collectability is reasonably assured. Determination of whether these criteria have been met is based on management’s judgments regarding the nature of the research performed, the substance of the milestones met relative to those the Company must still perform, and the collectability of any related fees. Should changes in conditions cause management to determine these criteria are not met for certain future transactions, revenue recognized for any reporting period could be adversely affected. The Company had no such collaboration revenues for the three and nine months ended September 30, 2011 and 2012.

Research and development revenues, which are earned under agreements with third parties for contract research and development activities, are recorded as the related services are performed. Milestone payments are non-refundable and recognized as revenue when earned, as evidenced by achievement of the specified milestones and the absence of ongoing performance obligations. Any amounts received in advance of performance are recorded as deferred revenue. None of the revenues previously recognized are refundable if the relevant research effort is not successful. The Company had no such research and development revenue for the three and nine months ended September 30, 2011 and 2012.

Grant revenues from government agencies and private research foundations are recognized as the related qualified research and development costs are incurred, up to the limit of the prior approval funding amounts. All grants earned and received are not refundable. The Company had deferred grant revenue of approximately $10,000, which is included in accrued liabilities and other current liabilities, as of September 30, 2012.  The Company had no such deferred revenue at December 31, 2011.

Clinical Trial Accounting

Data management and monitoring of the Company’s clinical trials are performed with the assistance of contract research organizations (“CROs”) or clinical research associates (“CRAs”) in accordance with the Company’s standard operating procedures. Typically, CROs and some CRAs bill monthly for services performed, and others bill based upon milestones achieved. For outstanding amounts, the Company accrues unbilled clinical trial expenses based on estimates of the level of services performed each period. Costs of setting up clinical trial sites for participation in the trials are expensed immediately as research and development expenses. Clinical trial costs related to patient enrollment are accrued as patients are entered into the trial and any initial payment made to the clinical trial site is recognized upon execution of the clinical trial agreements and expensed as research and development expenses.

Research and Development Expenditures

Research and development expenses consist primarily of costs associated with developing the Company’s product candidates, including upfront fees and milestones paid to parties from whom the Company licenses certain intellectual property, compensation and other expenses for research and development personnel, supplies and development materials, costs for consultants and related contract research, facility costs, amortization of purchased technology and depreciation. Expenditures relating to research and development are expensed as incurred.

Foreign currency and currency translation

Transactions that are denominated in a foreign currency are remeasured into the functional currency at the current exchange rate on the date of the transaction. Any foreign currency-denominated monetary assets and liabilities are subsequently remeasured at current exchange rates, with gains or losses recognized as foreign exchange (losses)/gains in the statement of operations.

The assets and liabilities of the Company’s international subsidiary are translated from its functional currency into United States dollars at exchange rates prevailing at the balance sheet date.  Average rates of exchange during the period are used to translate the statement of operations, while historical rates of exchange are used to translate any equity transactions.

Translation adjustments arising on consolidation due to differences between average rates and balance sheet rates, as well as unrealized foreign exchange gains or losses arising from remeasurement of foreign-currency denominated intercompany loans that are of a long-term-investment nature, are recorded in other comprehensive income.

Fair Value Measurements

Inputs used to determine fair value of financial and non-financial assets and liabilities are categorized using a fair value hierarchy that prioritizes observable and unobservable inputs into three broad levels, from Level 1, for quoted prices (unadjusted) in active markets for identical assets or liabilities, to Level 3, for unobservable inputs (see Note 4 - Fair Value Measurements). Management reviews the categorization of fair value inputs on a periodic basis and may determine that it is necessary to transfer an input from one level of the fair value hierarchy to another based on changes in events or circumstances, such as a change in the observability of an input. Any such transfer will be recognized at the end of the reporting period.

Income Taxes

The Company accounts for income taxes under the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. The Company’s management has established a full valuation allowance against its deferred tax assets based on the determination that it is not more likely than not that the Company will recognize the benefits of those assets.

The Company applies the guidance codified in ASC 740, “Income taxes” (“ASC 740”) related to accounting for uncertainty in income taxes. ASC 740 specifies the accounting for uncertainty in income taxes recognized in a company’s financial statements by prescribing a minimum probability threshold a tax position is required to meet before being recognized in the financial statements.

The Company records income tax benefits related to research and development tax credits, which will be claimed from H. M. Revenue & Customs, the United Kingdom’s taxation and customs authority, with respect to qualifying research and development costs incurred in the same accounting period.

Stock-based Compensation

The Company grants stock options, restricted stock units and restricted stock to officers, employees and directors under the Amended and Restated Equity Incentive Plan (“2006 Plan”), which was approved on March 16, 2006, as amended on May 21, 2007, and subsequently amended and restated on April 14, 2008.  The Company has granted various types of awards under the 2006 Plan, which is described more fully in Note 7 - Stock-Based Compensation Arrangements. The Company accounts for these awards under ASC 718, “Compensation — Stock Compensation” (“ASC 718”).

ASC 718 requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation over the requisite service period for awards expected to vest. The fair value of restricted stock and restricted stock units is determined based on the number of awards granted and the quoted price of the Company’s common stock on the date of grant. The determination of grant-date fair value for stock option awards is estimated using the Black-Scholes model, which includes variables such as the expected volatility of the Company’s share price, the anticipated exercise behavior of its employees, interest rates, and dividend yields. These variables are projected based on the Company’s historical data, experience, and other factors. Changes in any of these variables could result in material adjustments to the expense recognized for share-based payments. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line attribution method. The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from current estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised.  The Company considers many factors when estimating expected forfeitures, including type of awards granted employee class, and historical experience.  Actual results and future estimates may differ substantially from current estimates.

Segments

The Company has determined its reportable segments in accordance with ASC 280, “Segment Reporting” (“ASC 280”) and related disclosures about products, services, geographic areas and major customers.  After considering its business activities and geographic reach, the Company has concluded that it operates in just one operating segment being the discovery, development and commercialization of novel, mechanism-targeted drugs to treat cancer and other serious disorders, with development operations in two geographic areas, namely the United States and the United Kingdom.

Net Loss per Common Share

The Company calculates net loss per common share in accordance with ASC Topic 260, “Earnings Per Share” (“ASC 260”). Basic and diluted net loss per common share was determined by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period. All share and per share information presented gives effect to the reverse stock split, which occurred on August 24, 2012. The Company’s potentially dilutive shares, which include outstanding common stock options, restricted stock, restricted stock units, convertible preferred stock, and common stock warrants, have not been included in the computation of diluted net loss per share for all periods as the result would be anti-dilutive.

	September 30, 2011	September 30, 2012
Stock options	447,025	480,415
Unvested restricted stock and restricted stock units	9,671	40,121
Convertible preferred stock	73,747	73,747
Contingently issuable common stock and common stock warrants associated with Economic Rights	—	435,187
Common stock warrants	834,800	1,973,431
Total shares excluded from calculation	1,365,243	3,002,901

Comprehensive Income (Loss)

In accordance with ASC 220, “Comprehensive Income” (“ASC 220”) all components of comprehensive income (loss), including net income (loss), are reported in the financial statements in the period in which they are recognized. ASC 220 defines comprehensive income (loss) as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments, are reported, net of any related tax effect, to arrive at comprehensive income (loss). No taxes were recognized in relation to items of other comprehensive income.

2                                         Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Critical estimates include product returns reserve percentages and inputs used to determine stock-based compensation expense and fair value of financial instruments, such as warrants and other derivatives. Cyclacel reviews its estimates on an ongoing basis. The estimates are based on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results may differ from these estimates. Cyclacel believes the judgments and estimates required by the following accounting policies to be significant in the preparation of the Company’s consolidated financial statements.

Concentration of Credit Risk and Other Risks and Uncertainties

All of the Company’s product revenues, which relate to the promotion and sales of the of Xclair®, Numoisyn® Liquid and Numoisyn® Lozenges, have been classified within loss from discontinued operations , net of tax, in the consolidated statement of operations for all periods presented.  During the years ended December 31, 2009, 2010 and 2011, approximately 86%, 87% and 89%, respectively, of the Company’s product sales in the United States were to three wholesalers: Cardinal Health, Inc., McKesson Corporation and AmerisourceBergen. As of December 31, 2009, 2010 and 2011, these three wholesalers accounted for 98%, 99% and 97%, respectively, of the Company’s trade accounts receivable (which are reported as a component of current assets of discontinued operations).

Drug candidates developed by the Company typically will require approvals or clearances from the FDA or other international regulatory agencies prior to commercialize sales. There can be no assurance that the Company’s drug candidates will receive any of the required approvals or clearances. If the Company was denied approval or clearance or such approval was delayed, or is unable to obtain the necessary financing to complete development and approval, it may have a material adverse impact on the Company.

Foreign currency and currency translation

Transactions that are denominated in a foreign currency are remeasured into the functional currency at the current exchange rate on the date of the transaction. Any foreign currency-denominated monetary assets and liabilities are subsequently remeasured at current exchange rates, with gains or losses recognized as foreign exchange (losses)/gains in the statement of operations.

The assets and liabilities of the Company’s international subsidiary are translated from its functional currency into United States dollars at exchange rates prevailing at the balance sheet date. Average rates of exchange during the period are used to translate the statement of operations, while historical rates of exchange are used to translate any equity transactions.

Translation adjustments arising on consolidation due to differences between average rates and balance sheet rates, as well as unrealized foreign exchange gains or losses arising from translation of intercompany loans that are of a long-term-investment nature, are recorded in other comprehensive income.

Segments

After considering its business activities and geographic reach, the Company has concluded that it operates in just one operating segment being the discovery, development and commercialization of novel, mechanism-targeted drugs to treat cancer and other serious disorders, with development operations in two geographic areas, namely the United States and the United Kingdom.

Cash and Cash Equivalents

Cash equivalents are stated at cost, which is substantially the same as fair value. The Company considers all highly liquid investments with an original maturity of three months or less at the time of initial purchase to be cash equivalents. The objectives of the Company’s cash management policy are to safeguard and preserve funds, to maintain liquidity sufficient to meet Cyclacel’s cash flow requirements and to attain a market rate of return.

Trade Accounts Receivable and Allowance for Doubtful Accounts

An allowance for doubtful accounts is provided, as necessary, on trade receivables based on their respective aging categories and historical collection experience, taking into consideration the type of payer, historical and projected collection outcomes, and current economic and business conditions that could affect the collectability of the Company’s receivables. The allowance for doubtful accounts is reviewed, at a minimum, on a quarterly basis. Changes in the allowance for doubtful accounts are recorded as an adjustment to bad debt expense and reported within loss from discontinued operations, net of tax. Material revisions to reserve estimates may result from adverse changes in collection experience. The Company writes off accounts against the allowance for doubtful accounts when reasonable collection efforts have been unsuccessful and it is likely the receivable will not be recovered.

Trade accounts receivable are included in current assets of discontinued operations on the consolidated balance sheet and were $0.1 million at both December 31, 2010 and 2011. All trade accounts receivable were deemed collectible as of December 31, 2010 and 2011.

Inventory

Cyclacel values inventories at the lower of cost or market value. The Company determines cost using the first-in, first-out method. As of December 31, 2010 and 2011, all inventories were classified as finished goods and are included in current assets of discontinued operations. The Company analyzes its inventory levels at least quarterly to identify any items that may expire prior to sale, inventory that has a cost basis in excess of net realizable value, or inventory in excess of expected sales requirements. The determination of whether or not inventory costs will be realizable requires estimates by the Company’s management. A critical input in this determination is future expected inventory requirements, based on sales forecasts. The Company writes down the value of inventory to the extent that inventory is expected to expire before being sold. During 2009, the Company wrote-down approximately $0.1 million of inventory, based upon current inventory levels, expiration dates, and future sales. This amount was recorded within loss from discontinued operation, net of tax on the consolidated statement of operations. There were no such write-downs during the years ended December 31, 2010 and December 31, 2011.

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities, common stock warrants and other derivatives. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their respective fair values due to the nature of the accounts, notably their short maturities. Warrants and other derivatives are measured at fair value using applicable inputs as described in Note 6, Fair Value.

Property, Plant and Equipment

Property, plant and equipment is stated at cost and depreciated on a straight-line basis over the estimated useful lives of the related assets, which are generally three to five years. Amortization of leasehold improvements is computed using the straight-line method over the shorter of the remaining lease term or the estimated useful life of the related assets, currently between five and fifteen years. Upon sale or retirement of assets, the costs and related accumulated depreciation and amortization are removed from the balance sheet and the resulting gain or loss on sale is reflected as a component of operating income or loss. Expenditures for maintenance and repairs are charged to operating expenses as incurred.

During 2009 and 2010, the Company sold fixed assets related to the closed Cambridge facility totaling $0.1 million and approximately $28,000, respectively. The Company sold fixed assets totaling approximately $6,000 during the year ended December 31, 2011.

Impairment of Long-lived Assets

The Company reviews property, plant and equipment for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company assesses the recoverability of the potentially affected long-lived assets by determining whether the carrying value of such assets can be recovered through undiscounted future operating cash flows.

Impairment, if any, is measured as the amount by which the carrying amount of a long-lived asset (or asset group) exceeds its fair value.

Measurement of fair value is determined using the income-based valuation methodology. The income —based valuation approach measures the fair value of an asset (or asset group) by calculating the present value of the future expected cash flows to be derived from that asset, from the perspective of a market participant. Such cash flows are discounted using a rate of return that incorporates the risk-free rate for the use of funds, the expected rate of inflation and risks associated with using the asset. If the carrying amount of a long-lived asset exceeds its fair value, an impairment loss is recognized.

Revenue Recognition

Product sales

Revenue from product sales relate to operations that have been discontinued. Accordingly, such revenue has been reported as a component of loss from discontinued operations, net of tax on the consolidated statements of operations. The Company recognizes revenue from product sales when persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the selling price is fixed or determinable; and collectability is reasonably assured.

The Company offers a general right of return on these product sales, and has considered the guidance in ASC 605-15, “Revenue Recognition -Products” (“ASC 605-15”) and ASC 605 — 10 “Revenue Recognition - Overall” (“ASC 605-10”). Under these guidelines, the Company accounts for all product sales using the “sell-through” method. Under the sell-through method, revenue is not recognized upon shipment of product to distributors. Instead, the Company records deferred revenue at gross invoice sales price less 5% of the current wholesale acquisition price in accordance with our returns policy and deferred cost of sales at the cost at which those goods were held in inventory. The Company recognizes revenue when such inventory is sold through to pharmacies. To estimate product sold through to pharmacies, the Company relies on third-party information, including information obtained from significant distributors with respect to their inventory levels and sell-through to pharmacies. The Company also estimates its provision for returned products based on historical returns for each product and this provision is charged against revenues and reported in loss from discontinued operations. During 2010, the Company recorded $0.2 million of product returns due to a higher than anticipated amount of returns related to expiring product. Since the first quarter of 2010, the Company’s supplier increased the product shelf-life of Xclair® cream from two to three years to assist in the management of the product supply chain. Numoisyn® Liquid and Numoisyn® Lozenges have product shelf lives of three and five years, respectively.

Collaboration, research and development, and grant revenue

Certain of the Company’s revenues are earned from collaborative agreements. The Company recognizes revenue when persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the fee is fixed or determinable; and collectability is reasonably assured. Determination of whether these criteria have been met is based on management’s judgments regarding the nature of the research performed, the substance of the milestones met relative to those the Company must still perform, and the collectability of any related fees. Should changes in conditions cause management to determine these criteria are not met for certain future transactions, revenue recognized for any reporting period could be adversely affected.

Research and development revenues, which are earned under agreements with third parties for contract research and development activities, are recorded as the related services are performed. Milestone payments are non-refundable and recognized as revenue when earned, as evidenced by achievement of the specified milestones and the absence of ongoing performance obligations. Any amounts received in advance of performance are recorded as deferred revenue. None of the revenues recognized to date are refundable if the relevant research effort is not successful.

Grant revenues from government agencies and private research foundations are recognized as the related qualified research and development costs are incurred, up to the limit of the prior approval funding amounts. Grant revenues are not refundable.

Clinical Trial Accounting

Data management and monitoring of the Company’s clinical trials are performed with the assistance of contract research organizations (‘‘CROs’’) or clinical research associates (‘‘CRAs’’) in accordance with the Company’s standard operating procedures. Typically, CROs and some CRAs bill monthly for services performed, and others bill based upon milestones achieved. For outstanding amounts, the Company accrues unbilled clinical trial expenses based on estimates of the level of services performed each period. Costs of setting up clinical trial sites for participation in the trials are expensed immediately as research and development expenses. Clinical trial costs related to patient enrollment are accrued as patients are entered into the trial and any initial payment made to the clinical trial site is recognized upon execution of the clinical trial agreements and expensed as research and development expenses.

Research and Development Expenditures

Research and development expenses consist primarily of costs associated with the Company’s product candidates, upfront fees, milestones, compensation and other expenses for research and development personnel, supplies and development materials, costs for consultants and related contract research, facility costs and depreciation. Expenditures relating to research and development are expensed as incurred.

Patent Costs

Patent prosecution costs are charged to operations as incurred as recoverability of such expenditure is uncertain.

Leased Assets

The costs of operating leases are charged to operations on a straight-line basis over the lease term.

The Company treats a lease as a capital lease when the Company enters into a lease which entails taking substantially all the risks and rewards of ownership of an asset. The asset is recorded in the balance sheet and is depreciated in accordance with the aforementioned depreciation policies. The capital elements of future lease payments are recorded as liabilities and the interest is charged to operations over the period of the lease.

Income Taxes

The Company accounts for income taxes under the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for uncertain positions taken in its tax return in accordance with ASC 740 “Income taxes” (“ASC 740”). ASC 740 specifies the accounting for uncertainty in income taxes recognized in a company’s financial statements by prescribing a minimum probability threshold a tax position is required to meet before being recognized in the financial statements.

Credit is taken in the accounting period for research and development tax credits, which will be claimed from H. M. Revenue & Customs, the United Kingdom’s taxation and customs authority, in respect of qualifying research and development costs incurred in the same accounting period.

Net Loss Per Common Share

The Company calculates net loss per common share in accordance with ASC 260 “Earnings Per Share” (“ASC 260”). Basic and diluted net loss per common share was determined by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period. The Company’s potentially dilutive shares, which include outstanding common stock options, restricted stock, restricted stock units, convertible preferred stock and common stock warrants, have not been included in the computation of diluted net loss per share for all periods as the result would be anti-dilutive.

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Stock options	478,554	498,562	502,249
Restricted Stock and Restricted Stock Units	13,021	8,555	38,089
Convertible preferred stock	124,426	73,747	73,747
Common stock issuable to Kingsbridge	46,943	—	—
Options issued in connection with the October 2010 financing	—	891,771	—
Common stock warrants	1,006,338	1,429,313	1,973,431
Total shares excluded from calculation	1,669,282	2,901,948	2,587,516

Derivative Instruments

The accounting for derivatives requires significant judgments and estimates in determining the fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. The use of different assumptions may have a material effect on the estimated fair value amount and the Company’s results of operations.

Inputs used to determine fair value of financial and non-financial assets and liabilities are categorized using a fair value hierarchy that prioritizes observable and unobservable inputs into three broad levels, from Level 1, which is the most reliable, to Level 3, which is the least reliable (see “Note 6 — Fair Value”). Management reviews the categorization of fair value inputs on a periodic basis and may determine that it is necessary to transfer an input from one level of the fair value hierarchy to another based on changes in events or circumstances, such as a change in the observability of an input. Any such transfer will be recognized at the end of the reporting period.

Stock-based Compensation

The Company grants stock options, restricted stock units and restricted stock to officers, employees and directors under the Amended and Restated Equity Incentive Plan (“2006 Plan”), which was approved on March 16, 2006, as amended on May 21, 2007, and subsequently amended and restated on April 14, 2008. The Company has granted various types of awards under the 2006 Plan, which are described more fully in Note 11 - “Stock-Based Compensation Arrangements”. The Company accounts for these awards under ASC 718 “Compensation — Stock Compensation” (“ASC 718”).

ASC 718 requires measurement of compensation cost for all stock-based awards at fair value on date of grant and recognition of compensation over the requisite service period for awards expected to vest. The fair value of restricted stock and restricted stock units is determined based on the number of shares granted and the quoted price of the Company’s common stock on the date of grant. The determination of grant-date fair value for stock option awards is estimated using the Black-Scholes model, which includes variables such as the expected volatility of our share price, the anticipated exercise behavior of our employees, interest rates, and dividend yields. These variables are projected based on our historical data, experience, and other factors. Changes in any of these variables could result in material adjustments to the expense recognized for share-based payments. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line attribution method. The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from current estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including type of awards granted, employee class, and historical experience. Actual results and future estimates may differ substantially from current estimates.

Comprehensive Income (Loss)

In accordance with ASC 220, “Comprehensive Income” (“ASC 220”) all components of comprehensive income (loss), including net income (loss), are reported in the financial statements in the period in which they are recognized. Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments, are reported, net of any related tax effect, to arrive at comprehensive income (loss). No taxes were recorded on items of other comprehensive income.

Recent accounting pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) FASB issued Accounting Standards Update (“ASU”) 2011-11 which amends the guidance in ASC 210, Balance Sheet (ASC 210). The ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. We do not expect the adoption of this guidance to have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, which amends the guidance on fair value measurement in ASC 820 to converge the fair value measurement and disclosure requirements under GAAP and International Financial Reporting Standards (“IFRS”) fair value measurement and disclosure requirements. The amendments change the wording used to describe the requirements for measuring fair value, changes certain fair value measurement principles and enhances disclosure requirements. This guidance is effective for annual periods beginning after December 15, 2011, applied prospectively. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Discontinued Operations
Discontinued Operations

3.                                      DISCONTINUED OPERATIONS

On August 10, 2012, the Company entered into an agreement with Sinclair to terminate, effective September 30, 2012, the distribution agreements relating to the promotion and sale of Xclair®, Numoisyn® Lozenges and Numoisyn® Liquid.

Product revenue, cost of goods sold and selling, general and administrative costs related to the promotion and sales of the of Xclair®, Numoisyn® Liquid and Numoisyn® Lozenges have been reclassified from operating results from continuing operations to income (loss) from discontinued operations in the consolidated statement of operations for all periods presented as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,		Period from August 13, 1996 (inception) to September 30,
	2011	2012	2011	2012	2012
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Product revenue	$164	$302	$524	$583	$3,604
Cost of goods sold	(95)	(110)	(273)	(293)	(2,045)
Selling, general and administrative	(237)	(121)	(755)	(578)	(9,266)
Goodwill and intangible impairment	—	—	—	—	(5,187)
Interest expense	—	—	—	—	(110)
Gain on termination of distribution agreements	—	1,192	—	1,192	1,192
Income (loss) from discontinued operations, net of tax of $0 for all periods presented	(168)	1,263	(504)	904	(11,812)

The approximately $0.9 million present value of the estimated $1.0 million of minimum royalty payments the Company will receive over the next three years ending September 30, 2015 arising from the termination and settlement agreement and the recognition of approximately $0.3 million associated with a $0.3 million product returns provision liability for which an offsetting asset has been recorded based on our rights under the termination and settlement agreement result in a $1.2 million gain on termination of the distribution agreements for the three and nine months ended September 30, 2012.

The assets and liabilities associated with product promotion and sale have been classified within assets and liabilities of discontinued operations in the accompanying consolidated balance sheets:

	December 31, 2011	September 30, 2012
	(Unaudited)	(Unaudited)
Current assets of discontinued operations:
Inventory	$182	$—
Short term portion of minimum royalty arrangement receivable, net	—	423
Returns indemnification receivable	—	336
Accounts receivable	131	122
Total current assets of discontinued operations	313	881
Long-term assets of discontinued operations:
Long-term portion of minimum royalty arrangement receivable, net	—	433
Total assets of discontinued operations	313	1,314

Current liabilities of discontinued operations:
Accounts payable	$46	$—
Returns provision	202	336
Accrued liabilities and other current liabilities	279	102
Total current liabilities of discontinued operations	$527	$438

3                                         Discontinued Operations

On August 10, 2012, the Company entered into an agreement with Sinclair to terminate, effective September 30, 2012, the distribution agreements relating to the promotion and sale of Xclair®, Numoisyn® Lozenges and Numoisyn® Liquid.

Product revenue, cost of goods sold and selling, general and administrative costs related to the promotion and sales of the of Xclair®, Numoisyn® Liquid and Numoisyn® Lozenges have been reclassified from operating results from continuing operations to loss from discontinued operations in the consolidated statement of operations for all periods presented as follows:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011	Period from August 13, 1996 (inception) to December 31, 2011
Product revenue	$910	$574	$699	$3,021
Cost of goods sold	(545)	(418)	(360)	(1,752)
Selling, general and administrative	(1,907)	(1,287)	(979)	(8,688)
Goodwill and intangible impairment	—	—	—	(5,187)
Interest expense	(7)	—	—	(110)
Loss from discontinued operations, net of tax	$(1,549)	$(1,131)	$(640)	$(12,716)

The assets and liabilities associated with product promotion and sale have been classified within assets and liabilities of discontinued operations in the accompanying consolidated balance sheets:

	December 31, 2010	December 31, 2011
Current assets of discontinued operations:
Inventory	$174	$182
Accounts receivable	138	131
Total current assets of discontinued operations	$312	$313

Current liabilities of discontinued operations:
Accounts payable	$133	$46
Returns provision	268	202
Accrued liabilities and other current liabilities	110	279
Total current liabilities of discontinued operations	$511	$527

Significant Contracts	12 Months Ended
Dec. 31, 2011
Significant Contracts
Significant Contracts

4                                     Significant Contracts

Distribution, Licensing and Research Agreements

The Company has entered into licensing agreements with academic and research organizations. Under the terms of these agreements, the Company has received licenses to technology and patent applications. The Company is required to pay royalties on future sales of product employing the technology or falling under claims of patent applications.

Pursuant to the Daiichi Sankyo license under which the Company licenses certain patent rights for sapacitabine, its lead drug candidate, the Company is under an obligation to use reasonable endeavors to develop a product and obtain regulatory approval to sell a product and has agreed to pay Daiichi Sankyo an up-front fee, reimbursement for Daiichi Sankyo’s enumerated expenses, milestone payments and royalties on a country-by-country basis. The up-front fee and certain past reimbursements have been paid and, as a result of the SEAMLESS trial entering Phase 3 during the first quarter of 2011, a milestone payment of $1.6 million was paid in April 2011. A further $10.0 million in aggregate milestone payments could be payable subject to achievement of all the specific contractual milestones and the Company’s decision to continue with these projects. Royalties are payable in each country for the term of patent protection in the country or for ten years following the first commercial sale of licensed products in the country, whichever is later. Royalties are payable on net sales. Net sales are defined as the gross amount invoiced by the Company or its affiliates or licensees, less discounts, credits, taxes, shipping and bad debt losses. The agreement extends from its commencement date to the date on which no further amounts are owed under it. If the Company wishes to appoint a third party to develop or commercialize a sapacitabine-based product in Japan, within certain limitations, Daiichi Sankyo must be notified and given a right of first refusal to develop and/or commercialize in Japan. In general, the license may be terminated by the Company for technical, scientific, efficacy, safety, or commercial reasons on six months notice, or twelve months, if after a launch of a sapacitabine-based product, or by either party for material default. Effective July 11, 2011, the license agreement was amended to irrevocably waive a termination right Daiichi Sankyo possessed under a provision of the agreement that required the Company to obtain regulatory approval to sell sapacitabine in at least one country by September 2011, and releases the Company from all claims and liability of any kind arising under such provision. The amendment further provides that the royalty due from the Company to Daiichi Sankyo on future net sales of sapacitabine be increased by a percentage between 1.25% and 1.50% depending on the level of net sales of sapacitabine realized.

In connection with the asset acquisition of ALIGN on October 5, 2007, the Company acquired distribution rights for the exclusive rights to sell and distribute three products in the United States. As described in Note 3, each of the agreements covering the three products was terminated as of September 30, 2012. The Company, as part of securing long term supply arrangements, had commitments to make payments totaling $1.3 million, $0.6 million of which was paid in 2009 and the remainder of $0.7 million was paid in 2010. Also, the Company had a minimum purchase obligation equivalent to the value of product purchased in the previous year. For the year ended December 31, 2011 this equated to $0.2 million.

Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents
Cash and Cash Equivalents

5                                         Cash and Cash Equivalents

The following is a summary of cash and cash equivalents at December 31, 2010 and 2011:

	December 31,
	2010	2011
	$000	$000
Cash	429	4,555
Investments with original maturity of less than three months at the time of purchase	29,066	19,894
Total cash and cash equivalents	29,495	24,449

Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value
Fair Value

4.                                      FAIR VALUE MEASUREMENTS

As defined in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, ASC 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

·                  Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

·                  Level 2: Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

·                  Level 3: Unobservable inputs that are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

The fair value of the Company’s financial assets and liabilities that are measured on a recurring basis were determined using the following inputs as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
ASSETS
Cash equivalents	19,894	—	—	19,894
Total assets	19,894	—	—	19,894

LIABILITIES
Other liabilities measured at fair value:
Warrants liability	—	—	51	51
Scottish Enterprise agreement	—	—	20	20
Other liabilities measured at fair value	—	—	71	71
Total liabilities	—	—	71	71

The fair value of the Company’s financial assets and liabilities that are measured on a recurring basis were determined using the following inputs as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
ASSETS
Cash equivalents	—	14,592	—
Total assets	—	14,592	—

LIABILITIES
Economic rights	—	—	1,070	1,070
Other liabilities measured at fair value:
Warrants liability	—	—	—	—
Scottish Enterprise agreement	—	—	20	20
Other liabilities measured at fair value	—	—	20	20
Total liabilities	—	—	1,090	1,090

The following table reconciles the beginning and ending balances of Level 3 inputs for the nine months ended September 30, 2012:

Level 3
$000
Balance as of December 31, 2011	71
Sale of Economic Rights	1,097
Change in valuation of Economic Rights	(27)
Change in valuation of warrants liability	(51)
Balance as of September 30, 2012	1,090

Economic Rights

On March 22, 2012, the Company entered into a financing agreement with certain existing institutional stockholders.  Under the terms of the agreement, investors received contractual rights to receive cash equal to 10% of any future litigation settlement related to the specified intellectual property, subject to a cap.  In certain defined situations, the Company may have to issue either additional common shares or warrants (Collectively, the “Economic Rights”).

The Economic Rights are accounted for as a derivative financial instrument under ASC 815, Derivative financial instruments (“ASC 815”), and are measured at fair value. Changes in fair value are recognized in earnings.  The fair value of the Economic Rights has been estimated using a decision-tree analysis method.  This is an income-based method that incorporates the expected benefits, costs and probabilities of contingent outcomes under varying scenarios.  Each scenario within the decision-tree is discounted to the present value using the company’s credit adjusted risk-free rate and ascribed a weighted probability to determine the fair value.

The Company has concluded the fair value of this liability was approximately $1.1 million as of September 30, 2012, respectively.  The fair value of the Economic Rights increased approximately $0.1  million and decreased $27,000 for the three months and nine months ended September 30, 2012, respectively. Decreases and increases in the valuation of Economic Rights are recognized in the consolidated statement of operations as gains and losses, respectively.

The most significant inputs in estimating the fair value of this liability are:

(i)        The Company’s credit adjusted risk-free rate, which has been derived from the observable returns on debt for more developed pharmaceuticals companies, adjusted for the Company’s risk profile.

(ii)       The amount of the return to the investors, which will vary depending on:

a.                          The outcome of the litigation, including consideration of whether the litigation may be resolved in a jury trial or settled out of court;

b.                          The amount of the settlement or award, which the Company has estimated predominantly based on observable royalty rates arising from the settlement of other cases of intellectual property litigation; and

c.                           The form of the settlement or award.

(iii)      The projected timing of the cash flows to the investors, which could vary between several months to several years depending upon whether the litigation is settled, when the court may decide the case, whether any appeal is made on any court decision and the form of any settlement or award.

(iv)      The number of contingent warrants that could be issued, which is based on a formula.

The decision-tree analysis model used to calculate the fair value of the derivative requires the probability of alternative scenarios to be determined at a series of decision points.  Each scenario may contain more than one decision point resulting in further scenarios.  Therefore, the probability estimates made by management at each decision point are a significant input to the valuation model.

All of these inputs are unobservable inputs, which have an interrelated effect on the fair value of the derivative.  It is not possible to evaluate the impact on the fair value of each factor in combination.  However, generally the fair value of the derivative liability will increase, (i) the higher the value of the expected settlement or award, (ii) the lower the discount rate employed and (iii) the more likely it is that a settlement or award will be made.  The fair value of the derivative liability will decrease if the timing of settlement is delayed, the expected settlement decreases, or anticipated litigation costs increase.  The impact on the fair value of the derivative liability related to the probability of whether the litigation is settled prior to the court hearing or whether a settlement award is made by the court and the form of the settlement will depend on the other factors above and cannot be estimated in isolation.

The decision-tree analysis model has been performed by valuation specialists, based on inputs provided by the Company and other sources. At each reporting period, the inputs to the model will be evaluated to determine whether any adjustments are appropriate, and to reflect changes in the time value of the expected cash flows.

The Company used the following assumptions to calculate the value of the Economic Rights:

	March 22,	September 30,
	2012	2012
Probability of unsuccessful/successful outcomes	25% - 75%	25% - 75%
Amount of award or settlement (1)	$10.0 million - $20.0 million	$10.0 million - $20.0 million
Discount rate	16%	16%
Timing of cash flows	0.75 – 2.27 years	0.25 – 1.77 years
Royalty rate	6%	6%
Litigation expenses	$1.0 million – $3.0 million	$1.0 million – $3.0 million

(1)                     Assumptions take into consideration the cap on the amount that the Company would have to pay investors in the event of an award or settlement.

Other Liabilities Measured at Fair Value

Warrants Liability

The Company issued warrants to purchase shares of common stock under the registered direct financing completed in February 2007.  These warrants are being accounted for as a liability in accordance with ASC 815.  At the date of the transaction, the fair value of the warrants of $6.8 million was determined utilizing the Black-Scholes option pricing model utilizing the following assumptions: risk free interest rate — 4.68%, expected volatility — 85%, expected dividend yield — 0%, and a remaining contractual life of 7 years. As of September 30, 2012, the fair value of the warrants is nil based on the high exercise price of the warrants relative to the Company’s stock price at September 30, 2012 and the term of 1.38 years. The fair value of the warrant is remeasured each reporting period, with a gain or loss recognized in the consolidated statement of operations. Such gains or losses will continue to be reported until the warrants are exercised or expired. The Company used the Black-Scholes option-pricing model to value the warrants.

The Company recognized the change in the value of warrants as a gain on the consolidated statement of operations of $0.4 million and approximately $1,000 for the three months ended September 30, 2011 and 2012, respectively. The Company recognized a gain of $0.6 million and approximately $51,000 for the nine months ended September 30, 2011 and 2012, respectively.

Scottish Enterprise Agreement

On June 22, 2009, the Company amended the Agreement with Scottish Enterprise (“SE”) (the “Amendment”), in order to allow the Company to implement a reduction of the Company’s research operations located in Scotland in exchange for the parties’ agreement to modify the payment terms of the Agreement in the principal amount of £5 million (approximately $8.0 million at December 31, 2009), which SE had previously entered into with the Company. The Agreement provided for repayment of up to £5 million in the event the Company significantly reduced its Scottish research operations. Pursuant to the terms of the Amendment, in association with Cyclacel’s material reduction in staff at its Scottish research facility, the parties agreed to a modified payment of £1 million (approximately $1.7 million at June 22, 2009) payable in two equal tranches. On July 1, 2009, the first installment of £0.5 million (approximately $0.8 million) was paid and the remaining amount of £0.5 million (approximately $0.8 million) was paid on January 6, 2010.  In addition, should a further reduction below current minimum staff levels be effectuated before July 2014 without SE’s prior consent, the Company may be obligated to pay up to £4 million to SE, which will be calculated as a maximum of £4 million (approximately $6.2 million at December 31, 2011 and $6.5 million at September 30, 2012) less the market value of the shares held by SE at the time staffing levels in Scotland fall below the prescribed minimum levels. If the Company were to have reduced staffing levels below the prescribed levels, the amount potentially payable to SE would have been approximately £3.8 million (approximately $5.9 million) and approximately £3.8 million (approximately $6.2 million) at December 31, 2011 and September 30, 2012, respectively.

This arrangement is accounted for as a liability under ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”), and is measured at fair value. Changes in fair value are recognized in earnings.  Due to the nature of the associated contingency and the likelihood of occurrence, the Company has concluded the fair value of this liability was approximately $20,000 at December 31, 2011 and September 30, 2012, respectively. The most significant inputs in estimating the fair value of this liability are the probabilities that staffing levels fall below the prescribed minimum and that the Company is unable or unwilling to replace such employees within the prescribed time period. At both December 31, 2011 and September 30, 2012, the Company used a scenario analysis model to arrive at the fair value of the Scottish Enterprise Agreement and assumed a 30% probability of falling below a minimum staffing level and a 1% probability that the occurrence of such an event would not be cured within the prescribed time period. At each reporting period, the inputs used to determine the fair value of the liability will be evaluated to determine whether adjustments are appropriate. Changes in the value of this liability are recorded in the consolidated statement of operations.

6                                         Fair Value

Fair value measurements

As defined in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, ASC 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

·                  Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

·                  Level 2: Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

·                  Level 3: Unobservable inputs that are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considering counterparty credit risk in its measurement of fair value.

The fair value of the Company’s financial assets and liabilities that are measured on a recurring basis were determined using the following inputs as of December 31, 2011:

	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
Cash equivalents	19,894	—	—	19,894
Warrants liability	—	—	51	51
Other derivatives	—	—	20	20
Total	19,894		71	19,965

Warrants Liability

The Company issued warrants to purchase shares of common stock under the registered direct financing completed in February 2007. These warrants are being accounted for as a liability in accordance with ASC 815. At the date of the transaction, the fair value of the warrants of $6.8 million was determined utilizing the Black-Scholes option pricing model utilizing the following assumptions: risk free interest rate — 4.68%, expected volatility — 85%, expected dividend yield — 0%, and a remaining contractual life of 7 years. The value of the warrant is being marked to market each reporting period as a derivative gain or loss on the consolidated statement of operations until exercised or expiration. The fair value of the warrants was $0.7 million and $51,000 at December 31, 2010 and 2011, respectively. The Company used the Black-Scholes option-pricing model with the following assumptions to value the warrants:

	December 31,
	2010	2011
Exercise price	$59.08	$59.08
Expected term	3.13 Yrs	2.13 Yrs
Risk free interest rate	1.02%	0.25%
Expected volatility	121%	106%
Expected dividend yield over expected term	—	—

During the year ended December 31, 2011, the Company recognized the change in the value of warrants of $0.6 million as income on the consolidated statement of operations. During each of the years ended December 31, 2010 and 2009, the Company recognized an expense of $0.3 million from the change in the value of warrants.

Other Derivatives

Scottish Enterprise Agreement

On June 22, 2009, the Company amended the Agreement with Scottish Enterprise (“SE”) (the “Amendment”), in order to allow the Company to implement a reduction of the Company’s research operations located in Scotland in exchange for the parties’ agreement to modify the payment terms of the Agreement in the principal amount of £5 million (approximately $8.0 million at December 31, 2009), which SE had previously entered into with the Company. The Agreement provided for repayment of up to £5 million in the event the Company significantly reduced its Scottish research operations. Pursuant to the terms of the Amendment, in association with Cyclacel’s material reduction in staff at its Scottish research facility, the parties agreed to a modified payment of £1 million (approximately $1.7 million at June 22, 2009) payable in two equal tranches. On July 1, 2009, the first installment of £0.5 million (approximately $0.8 million) was paid and the remaining amount of £0.5 million (approximately $0.8 million) was paid on January 6, 2010. In addition, should a further reduction below current minimum staff levels be effectuated before July 2014 without SE’s prior consent, the Company may be obligated to pay up to £4 million to SE, which will be calculated as a maximum of £4 million (approximately $6.2 million at December 31, 2011) less the market value of the shares held by SE at the time staffing levels in Scotland fall below the prescribed minimum levels. If the Company were to have reduced staffing levels below the prescribed levels as of December 31, 2011, the amount potentially payable to SE would have been approximately £3.8 million (approximately $5.9 million) based on the Company’s share price of $4.13 at December 31, 2011.

This arrangement is accounted for as a liability under ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and is measured at fair value. Changes in fair value are recognized in earnings. Due to the nature of the associated contingency and the likelihood of occurrence, the Company has concluded the fair value of this liability was approximately $20,000 at December 30, 2011. The most significant inputs in estimating the fair value of this liability are the probabilities that staffing levels fall below the prescribed minimum and that the Company is unable or unwilling to replace such employees within the prescribed time period. As of December 31, 2011, the Company has concluded that the probability of the combination of these events occurring is minimal. Changes in the value of derivatives are recorded in the consolidated statement of operations.

The following table reconciles the beginning and ending balance of fair value measurement using Level 3 inputs for the year ended December 31, 2011:

Level 3
$000
Balance as of December 31, 2010	680
Change in valuation of warrants liability	(629)
Change in valuation of derivative	20
Balance as of December 31, 2011	71

Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

5.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2011	September 30, 2012
	($000s)
Research and development tax credit receivable	541	732
Prepayments	317	318
Other current assets	211	185
Total prepaid expenses and other current assets	1,069	1,235

7                                         Prepaid Expenses and Other Current Assets

The following is a summary of prepaid expenses and other current assets at December 31, 2010 and 2011:

	December 31,
	2010	2011
	$000	$000
Research and development tax credit receivable	660	544
Prepayments	314	317
Other current assets	270	208
	1,244	1,069

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Property, Plant and Equipment

8                                     Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	Useful lives in years from	December 31,
	date of acquisition	2010	2011
		$000	$000
Leasehold improvements	5 to 15 yrs	844	844
Research and laboratory equipment	3 to 5 yrs	6,281	6,251
Office equipment and furniture	3 to 5 yrs	1,267	1,273
		8,392	8,368
Less: accumulated depreciation and amortization		(7,984)	(8,201)
		408	167

The depreciation and amortization of property, plant and equipment amounted to $0.7 million, $0.5 million and $0.2 million for the years ended December 31, 2009, 2010 and 2011, respectively.

Depreciation and amortization expense for the period from inception or August 13, 1996 through December 31, 2011 was $12.6 million. At December 31, 2010 and 2011 there were no assets held under capital lease arrangements.

As a result of the Company revising its operating plan in September 2008, the Company identified that certain research and development assets at its Cambridge, UK facility would no longer be utilized (see Note 12 — “Restructuring”). For the year ended December 31, 2009, the Company recorded an asset impairment of $0.2 million in respect of these assets as accelerated depreciation in accordance with ASC 360, which is shown within research and development expense on the consolidated statement of operations. There were no impairments of property, plant and equipment during the years ended December 31, 2010 and 2011.

Accrued and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued and Other Current Liabilities
Accrued and Other Current Liabilities

6.                                      ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consisted of the following:

	December 31, 2011	September 30, 2012
	($000s)
Accrued research and development	3,471	3,335
Other current liabilities	712	792
	4,183	4,127

During the nine months ended September 30, 2012, the Company recorded out of period reversals of pre-clinical expense accruals of $0.4 million as a decrease to accrued liabilities and other current liabilities on the consolidated balance sheets and as a decrease to research and development expenses on the consolidated statements of operations.

9                                         Accrued and Other Current Liabilities

Accrued and other current liabilities consisted of the following:

	December 31,
	2010	2011
	$000	$000
Accrued research and development	2,793	3,471
Other current liabilities	961	712
	3,754	4,183

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

8.                                      COMMITMENTS AND CONTINGENCIES

Licensing Agreements

The Company has entered into licensing agreements with academic and research organizations. Under the terms of these agreements, the Company has received licenses to technology and patent applications. The Company is required to pay royalties on future sales of product employing the technology or falling under claims of patent applications.

Pursuant to the Daiichi Sankyo license under which the Company licenses certain patent rights for sapacitabine, its lead drug candidate, the Company is under an obligation to use reasonable endeavors to develop a product and obtain regulatory approval to sell a product and has agreed to pay Daiichi Sankyo an up-front fee, reimbursement for Daiichi Sankyo’s enumerated expenses, milestone payments and royalties on a country-by-country basis. The up-front fee and certain past reimbursements have been paid and, as a result of the SEAMLESS trial entering Phase 3 during the first quarter of 2011, a milestone payment of $1.6 million was paid in April 2011. A further $10.0 million in aggregate milestone payments could be payable subject to achievement of all the specific contractual milestones and the Company’s decision to continue with these projects. Royalties are payable in each country for the term of patent protection in the country or for ten years following the first commercial sale of licensed products in the country, whichever is later. Royalties are payable on net sales. Net sales are defined as the gross amount invoiced by the Company or its affiliates or licensees, less discounts, credits, taxes, shipping and bad debt losses. The agreement extends from its commencement date to the date on which no further amounts are owed under it. If the Company wishes to appoint a third party to develop or commercialize a sapacitabine-based product in Japan, within certain limitations, Daiichi Sankyo must be notified and given a right of first refusal to develop and/or commercialize in Japan. In general, the license may be terminated by the Company for technical, scientific, efficacy, safety, or commercial reasons on six months’ notice, or upon twelve months’ notice after a launch of a sapacitabine-based product.  The license also may be terminated by either party for material default. Effective July 11, 2011, the license agreement was amended to irrevocably waive a termination right Daiichi Sankyo possessed under a provision of the agreement that required the Company to obtain regulatory approval to sell sapacitabine in at least one country by September 2011, and releases the Company from all claims and liability of any kind arising under such provision. The amendment further provides that the royalty rate due from the Company to Daiichi Sankyo on future net sales of sapacitabine be increased between 1.25% and 1.50% depending on the level of net sales of sapacitabine realized.

Legal proceedings

On April 27, 2010, the Company was served with a complaint filed by Celgene Corporation in the United States District Court for the District of Delaware seeking a declaratory judgment that four of the Company’s own patents (claiming the use of romidepsin injection in T-cell lymphomas) are invalid and not infringed by Celgene’s products, but directly involve the use and administration of Celgene’s ISTODAX® (romidepsin for injection) product. On June 17, 2010, the Company filed its answer and counterclaims to the declaratory judgment complaint. The Company has filed counterclaims charging Celgene with infringement of each of its four patents for Celgene’s sale of ISTODAX® to CTCL, and, more recently, peripheral T-cell lymphoma (PTCL) and seeking damages for Celgene’s infringement as well as injunctive relief.A Scheduling Order was entered February 2, 2012, at which time the court set significant dates, the remaining of which are the following: March 14, 2013 (claim construction hearing); August 14, 2013 (summary judgment briefing); and June 2, 2014 (7 day jury trial start date). Discovery is currently ongoing.

10                                  Commitments and Contingencies

General

Please refer to Note 3 — “Significant Contracts” for further discussion of certain of the Company’s commitments and contingencies.

Leases

The following is a summary of the Company’s contractual obligations and commitments relating to its facilities leases as at December 31, 2011:

Operating lease obligations
$000
2012	565
2013	565
2014	565
2015	554
2016	549
Thereafter	3,502
Total	6,300

Rent expense, which includes lease payments related to the Company’s research and development facilities and corporate headquarters and other rent related expenses, was $0.9 million for each of the years ended December 31, 2009, and 2010 and $0.6 million for the year ended December 31, 2011.

In October 2000, the Company entered into a twenty-five year lease for its research and development facility in Dundee, Scotland. In May 2011, the Company extended its lease for office space at its headquarters in Berkeley Heights, New Jersey, for an additional five years.

Please refer to Note 6 — “Fair Value” for further discussion of certain of the Company’s commitments and contingencies.

Purchase Obligations

At December 31, 2011, the Company had obligations in relation to the purchase of manufactured products within the ALIGN business of $0.2 million. As discussed in Note 3, the Company terminated the distribution agreements related to the ALIGN products effective September 30, 2012.

Preferred Dividends

Pursuant to the certificate of designation governing the terms of the Company’s outstanding 6% Convertible Exchangeable Preferred Stock, since inception through January 2009, the Company paid quarterly dividends when they have become due. However, as part of the program to reduce expenditures, the Board of Directors did not declare the quarterly cash dividend with respect to each of the four quarters of fiscal year 2009, the first three quarters of fiscal year 2010, and the last three quarters of fiscal year 2011. On February 1, 2011 and on May 1, 2011, the Company paid a quarterly cash dividend in the amount of $0.15 per share on the preferred stock. Accrued and unpaid dividends in arrears on preferred stock were $1.6 million, or $1.30 per share of preferred stock, as of December 31, 2011.

Legal proceedings

On April 27, 2010, the Company was served with a complaint filed by Celgene Corporation in the United States District Court for the District of Delaware seeking a declaratory judgment that four of the Company’s own patents, claiming the use of romidepsin injection in T-cell lymphomas, are invalid and not infringed by Celgene’s products, but directly involve the use and administration of Celgene’s ISTODAX® (romidepsin for injection) product. On June 17, 2010, the Company filed its answer and counterclaims to the declaratory judgment complaint. The Company has filed counterclaims charging Celgene with infringement of each of its four patents and seeking damages for Celgene’s infringement as well as injunctive relief. The four patents directly involve the use and administration of Celgene’s ISTODAX® (romidepsin for injection) product.

A Scheduling Order was entered February 2, 2012, at which time the court set significant dates, the remainder of which are the following: March 14, 2013 (claim construction hearing); August 14, 2013 (summary judgment briefing); and June 2, 2014 (7 day jury trial start date). Discovery is currently ongoing.

Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity
Stockholders' Equity

9.                                      STOCKHOLDERS’ EQUITY

All share and per share information presented gives effect to the reverse stock split, which occurred on August 24, 2012.

Preferred stock

As of September 30, 2012, there were 1,213,142 shares of Preferred Stock issued and outstanding at an issue price of $10.00 per share. Dividends on the Preferred Stock are cumulative from the date of original issuance at the annual rate of 6% of the liquidation preference of the Preferred Stock, payable quarterly on the first day of February, May, August and November, commencing February 1, 2005. Any dividends must be declared by the Company’s Board of Directors and must come from funds that are legally available for dividend payments. The Preferred Stock has a liquidation preference of $10 per share, plus accrued and unpaid dividends.

The Preferred Stock is convertible at the option of the holder at any time into the Company’s shares of common stock at a conversion rate of approximately 0.06079 shares of common stock for each share of Preferred Stock based on a price of $164.50. The Company has reserved 73,747 shares of common stock for issuance upon conversion of the remaining shares of Preferred Stock outstanding at September 30, 2012.

During 2010, 833,671 shares of Preferred Stock were converted into 236,514 shares of the Company’s common stock. Since inception through September 30, 2012, holders have voluntarily converted 1,776,858 shares of Preferred Stock into common stock. The converted shares of Preferred Stock have been retired and canceled and shall upon cancellation be restored to the status of authorized but unissued shares of preferred stock, subject to reissuance by the Board of Directors as shares of Preferred Stock of one or more series.

The Company may automatically convert the Preferred Stock into common stock if the closing price of the Company’s common stock has exceeded $246.75, which is 150% of the conversion price of the Preferred Stock, for at least 20 trading days during any 30-day trading period, ending within five trading days prior to notice of automatic conversion.

The Certificate of Designations governing the Preferred Stock provides that if the Company fails to pay dividends on its Preferred Stock for six quarterly periods, holders of Preferred Stock are entitled to nominate and elect two directors to the Company’s Board of Directors. This right accrued to the holders of Preferred Stock as of August 2, 2010 and two directors were nominated and elected at the annual meeting held on May 24, 2011.

The Preferred Stock has no maturity date and no voting rights prior to conversion into common stock, except under limited circumstances.

From November 6, 2007, the Company may, at its option, redeem the Preferred Stock in whole or in part, out of funds legally available at the redemption prices per share stated below, plus an amount equal to accrued and unpaid dividends up to the date of redemption:

Year from November 1, 2011 to October 31, 2012	$10.18
Year from November 1, 2012 to October 31, 2013	$10.12
Year from November 1, 2013 to October 31, 2014	$10.06
November 1, 2014 and thereafter	$10.00

The Preferred Stock is exchangeable, in whole but not in part, at the option of the Company on any dividend payment date beginning on November 1, 2005 (the “Exchange Date”) for the Company’s 6% Convertible Subordinated Debentures (“Debentures”) at the rate of $10 principal amount of Debentures for each share of Preferred Stock. The Debentures, if issued, will mature 25 years after the Exchange Date and have terms substantially similar to those of the Preferred Stock.

On March 6, 2012, June 22, 2012, and September 12, 2012, the Company’s Board of Directors decided not to declare a quarterly cash dividend on the Company’s 6% Convertible Exchangeable Preferred Stock (“Preferred Stock”) with respect to the first, second, and third quarters of 2012, respectively, that would have otherwise been payable on May 1, 2012, August 1, 2012 and November 1, 2012, respectively.

Common Stock

March 2012 Sale of Common Stock and Economic Rights

On March 22, 2012, the Company entered into a purchase agreement with certain existing institutional stockholders, raising approximately $2.9 million of proceeds, net of certain fees and expenses. The proceeds from the financing will be used to fund ongoing litigation-related expenses on certain intellectual property and for general corporate purposes.

Under the terms of the purchase agreement, the investors purchased 669,726 shares of the Company’s common stock at a price of $4.53, which is equal to the 10-day average closing price of the Company’s common stock for the period ending on March 21, 2012. In addition to the common stock, investors received contractual rights to receive cash equal to 10% of any future litigation settlement related to the specified intellectual property, subject to a cap.  In certain defined situations, the Company may have to issue either additional shares or warrants. The shares issued at closing are subject to a lock-up period of one year from the date of issuance. See Note 4 - Fair Value Measurements for further details.

Common Stock Warrants

The following table summarizes information about warrants outstanding at September 30, 2012:

Issued in Connection With	Expiration Date	Common Shares Issuable	Weighted Average Exercise Price
April 2006 stock issuance	2013	367,347	$49.00
February 2007 stock issuance	2014	151,773	$59.08
December 2007 CEFF	2013	14,285	$9.80
July 2009 Series II stock issuance	2014	98,893	$7.00
January 2010 stock issuance	2015	101,785	$22.82
January 2010 stock issuance	2015	100,714	$19.95
October 2010 stock issuance	2015	594,513	$13.44
July 2011 stock issuance	2015	544,117	$9.52

Total		1,973,427	$22.96

There were no exercises of warrants during the three and nine months ended September 30, 2011 and 2012.

11                                  Stockholders’ Equity

All share and per share information presented gives effect to the reverse stock split, which occurred on August 24, 2012.

Preferred stock

As of December 31, 2011, there were 1,213,142 shares of Preferred Stock issued and outstanding at an issue price of $10.00 per share. Dividends on the Preferred Stock are cumulative from the date of original issuance at the annual rate of 6% of the liquidation preference of the Preferred Stock, payable quarterly on the first day of February, May, August and November, commencing February 1, 2005. Any dividends must be declared by the Company’s Board of Directors and must come from funds that are legally available for dividend payments. The Preferred Stock has a liquidation preference of $10 per share, plus accrued and unpaid dividends.

The Preferred Stock is convertible at the option of the holder at any time into the Company’s shares of common stock at a conversion rate of approximately 0.06079 shares of common stock for each share of Preferred Stock based on a price of $164.50. During 2010, 833,671 shares of Preferred Stock were converted into 236,514 shares of the Company’s common stock, which is described in more detail below. Since inception through December 31, 2011, holders have voluntarily converted 1,776,858 shares of Preferred Stock into common stock. The Company has reserved 73,747 shares of common stock for issuance upon conversion of the remaining shares of Preferred Stock outstanding at December 31, 2011. The shares of previously-converted Preferred Stock have been retired and canceled and shall upon cancellation be restored to the status of authorized but unissued shares of preferred stock, subject to reissuance by the Board of Directors as shares of Preferred Stock of one or more series.

The Company may automatically convert the Preferred Stock into common stock if the closing price of the Company’s common stock has exceeded $246.75, which is 150% of the conversion price of the Preferred Stock, for at least 20 trading days during any 30-day trading period, ending within five trading days prior to notice of automatic conversion.

The Certificate of Designations governing the Preferred Stock provides that if the Company fails to pay dividends on its Preferred Stock for six quarterly periods, holders of Preferred Stock are entitled to nominate and elect two directors to the Company’s Board of Directors. This right accrued to the holders of Preferred Stock as of August 2, 2010 and two directors were nominated and elected at the annual meeting held on May 24, 2011.

The Preferred Stock has no maturity date and no voting rights prior to conversion into common stock, except under limited circumstances.

The Company may, at its option, redeem the Preferred Stock in whole or in part, out of funds legally available at the redemption prices per share stated below, plus an amount equal to accrued and unpaid dividends up to the date of redemption:

Year from November 1, 2011 to October 31, 2012	$10.18
Year from November 1, 2012 to October 31, 2013	$10.12
Year from November 1, 2013 to October 31, 2014	$10.06
November 1, 2014 and thereafter	$10.00

The Preferred Stock is exchangeable, in whole but not in part, at the option of the Company on any dividend payment date beginning on November 1, 2005 (the “Exchange Date”) for the Company’s 6% Convertible Subordinated Debentures (“Debentures”) at the rate of $10 principal amount of Debentures for each share of Preferred Stock. The Debentures, if issued, will mature 25 years after the Exchange Date and have terms substantially similar to those of the Preferred Stock. No such exchanges have taken place to date.

Conversion of Convertible Preferred Stock

During 2010, Cyclacel entered into agreements to exchange the Company’s Preferred Stock into shares of common stock. There were no exchanges of the Company’s Preferred Stock into shares of common stock in 2011. The table below provides details of the aggregate activities in 2010:

Year ended December 31, 2010
Preferred shares exchanged	833,671
Common shares issued:
At stated convertible option	50,679
Incremental shares issued under the exchange transaction	185,835
Total common shares issued	236,514

As the Preferred Stock stockholders received additional shares of common stock issued to them upon conversion as compared to what they would have been entitled to receive under the stated rate of exchange, the Company recorded the excess of (1) the fair value of all securities and other consideration transferred to the holders of the Preferred Stock and (2) the fair value of securities issuable pursuant to the original conversion terms as an increase in the net loss attributable to common shareholders. Specifically, the Company recorded deemed dividends related to the additional shares issued under the exchange transactions of $3.5 million for the year ended December 31, 2010.

Common Stock

July 2011 Underwritten Offering

On July 7, 2011, the Company closed an underwritten offering for an aggregate of 1,088,235 units, at an offering price of $9.52 per unit, for gross proceeds of approximately $10.4 million. Each unit consists of (i) one share of common stock and (ii) a five-year warrant to purchase 0.5 of a share of common stock at an exercise price of $9.52 per share, exercisable beginning six months after the date of issuance. The shares of common stock and warrants were immediately separable. As of December 31, 2011, all warrants issued to the investors in connection with this financing were outstanding and have been classified as equity. The transaction date fair value of the warrants of approximately $3.5 million was determined utilizing the Black-Scholes option pricing model utilizing the following assumptions: risk free interest rate — 1.74%, expected volatility - 99%, expected dividend yield - 0%, and a remaining contractual life of 5.00 years. Net proceeds of approximately $9.3 million, after underwriting discounts and commissions and other fees and expenses of approximately $1.1 million, were allocated based on relative transaction date fair values in the following manner: $6.8 million ($6.23 per share) and $2.5 million ($4.62 per warrant) to common shares and warrants, respectively.

October 2010 Private Placement

On October 7, 2010, the Company completed a private placement pursuant to which it sold approximately $15.2 million of its units to several institutional investors, for net proceeds of approximately $14.0 million. The units consist of one share of common stock and 0.5 of a warrant, with each whole warrant representing the right to purchase one share of common stock at an exercise price of $13.44 per share for a period of five years. As of December 31, 2011, all options and warrants issued to the investors are outstanding and have been classified as equity. The investors purchased a total of 1,189,027 units at a price of $12.78 per unit. The investors also had the right to acquire up to 594,513 additional units at a price of $11.69 per unit (for $6.9 million in gross proceeds) at any time up to nine months after closing or by July 6, 2011. As of December 31, 2011, none of the additional units had been exercised and, as of July 6, 2011, the right to acquire the additional units lapsed. The transaction date fair value of the warrants and additional optional units was $5.1 million and $2.8 million, respectively. Net proceeds of approximately $14.0 million were allocated based on relative transaction date fair values in the following manner: $8.9 million ($7.49 per share), $3.3 million ($5.53 per warrant) and $1.8 million ($3.01 per optional unit) to common shares, warrants and the additional optional units, respectively.

January 2010 Registered Direct Financings

On January 25, 2010, the Company completed the sale of 335,714 units in a “registered direct” offering at a purchase price of $17.50 per unit to certain institutional investors of the Company for gross proceeds of approximately $5.9 million. Each unit consisted of one share of the Company’s common stock and one warrant to purchase 0.30 of one share of its common stock. The warrants have a five-year term from the date of issuance, are exercisable beginning six months from the date of issuance at an exercise price of $19.95 per share of common stock. As of December 31, 2011, warrants issued to the investors have been classified as equity. The transaction date fair value of the warrants of $1.0 million was determined utilizing the Black-Scholes option pricing model utilizing the following assumptions: risk free interest rate - 2.39%, expected volatility - 90%, expected dividend yield - 0%, and a remaining contractual life of 5.00 years. As of December 31, 2011, all the warrants are outstanding. Net proceeds of approximately $5.4 million were allocated based on relative transaction date fair values in the following manner: $4.5 million ($13.51 per share) to common shares and $0.9 million ($9.03 per warrant) to the warrants.

On January 13, 2010, the Company completed the sale of 407,143 units in a “registered direct” offering to certain institutional investors. Each unit was sold at a purchase price of $17.57 per unit and consists of one share of the Company’s common stock and one warrant to purchase 0.25 of one share of its common stock for gross proceeds of approximately $7.2 million. The warrants have a five-year term from the date of issuance, are exercisable beginning six months from the date of issuance at an exercise price of $22.82 per share of common stock. As of December 31, 2011, warrants issued to the investors have been classified as equity. The transaction date fair value of the warrants of $1.3 million was determined utilizing the Black-Scholes option pricing model utilizing the following assumptions: risk free interest rate - 2.55%, expected volatility - 90%, expected dividend yield - 0%, and a remaining contractual life of 5.00 years. As of December 31, 2011, all the warrants are outstanding. Net proceeds of approximately $6.5 million were allocated based on relative transaction date fair values in the following manner: $5.6 million ($13.65 per share) to common shares and $0.9 million ($9.24 per warrant) to the warrants.

July 2009 Registered Direct Financing

On July 29, 2009, the Company sold its securities to select institutional investors consisting of 571,429 units in a “registered direct” offering at a purchase price of $5.95 per unit. Each unit consisted of (i) one share of the Company’s common stock, (ii) one warrant to purchase 0.625 of one share of common stock (a “Series I Warrant”) and (iii) one warrant to purchase 0.1838805 of one share of common stock (a “Series II Warrant”). The Series I Warrants had a seven-month term from the date of issuance, were exercisable beginning six months from the date of issuance at an exercise price of $7.00 per share of common stock. During the first quarter of 2010, all of the Series I Warrants were exercised for $2.5 million. The Series II Warrants have a five-year term from the date of issuance, are exercisable beginning six months from the date of issuance at an exercise price of $7.00 per share of common stock. During the first quarter of 2010, 6,181 common shares were issued upon exercise of Series II Warrants with proceeds of $43,266. There were no exercises during the year ended December 31, 2011.

The net proceeds to the Company from the sale of the units, after deducting for the placement agent’s fees and offering expenses, were approximately $2.9 million. As of December 31, 2011, the remaining Series II Warrants outstanding and exercisable into 98,893 of the Company’s shares of common stock have been classified as equity. The transaction date fair value of the Series II Warrants of $0.6 million was determined utilizing the Black-Scholes option pricing model utilizing the following assumptions: risk free interest rate - 2.69%, expected volatility - 90%, expected dividend yield - 0%, and a remaining contractual life of 5.00 years.

December 2007 Committed Equity Financing Facility or CEFF

On December 10, 2007 and as amended on November 24, 2009, Cyclacel entered into a Committed Equity Financing Facility, or CEFF, with Kingsbridge, in which Kingsbridge committed to purchase the lesser of 583,513 shares of common stock or $60 million of common stock from Cyclacel over a three-year period. The CEFF lapsed on December 10, 2010.

During the year ended December 31, 2010, the Company sold 402,704 shares of its common stock to Kingsbridge under the CEFF, in consideration of aggregate proceeds of $4.9 million. During the year ended December 31, 2009, the Company sold an aggregate of 179,289 shares of its common stock to Kingsbridge under the terms of the CEFF in consideration of an aggregate of $1.0 million.

Common Stock Warrants

In connection with the Company’s February 16, 2007 “registered direct” offering, the Company issued to investors warrants to purchase 151,773 shares of common stock. The warrants issued to the investors are being accounted for as a liability. At the date of the transaction, the fair value of the warrants of $6.8 million was determined utilizing the Black-Scholes option pricing model utilizing the following assumptions: risk free interest rate - 4.58%, expected volatility - 85%, expected dividend yield - 0%, and a remaining contractual life of 6.88 years. The value of the warrant is being marked to market each reporting period as a derivative gain or loss on the consolidated statement of operations until exercised or expiration. At December 31, 2010 and 2011, the fair value of the warrants determined utilizing the Black-Scholes option pricing model was approximately $0.7 million and $0.1 million, respectively. The fair value at December 31, 2011 reflects the decrease in the Company’s common stock price to $4.13 per share at December 31, 2011 as compared to the common stock price of $10.29 per share at December 31, 2010. For the year ended December 31, 2010 the Company recognized the change in the value of warrants of approximately $0.3 million as a loss on the consolidated statement of operations. For the year ended December 31, 2011, the Company recognized the change in the value of warrants of approximately $0.6 million as a gain on the consolidated statement of operations.

The following table summarizes information about warrants outstanding at December 31, 2011:

Issued in Connection With	Expiration Date	Common Shares Issuable	Weighted Average Exercise Price
April 2006 stock issuance	2013	367,347	$49.00
February 2007 stock issuance	2014	151,773	$59.08
December 2007 CEFF	2013	14,285	$9.80
July 2009 Series II stock issuance	2014	98,893	$7.00
January 2010 stock issuance	2015	101,785	$22.82
January 2010 stock issuance	2015	100,714	$19.95
October 2010 stock issuance	2015	594,513	$13.44
July 2011 stock issuance	2016	544,117	$9.52
Total		1,973,427	$22.96

Exercise of Stock Options

During 2010, there were 24,902 stock option exercises totaling approximately $0.1 million. During 2011, 948 shares of common stock were issued from the exercise of stock options resulting in proceeds of approximately $3,000.

Stock-Based Compensation Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK BASED COMPENSATION
Stock-Based Compensation Arrangements

7.                                      STOCK BASED COMPENSATION

All share and per share information presented gives effect to the reverse stock split, which occurred on August 24, 2012.

Stock based compensation has been in the consolidated statement of operations for the three and six months ended September 30, 2011 and 2012 as shown in the following table:

	For the three months ended September 30,		For the nine months ended September 30,
	2011	2012	2011	2012
	($000s)
Research and development	39	16	130	49
General and administrative	171	59	515	202
Income (loss) from discontinued operations, net of tax	11	1	32	36
Stock-based compensation costs before income taxes	221	76	677	287

At the Company’s annual shareholder meeting on May 23, 2012, the stockholders approved and amended the number of shares reserved under the 2006 Plan to 10,000,000 shares of the Company’s common stock, up from 5,200,000 shares. Stock option awards granted under the 2006 Plan have a maximum life of 10 years and generally vest over a four-year period from the date of grant.

A summary of activity for the options under the Company’s 2006 Plan for the nine months ended September 30, 2012 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
				($000s)

Options outstanding at December 31, 2011	502,253	$26.11	6.44	140
Granted	33,571	$3.29
Exercised	(15,438)	$3.06
Expired	—	—
Cancelled / forfeited	(39,970)	$20.03
Options outstanding at September 30, 2012	480,416	$25.76	5.84	212
Unvested at September 30, 2012	77,607	$9.00	8.67	36
Vested and exercisable at September 30, 2012	402,809	$28.99	5.30	176

ASC 718 requires compensation expense associated with share-based awards to be recognized over the requisite service period, which for the Company is the period between the grant date and the date the award vests or becomes exercisable. Most of the awards granted by the Company (and still outstanding), vest ratably over four years, with 1/4 of the award vesting one year from the date of grant and 1/48 of the award vesting each month thereafter.  However, certain awards made to executive officers vest over three to five years, depending on the terms of their employment with the Company. In addition, recent awards made to rank-in-file employees vest ratably over three to four years, with 1/36 to 1/48 of the award vesting each month.

The Company estimates the grant date fair value of stock option awards using the Black-Scholes option-pricing model with the following assumptions for stock option grants to employees and directors for the nine months ended September 30, 2011 and 2012:

	For the nine months ended September 30,
	2011	2012
Expected term	5 — 6 yrs.	6 yrs.
Risk free interest rate	1.47 — 2.29%	0.95%
Expected volatility	93 — 99%	98%
Expected dividend yield over expected term	—	—
Resulting weighted average grant fair value	$8.05	$2.52

There were 28,500 and 33,571 options granted during the nine months ended September 30, 2011 and 2012, respectively. For grants made during the nine months ended September 30, 2011 and 2012, the expected term assumption was estimated using past history of early exercise behavior and estimated expectations of future exercise behavior. Starting with the December 2010 annual grants to the Company’s employees, the Company began to rely exclusively on its historical volatility as an input to the option pricing model as the Company’s management believes that this rate will be representative of future volatility over the expected term of the options. Prior to December 2010, because the Company had been publicly traded for a limited period, the expected volatility assumption was based on the historical volatility of peer companies over the expected term of the option awards.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. This analysis is evaluated quarterly and the forfeiture rate adjusted as necessary.  Ultimately, the actual expense recognized over the requisite service period is based on only those shares that vest.

Estimates of pre-vesting option forfeitures are based on the Company’s experience. For outstanding options, the Company uses a forfeiture rate of 0 — 30% depending on when and to whom the options are granted. The Company adjusts its estimate of forfeitures over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative adjustment in the period of change and may impact the amount of compensation expense to be recognized in future periods.

The weighted average risk-free interest rate represents interest rate for treasury constant maturities published by the Federal Reserve Board. If the term of available treasury constant maturity instruments is not equal to the expected term of an employee option, Cyclacel uses the weighted average of the two Federal Reserve securities closest to the expected term of the employee option.

During the nine months ended September 30, 2011, 948 stock options were exercised resulting in approximately $3,000 of cash proceeds to the Company.  During the nine months ended September 30, 2012, there were 15,438 stock options exercised totaling approximately $48,000 in proceeds. As the Company presently has tax loss carry forwards from prior periods and expects to incur tax losses during the year ended December 31, 2012, the Company is not able to benefit from the deduction for exercised stock options in the current reporting period.

Restricted Stock

In November 2008, the Company issued 7,143 shares of restricted common stock to an employee subject to certain forfeiture provisions. Specifically, one quarter of the award vests one year from the date of grant and 1/48 of the award effectively vests each month thereafter.  This restricted stock grant was accounted for at fair value at the date of grant and an expense is recognized during the vesting term. Summarized information for the restricted stock grant for the nine months ended September 30, 2012 is as follows:

	Restricted Stock	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2011	1,632	$3.08
Vested	(1,341)	$3.08
Non-vested at September 30, 2012	291	$3.08

Restricted Stock Units

In November 2008 and December 2011, respectively, the Company issued 13,100 and 34,000 restricted stock units to senior executives.  Each unit entitles the holder to receive a share of the Company’s common stock.

During the first quarter of 2012, the Company issued approximately 12,281 restricted stock units to employees as part of its annual grant.

The 2008 grants vest over four years and the 2011 and 2012 grants vest over three years.  A restricted stock unit grant is accounted for at fair value at the date of grant which is equivalent to the market price of a share of the Company’s common stock, and an expense is recognized over the vesting term. Summarized information for restricted stock grants for the nine months ended September 30, 2012 is as follows:

	Restricted Stock Units	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2011	36,463	$5.60
Granted	12,281	$3.85
Forfeited	(6,904)	$4.99
Vested	(2,010)	$3.08
Non-vested at September 30, 2012	39,830	$5.32

12                                  Stock-Based Compensation Arrangements

All stock-based compensation information presented gives effect to the reverse stock split, which occurred on August 24, 2012.

ASC 718 requires compensation expense associated with share-based awards to be recognized over the requisite service period, which for the Company is the period between the grant date and the date the award vests or becomes exercisable. Most of the awards granted by the Company (and still outstanding), vest ratably over four years, with ¼ of the award vesting one year from the date of grant and 1/48 of the award granted vesting each month thereafter. Annual awards granted in December 2010 vest 1/48 of the award each month after the grant date. Certain awards made to executive officers vest over three to five years, depending on the terms of their employment with the Company.

The Company recognizes all share-based awards issued after the adoption of ASC 718 under the straight-line attribution method. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company evaluates its forfeiture assumptions quarterly and the expected forfeiture rate is adjusted when necessary. Ultimately, the actual expense recognized over the vesting period is based on only those shares that vest.

Stock based compensation has been reported within expense line items on the consolidated statement of operations for 2009, 2010 and 2011 as shown in the following table:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Research and development	271	351	171
Selling, general and administrative	484	1,344	669
Discontinued operations	55	51	42
Stock-based compensation costs before income taxes	810	1,746	882

2006 Plans

On March 16, 2006, Xcyte stockholders approved the adoption of the 2006 Plans, under which Cyclacel, may make equity incentive grants to its officers, employees, directors and consultants. On May 14, 2008, at the Company’s annual stockholders meeting, the stockholders increased the number of shares reserved under the 2006 Plans to 5.2 million shares of common stock from 3.0 million shares of common stock.

During 2011, the Company granted approximately 28,500 options to employees and directors with a grant date fair value of approximately $0.2 million, of which approximately $24,000 has been recorded as compensation cost in the consolidated statement of operations for the year ended December 31, 2011. During 2010, the Company granted approximately 0.1 million options to employees and directors with a grant date fair value of approximately $0.6 million, of which approximately $50,000 was expensed in 2010. During 2009, the Company granted approximately 32,000 options to employees and directors with a grant date fair value of $0.1 million, of which $28,000 was expensed in 2009. The weighted average grant-date fair value of options granted during 2011, 2010, and 2009 was $8.05, $9.80 and $2.73 respectively.

As of December 31, 2011, the total remaining unrecognized compensation cost related to the non-vested stock options amounted to approximately $0.5 million, which will be amortized over the weighted-average remaining requisite service period of 2.88 years.

During the years ended December 31, 2009, 2010 and 2011, the Company did not settle any equity instruments with cash.

The Company received $3,000 from the exercise of 948 stock options during 2011. The total intrinsic value of options exercised during 2011 was approximately $1,000. The Company received approximately $0.1 million from the exercise of 24,901 stock options during 2010. The total intrinsic value of options exercised during 2010 was approximately $0.2 million. The Company received $7,000 from the exercise of 2,454 options during 2009. The total intrinsic value of options exercised during 2009 was approximately $11,000.

Outstanding Options

A summary of the share option activity and related information is as follows:

Cyclacel Pharmaceuticals, Inc.	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2009	478,554	$29.47	7.76	$698
Granted	86,758	$12.74
Exercised	(24,901)	$3.01
Cancelled/forfeited	(41,849)	$31.78
Options outstanding at December 31, 2010	498,562	$27.72	7.22	$938
Granted	28,500	$10.64
Exercised	(948)	$2.87
Cancelled/forfeited	(23,865)	$40.53
Options outstanding at December 31, 2011	502,249	$26.11	6.44	$140
Unvested at December 31, 2011	90,237	$12.11	8.75	$3
Vested and exercisable at December 31, 2011	412,012	$29.19	5.93	$136

The following table summarizes information about options outstanding at December 31, 2011:

Exercise price ($)	Number outstanding	Weighted Average remaining contractual life	Number exercisable
2.03 — 13.86	217,130	7.77	144,770
15.05 — 34.65	53,983	7.15	36,713
36.82 — 40.67	72,602	5.82	71,996
44.10 — 48.65	127,320	4.57	127,319
54.60 — 105.00	31,214	4.93	31,214
	502,249		412,012

The fair value of the stock options granted is calculated using the Black-Scholes option-pricing model as prescribed by ASC 718 using the following assumptions:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Expected term (years)	0.75 — 5 Yrs	5 — 6 Yrs	5 — 6 Yrs
Risk free interest rate	0.325 — .84%	1.64 — 2.96%	1.47 — 2.29%
Volatility	65 — 169%	90 — 102%	93 — 99%
Dividends	0.00%	0.00%	0.00%
Resulting weighted average grant date fair value	$2.73	$9.80	$8.05

The expected term assumption was estimated using past history of early exercise behavior and expectations about future behaviors. Starting with the December 2010 annual grants to the Company’s employees, the Company relied exclusively on its historical volatility as an input to the option pricing model as management believes that this rate will be representative of future volatility over the expected term of the options. Before December 2010, due to the Company’s limited existence of being a public company, the expected volatility assumption has been based on the historical volatility of peer companies over the expected term of the option awards.

Estimates of pre-vesting option forfeitures are based on the Company’s experience. Currently the Company uses a forfeiture rate of 0 — 50% depending on when and to whom the options are granted. The Company adjusts its estimate of forfeitures over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative adjustment in the period of change and may impact the amount of compensation expense to be recognized in future periods.

The Company considers many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience. During the years ended December 31, 2009, 2010 and 2011, the Company recognized income of $0.5 million, an expense of $0.5 million and an expense of approximately $38,000, respectively, as a result of revised forfeiture rates.

The weighted average risk-free interest rate represents interest rate for treasury constant maturities published by the Federal Reserve Board. If the term of available treasury constant maturity instruments is not equal to the expected term of an employee option, Cyclacel uses the weighted average of the two Federal Reserve securities closest to the expected term of the employee option.

The Company received approximately $3,000 from the exercise of 948 options during 2011. The Company received approximately $0.1 million from the exercise of 24,902 options during 2010. No income tax benefits were recorded because ASC 718 prohibits recognition of tax benefits for exercised stock options until such benefits are realized. As Cyclacel incurred tax losses in 2010 and 2011, the Company was not able to benefit from the deduction for exercised stock options in the current reporting period.

Related to the workforce reduction in the second and third quarters of 2009, the Company amended the exercise period in which the employees would be able to exercise their vested stock options from thirty (30) days post termination date to nine months. In addition, the Company allowed the individuals to continue to vest stock options until November 18, 2009 as if they were still employed in recognition of past work. In accordance with ASC 718, the Company considered this a Type III modification and thus recorded stock-based compensation expense of $0.3 million during the second and third quarters of 2009.

Restricted Stock

In November 2008, the Company issued 7,142 shares of restricted common stock to an employee subject to certain forfeiture provisions. Specifically, one quarter of the award vests one year from the date of grant and 1/48 of the award effectively vests each month thereafter. This restricted stock grant was accounted for at fair value at the date of grant and an expense is recognized during the vesting term. As of December 31, 2011, the total remaining unrecognized compensation cost related to the non-vested restricted stock amounted to approximately $3,000, which will be amortized over the weighted-average remaining requisite service period of 0.88 years. Summarized information for restricted stock activity for the years ended December 31, 2010 and 2011 is as follows:

	Restricted Stock	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2009	5,204	$3.08
Vested	(1,786)	$3.08
Non-vested at December 31, 2010	3,418	$3.08
Vested	(1,786)	$3.08
Non-vested at December 31, 2011	1,632	$3.08

Restricted Stock Units

The Company issued 13,100 and 34,000 restricted stock units, each of which entitles the holders to receive a share of the Company’s common stock, to senior executives of the Company in November 2008 and December 2011, respectively. The 2008 grants vest over four years and the 2011 grants vest over three years. A restricted stock unit grant is accounted for at fair value at the date of grant which is equivalent to the market price of a share of the Company’s common stock, and an expense is recognized over the vesting term. As of December 31, 2011, the total remaining unrecognized compensation cost related to the non-vested restricted stock amounted to $0.1 million, which will be amortized over the weighted-average remaining requisite service period of 2.78 years. Summarized information for restricted stock units activity for the years ended December 31, 2010 and 2011 is as follows:

	Restricted Stock Units	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2009	7,812	$3.08
Vested	(2,670)	$3.08
Non-vested at December 31, 2010	5,142	$3.08
Granted	34,000	$5.81
Vested	(2,679)	$3.08
Non-vested at December 31, 2011	36,463	$5.60

Restructuring	12 Months Ended
Dec. 31, 2011
Restructuring
Restructuring

13                                  Restructuring

The Company revised its operating plan during 2008 in order to concentrate the Company’s resources on the advancement of its lead drug, sapacitabine, while maintaining the Company’s core competency in drug discovery and cell cycle biology. The plan was completed in 2009 and reduced the workforce across all locations by 51 people. During 2009, the Company recorded approximately $0.4 million for severance payments all of which were paid as of December 31, 2009. Accelerated depreciation amounting to $0.2 million was also charged to the consolidated statement of operations as a result of assets being identified that were no longer being utilized. As part of the 2009 restructuring activities, the Company vacated its laboratory facility in Cambridge, England. The Company assigned the lease of its redundant Cambridge research facility back to the landlord and, in accordance with the terms of the lease, incurred a net charge, incorporating a surrender fee, of $0.1 million.

In addition, the Company inherited provisions for termination benefits, lease restructuring, asset impairment and sales tax assessment from its acquisition of Xcyte in 2006. The sales tax assessment was settled in 2009 and the lease expired in 2010.

The table below presents a summary of and reconciliation of those provisions for the years ended December 31, 2009 and 2010:

	Lease restructuring charges	Sales tax assessment	Total
	$000	$000	$000
Balance at December 31, 2009	1,062	—	1,062
Cash payments	(1,104)	—	(1,104)
Adjustments for lease-related deferred expenses and liabilities	42	—	42
Balance at December 31, 2010	—	—	—

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
Employee Benefit Plans

14                                  Employee Benefit Plans

Pension Plan

The Company operates a defined contribution group personal pension plan for all of its U.K. based employees. Company contributions to the plan totaled approximately $0.2 million for each of the years ended December 31, 2009 and 2010 and $0.1 million for the year ended December 31, 2011.

401(k) Plan

The 401(k) Plan provides for matching contributions by the Company in an amount equal to the lesser of 100% of the employee’s deferral or 6% of the U.S. employee’s qualifying compensation. The 401(k) Plan is intended to qualify under Section 401(k) of the Internal Revenue Code, so that contributions to the 401(k) Plan by employees or by the Company, and the investment earnings thereon, are not taxable to the employees until withdrawn. If the 401(k) Plan qualifies under Section 401(k) of the Internal Revenue Code, the contributions will be tax deductible by the Company when made. Company employees may elect to reduce their current compensation by up to the statutorily prescribed annual limit of $16,500 if under 50 years old and $22,000 if over 50 years old in 2011 and to have those funds contributed to the 401(k) Plan. For each of the years ended December 31, 2009, 2010 and 2011, the Company made contributions of approximately $0.1 million to the 401(k) Plan.

Taxes	12 Months Ended
Dec. 31, 2011
Taxes
Taxes

15                                  Taxes

Loss before taxes is comprised of the following components for the years ended December 31, 2009, 2010 and 2011:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Net loss from continuing operations before taxes:
Domestic	(1,464)	(3,533)	904
Foreign	(17,505)	(12,014)	(16,072)
Net loss from continuing operations before taxes	(18,969)	(15,547)	(15,168)
Loss from discontinued operations before taxes:
Domestic	(1,549)	(1,131)	(640)
Loss from discontinued operations before taxes	(1,549)	(1,131)	(640)
Total loss before taxes:
Domestic	(3,013)	(4,664)	264
Foreign	(17,505)	(12,014)	(16,072)
Loss before taxes	(20,518)	(16,678)	(15,808)

The benefit for income taxes consists of the following:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Current — domestic	(12)	(10)	—
Current — foreign	960	667	565
Current — total	948	657	565

The Company has made a taxable loss in each of the operating periods since incorporation. The income tax credits of $0.9 million, $0.7 million and $0.6 million for the years ended December 31, 2009, 2010 and 2011, respectively, represent U.K. research and development (“R&D”) tax credits receivable against such expenditures in the United Kingdom that are refundable.

A reconciliation of the (benefit) provision for income taxes with the amount computed by applying the statutory federal tax rate to loss before income taxes is as follows:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Loss before income taxes	(20,518)	(16,678)	(15,808)

Income tax expense computed at statutory federal tax rate	(6,976)	(5,672)	(5,375)
State income tax (net of federal benefit)	8	7	—
Disallowed expenses and non-taxable income	(773)	(490)	(141)
Loss surrendered to generate R&D credit	2,322	1,605	1,372
Additional research and development tax relief	(1,185)	(793)	(2,260)
Change in valuation allowance	4,605	3,984	3,170
Research and development tax credit rate difference	237	132	—
Foreign items, including change is tax rates	814	570	2,669
	(948)	(657)	(565)

Significant components of the Company’s deferred tax assets are shown below:

	December 31,
	2010	2011
	$000	$000
Net operating loss carryforwards	43,056	43,870
Depreciation, amortization and impairment of property and equipment	1,925	1,772
Stock Options	1,228	1,372
Accrued Expenses	3,778	3,435
Other	89	96
Translation adjustment	(2,452)	249
Deferred Tax Assets	47,624	50,794
Valuation allowance for deferred tax assets	(47,624)	(50,794)
Net deferred taxes	—	—

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. A valuation allowance has been established, as realization of such assets is uncertain.

The Company’s management evaluated the positive and negative evidence bearing upon the realizability of its deferred assets, and has determined that, at present, the Company may not be able to recognize the benefits of the deferred tax assets under the more likely than not criteria. Accordingly, a valuation allowance of approximately $50.8 million has been established at December 31, 2011. The benefit of deductions from the exercise of stock options is included in the net operating loss (“NOL”) carryforwards. The benefit from these deductions will be recorded as a credit to additional paid-in capital if and when realized through a reduction of cash taxes.

In certain circumstances, as specified in the Tax Reform Act of 1986, due to ownership changes, the Company’s ability to utilize its NOL carryforwards may be limited. However, the Company’s overseas subsidiary has, subject to agreement with the United Kingdom’s H.M. Revenue & Customs, the following tax losses and accumulated tax losses available for carry forward against future operations, which under U.K. tax laws do not expire:

	December 31,
	2010	2011
	$000	$000
Accumulated tax losses	132,521	148,274

As of December 31, 2010 and 2011, the Company had federal and foreign NOLs of $147.7 million and $166.9 million, respectively. The Company has federal NOLs that will start to expire in 2027 and state NOLs that will start expiring in 2023.

Utilization of the NOLs may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986 due to ownership change limitations that have occurred previously or that could occur in the future. These ownership changes may limit the amount of NOL and R&D credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. The Company has not currently completed a study to assess whether an ownership change has occurred, or whether there have been multiple ownership changes since the Company’s formation, due to the significant complexity and related cost associated with such study. Management has evaluated all significant tax positions at December 31, 2010 and 2011 and concluded that there are no material uncertain tax positions. The Company would recognize both interest and penalties related to unrecognized benefits in income tax expense. The Company has not recorded any interest and penalties on any unrecognized tax benefits since its inception.

Tax years 2009, 2010 and 2011 remain open to examination by major taxing jurisdictions to which the Company is subject, which are primarily in the United Kingdom and the United States, as carryforward attributes generated in years past may still be adjusted upon examination by the United Kingdom’s H.M. Revenue & Customs, the Internal Revenue Service (“IRS”) or state tax authorities if they have or will be used in a future period. The Company is currently not under examination by the IRS or any other jurisdictions for any tax years

Geographic Information	12 Months Ended
Dec. 31, 2011
Geographic Information
Geographic Information

16                                  Geographic Information

Geographic information for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Revenue
United Kingdom	1	112	—
Total Revenue	1	112	—
Net loss
United States:
Continuing operations	(1,458)	(3,531)	565
Discontinued operations	(1,549)	(1,131)	(640)
Total United States	(3,007)	(4,662)	(75)
United Kingdom	(16,563)	(11,359)	(15,168)
Total Net Loss	(19,570)	(16,021)	(15,243)

	December 31,
	2010	2011
	$000	$000
Total Assets
United States:
Continuing operations	29,743	20,402
Discontinued operations	312	313
Total United States	30,055	20,715
United Kingdom	1,404	5,283
Total Assets	31,459	25,998

Long Lived Assets, net
United States:
Continuing operations	161	45
Discontinued operations	—	—
Total United States	161	45
United Kingdom	247	122
Total Long Lived Assets, net	408	167

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with United States GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Critical estimates include estimated levels of product returns, and inputs used to determine stock-based compensation expense and the fair value of financial instruments, such as Economic Rights and other liabilities measured at fair value. Cyclacel reviews its estimates on an ongoing basis. The estimates are based on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results may differ from these estimates.

Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Critical estimates include product returns reserve percentages and inputs used to determine stock-based compensation expense and fair value of financial instruments, such as warrants and other derivatives. Cyclacel reviews its estimates on an ongoing basis. The estimates are based on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results may differ from these estimates. Cyclacel believes the judgments and estimates required by the following accounting policies to be significant in the preparation of the Company’s consolidated financial statements.

Concentration of Credit Risk and Other Risks and Uncertainties

Concentration of Credit Risk and Other Risks and Uncertainties

All of the Company’s product revenues, which relate to the promotion and sales of the of Xclair®, Numoisyn® Liquid and Numoisyn® Lozenges, have been classified within loss from discontinued operations , net of tax, in the consolidated statement of operations for all periods presented.  During the years ended December 31, 2009, 2010 and 2011, approximately 86%, 87% and 89%, respectively, of the Company’s product sales in the United States were to three wholesalers: Cardinal Health, Inc., McKesson Corporation and AmerisourceBergen. As of December 31, 2009, 2010 and 2011, these three wholesalers accounted for 98%, 99% and 97%, respectively, of the Company’s trade accounts receivable (which are reported as a component of current assets of discontinued operations).

Drug candidates developed by the Company typically will require approvals or clearances from the FDA or other international regulatory agencies prior to commercialize sales. There can be no assurance that the Company’s drug candidates will receive any of the required approvals or clearances. If the Company was denied approval or clearance or such approval was delayed, or is unable to obtain the necessary financing to complete development and approval, it may have a material adverse impact on the Company

Foreign currency and currency translation

Foreign currency and currency translation

Transactions that are denominated in a foreign currency are remeasured into the functional currency at the current exchange rate on the date of the transaction. Any foreign currency-denominated monetary assets and liabilities are subsequently remeasured at current exchange rates, with gains or losses recognized as foreign exchange (losses)/gains in the statement of operations.

The assets and liabilities of the Company’s international subsidiary are translated from its functional currency into United States dollars at exchange rates prevailing at the balance sheet date.  Average rates of exchange during the period are used to translate the statement of operations, while historical rates of exchange are used to translate any equity transactions.

Translation adjustments arising on consolidation due to differences between average rates and balance sheet rates, as well as unrealized foreign exchange gains or losses arising from remeasurement of foreign-currency denominated intercompany loans that are of a long-term-investment nature, are recorded in other comprehensive income.

Foreign currency and currency translation

Transactions that are denominated in a foreign currency are remeasured into the functional currency at the current exchange rate on the date of the transaction. Any foreign currency-denominated monetary assets and liabilities are subsequently remeasured at current exchange rates, with gains or losses recognized as foreign exchange (losses)/gains in the statement of operations.

The assets and liabilities of the Company’s international subsidiary are translated from its functional currency into United States dollars at exchange rates prevailing at the balance sheet date. Average rates of exchange during the period are used to translate the statement of operations, while historical rates of exchange are used to translate any equity transactions.

Translation adjustments arising on consolidation due to differences between average rates and balance sheet rates, as well as unrealized foreign exchange gains or losses arising from translation of intercompany loans that are of a long-term-investment nature, are recorded in other comprehensive income.

Segments

Segments

The Company has determined its reportable segments in accordance with ASC 280, “Segment Reporting” (“ASC 280”) and related disclosures about products, services, geographic areas and major customers.  After considering its business activities and geographic reach, the Company has concluded that it operates in just one operating segment being the discovery, development and commercialization of novel, mechanism-targeted drugs to treat cancer and other serious disorders, with development operations in two geographic areas, namely the United States and the United Kingdom.

Segments

After considering its business activities and geographic reach, the Company has concluded that it operates in just one operating segment being the discovery, development and commercialization of novel, mechanism-targeted drugs to treat cancer and other serious disorders, with development operations in two geographic areas, namely the United States and the United Kingdom.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are stated at cost, which is substantially the same as fair value. The Company considers all highly liquid investments with an original maturity of three months or less at the time of initial purchase to be cash equivalents. The objectives of the Company’s cash management policy are to safeguard and preserve funds, to maintain liquidity sufficient to meet Cyclacel’s cash flow requirements and to attain a market rate of return. Cash and cash equivalents includes cash, money market funds and commercial paper.

Cash and Cash Equivalents

Cash equivalents are stated at cost, which is substantially the same as fair value. The Company considers all highly liquid investments with an original maturity of three months or less at the time of initial purchase to be cash equivalents. The objectives of the Company’s cash management policy are to safeguard and preserve funds, to maintain liquidity sufficient to meet Cyclacel’s cash flow requirements and to attain a market rate of return.

Trade Accounts Receivable and Allowance for Doubtful Accounts

Trade Accounts Receivable and Allowance for Doubtful Accounts

An allowance for doubtful accounts is provided, as necessary, on trade receivables based on their respective aging categories and historical collection experience, taking into consideration the type of payer, historical and projected collection outcomes, and current economic and business conditions that could affect the collectability of the Company’s receivables. The allowance for doubtful accounts is reviewed, at a minimum, on a quarterly basis. Changes in the allowance for doubtful accounts are recorded as an adjustment to bad debt expense and reported within loss from discontinued operations, net of tax. Material revisions to reserve estimates may result from adverse changes in collection experience. The Company writes off accounts against the allowance for doubtful accounts when reasonable collection efforts have been unsuccessful and it is likely the receivable will not be recovered.

Trade accounts receivable are included in current assets of discontinued operations on the consolidated balance sheet and were $0.1 million at both December 31, 2010 and 2011. All trade accounts receivable were deemed collectible as of December 31, 2010 and 2011.

Inventory

Inventory

Cyclacel values inventories at the lower of cost or market value. The Company determines cost using the first-in, first-out method. As of December 31, 2010 and 2011, all inventories were classified as finished goods and are included in current assets of discontinued operations. The Company analyzes its inventory levels at least quarterly to identify any items that may expire prior to sale, inventory that has a cost basis in excess of net realizable value, or inventory in excess of expected sales requirements. The determination of whether or not inventory costs will be realizable requires estimates by the Company’s management. A critical input in this determination is future expected inventory requirements, based on sales forecasts. The Company writes down the value of inventory to the extent that inventory is expected to expire before being sold. During 2009, the Company wrote-down approximately $0.1 million of inventory, based upon current inventory levels, expiration dates, and future sales. This amount was recorded within loss from discontinued operation, net of tax on the consolidated statement of operations. There were no such write-downs during the years ended December 31, 2010 and December 31, 2011.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities, Economic Rights, and other liabilities measured at fair value. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their respective fair values due to the nature of the accounts, notably their short maturities. Economic Rights and other liabilities measured at fair value employ applicable inputs as described in “Note 4 - Fair Value Measurements”.

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities, common stock warrants and other derivatives. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their respective fair values due to the nature of the accounts, notably their short maturities. Warrants and other derivatives are measured at fair value using applicable inputs as described in Note 6, Fair Value.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment is stated at cost and depreciated on a straight-line basis over the estimated useful lives of the related assets, which are generally three to five years. Amortization of leasehold improvements is computed using the straight-line method over the shorter of the remaining lease term or the estimated useful life of the related assets, currently between five and fifteen years. Upon sale or retirement of assets, the costs and related accumulated depreciation and amortization are removed from the balance sheet and the resulting gain or loss on sale is reflected as a component of operating income or loss. Expenditures for maintenance and repairs are charged to operating expenses as incurred.

During 2009 and 2010, the Company sold fixed assets related to the closed Cambridge facility totaling $0.1 million and approximately $28,000, respectively. The Company sold fixed assets totaling approximately $6,000 during the year ended December 31, 2011.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews property, plant and equipment for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company assesses the recoverability of the potentially affected long-lived assets by determining whether the carrying value of such assets can be recovered through undiscounted future operating cash flows.

Impairment, if any, is measured as the amount by which the carrying amount of a long-lived asset (or asset group) exceeds its fair value.

Measurement of fair value is determined using the income-based valuation methodology. The income —based valuation approach measures the fair value of an asset (or asset group) by calculating the present value of the future expected cash flows to be derived from that asset, from the perspective of a market participant. Such cash flows are discounted using a rate of return that incorporates the risk-free rate for the use of funds, the expected rate of inflation and risks associated with using the asset. If the carrying amount of a long-lived asset exceeds its fair value, an impairment loss is recognized.

Revenue Recognition

Revenue Recognition

Collaboration, research and development, and grant revenue

Certain of the Company’s revenues are earned from collaborative agreements. The Company recognizes revenue when persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the fee is fixed or determinable; and collectability is reasonably assured. Determination of whether these criteria have been met is based on management’s judgments regarding the nature of the research performed, the substance of the milestones met relative to those the Company must still perform, and the collectability of any related fees. Should changes in conditions cause management to determine these criteria are not met for certain future transactions, revenue recognized for any reporting period could be adversely affected. The Company had no such collaboration revenues for the three and nine months ended September 30, 2011 and 2012.

Research and development revenues, which are earned under agreements with third parties for contract research and development activities, are recorded as the related services are performed. Milestone payments are non-refundable and recognized as revenue when earned, as evidenced by achievement of the specified milestones and the absence of ongoing performance obligations. Any amounts received in advance of performance are recorded as deferred revenue. None of the revenues previously recognized are refundable if the relevant research effort is not successful. The Company had no such research and development revenue for the three and nine months ended September 30, 2011 and 2012.

Grant revenues from government agencies and private research foundations are recognized as the related qualified research and development costs are incurred, up to the limit of the prior approval funding amounts. All grants earned and received are not refundable. The Company had deferred grant revenue of approximately $10,000, which is included in accrued liabilities and other current liabilities, as of September 30, 2012.  The Company had no such deferred revenue at December 31, 2011.

Revenue Recognition

Product sales

Revenue from product sales relate to operations that have been discontinued. Accordingly, such revenue has been reported as a component of loss from discontinued operations, net of tax on the consolidated statements of operations. The Company recognizes revenue from product sales when persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the selling price is fixed or determinable; and collectability is reasonably assured.

The Company offers a general right of return on these product sales, and has considered the guidance in ASC 605-15, “Revenue Recognition -Products” (“ASC 605-15”) and ASC 605 — 10 “Revenue Recognition - Overall” (“ASC 605-10”). Under these guidelines, the Company accounts for all product sales using the “sell-through” method. Under the sell-through method, revenue is not recognized upon shipment of product to distributors. Instead, the Company records deferred revenue at gross invoice sales price less 5% of the current wholesale acquisition price in accordance with our returns policy and deferred cost of sales at the cost at which those goods were held in inventory. The Company recognizes revenue when such inventory is sold through to pharmacies. To estimate product sold through to pharmacies, the Company relies on third-party information, including information obtained from significant distributors with respect to their inventory levels and sell-through to pharmacies. The Company also estimates its provision for returned products based on historical returns for each product and this provision is charged against revenues and reported in loss from discontinued operations. During 2010, the Company recorded $0.2 million of product returns due to a higher than anticipated amount of returns related to expiring product. Since the first quarter of 2010, the Company’s supplier increased the product shelf-life of Xclair® cream from two to three years to assist in the management of the product supply chain. Numoisyn® Liquid and Numoisyn® Lozenges have product shelf lives of three and five years, respectively.

Collaboration, research and development, and grant revenue

Certain of the Company’s revenues are earned from collaborative agreements. The Company recognizes revenue when persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the fee is fixed or determinable; and collectability is reasonably assured. Determination of whether these criteria have been met is based on management’s judgments regarding the nature of the research performed, the substance of the milestones met relative to those the Company must still perform, and the collectability of any related fees. Should changes in conditions cause management to determine these criteria are not met for certain future transactions, revenue recognized for any reporting period could be adversely affected.

Research and development revenues, which are earned under agreements with third parties for contract research and development activities, are recorded as the related services are performed. Milestone payments are non-refundable and recognized as revenue when earned, as evidenced by achievement of the specified milestones and the absence of ongoing performance obligations. Any amounts received in advance of performance are recorded as deferred revenue. None of the revenues recognized to date are refundable if the relevant research effort is not successful.

Grant revenues from government agencies and private research foundations are recognized as the related qualified research and development costs are incurred, up to the limit of the prior approval funding amounts. Grant revenues are not refundable.

Clinical Trial Accounting

Clinical Trial Accounting

Data management and monitoring of the Company’s clinical trials are performed with the assistance of contract research organizations (“CROs”) or clinical research associates (“CRAs”) in accordance with the Company’s standard operating procedures. Typically, CROs and some CRAs bill monthly for services performed, and others bill based upon milestones achieved. For outstanding amounts, the Company accrues unbilled clinical trial expenses based on estimates of the level of services performed each period. Costs of setting up clinical trial sites for participation in the trials are expensed immediately as research and development expenses. Clinical trial costs related to patient enrollment are accrued as patients are entered into the trial and any initial payment made to the clinical trial site is recognized upon execution of the clinical trial agreements and expensed as research and development expenses.

Clinical Trial Accounting

Data management and monitoring of the Company’s clinical trials are performed with the assistance of contract research organizations (‘‘CROs’’) or clinical research associates (‘‘CRAs’’) in accordance with the Company’s standard operating procedures. Typically, CROs and some CRAs bill monthly for services performed, and others bill based upon milestones achieved. For outstanding amounts, the Company accrues unbilled clinical trial expenses based on estimates of the level of services performed each period. Costs of setting up clinical trial sites for participation in the trials are expensed immediately as research and development expenses. Clinical trial costs related to patient enrollment are accrued as patients are entered into the trial and any initial payment made to the clinical trial site is recognized upon execution of the clinical trial agreements and expensed as research and development expenses.

Research and Development Expenditures

Research and Development Expenditures

Research and development expenses consist primarily of costs associated with developing the Company’s product candidates, including upfront fees and milestones paid to parties from whom the Company licenses certain intellectual property, compensation and other expenses for research and development personnel, supplies and development materials, costs for consultants and related contract research, facility costs, amortization of purchased technology and depreciation. Expenditures relating to research and development are expensed as incurred.

Research and Development Expenditures

Research and development expenses consist primarily of costs associated with the Company’s product candidates, upfront fees, milestones, compensation and other expenses for research and development personnel, supplies and development materials, costs for consultants and related contract research, facility costs and depreciation. Expenditures relating to research and development are expensed as incurred.

Patent Costs		Patent Costs Patent prosecution costs are charged to operations as incurred as recoverability of such expenditure is uncertain.
Leased Assets

Leased Assets

The costs of operating leases are charged to operations on a straight-line basis over the lease term.

The Company treats a lease as a capital lease when the Company enters into a lease which entails taking substantially all the risks and rewards of ownership of an asset. The asset is recorded in the balance sheet and is depreciated in accordance with the aforementioned depreciation policies. The capital elements of future lease payments are recorded as liabilities and the interest is charged to operations over the period of the lease.

Income Taxes

Income Taxes

The Company accounts for income taxes under the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. The Company’s management has established a full valuation allowance against its deferred tax assets based on the determination that it is not more likely than not that the Company will recognize the benefits of those assets.

The Company applies the guidance codified in ASC 740, “Income taxes” (“ASC 740”) related to accounting for uncertainty in income taxes. ASC 740 specifies the accounting for uncertainty in income taxes recognized in a company’s financial statements by prescribing a minimum probability threshold a tax position is required to meet before being recognized in the financial statements.

The Company records income tax benefits related to research and development tax credits, which will be claimed from H. M. Revenue & Customs, the United Kingdom’s taxation and customs authority, with respect to qualifying research and development costs incurred in the same accounting period

Income Taxes

The Company accounts for income taxes under the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for uncertain positions taken in its tax return in accordance with ASC 740 “Income taxes” (“ASC 740”). ASC 740 specifies the accounting for uncertainty in income taxes recognized in a company’s financial statements by prescribing a minimum probability threshold a tax position is required to meet before being recognized in the financial statements.

Credit is taken in the accounting period for research and development tax credits, which will be claimed from H. M. Revenue & Customs, the United Kingdom’s taxation and customs authority, in respect of qualifying research and development costs incurred in the same accounting period.

Net Loss per Common Share

Net Loss per Common Share

The Company calculates net loss per common share in accordance with ASC Topic 260, “Earnings Per Share” (“ASC 260”). Basic and diluted net loss per common share was determined by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period. All share and per share information presented gives effect to the reverse stock split, which occurred on August 24, 2012. The Company’s potentially dilutive shares, which include outstanding common stock options, restricted stock, restricted stock units, convertible preferred stock, and common stock warrants, have not been included in the computation of diluted net loss per share for all periods as the result would be anti-dilutive.

	September 30, 2011	September 30, 2012
Stock options	447,025	480,415
Unvested restricted stock and restricted stock units	9,671	40,121
Convertible preferred stock	73,747	73,747
Contingently issuable common stock and common stock warrants associated with Economic Rights	—	435,187
Common stock warrants	834,800	1,973,431
Total shares excluded from calculation	1,365,243	3,002,901

Net Loss Per Common Share

The Company calculates net loss per common share in accordance with ASC 260 “Earnings Per Share” (“ASC 260”). Basic and diluted net loss per common share was determined by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period. The Company’s potentially dilutive shares, which include outstanding common stock options, restricted stock, restricted stock units, convertible preferred stock and common stock warrants, have not been included in the computation of diluted net loss per share for all periods as the result would be anti-dilutive.

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Stock options	478,554	498,562	502,249
Restricted Stock and Restricted Stock Units	13,021	8,555	38,089
Convertible preferred stock	124,426	73,747	73,747
Common stock issuable to Kingsbridge	46,943	—	—
Options issued in connection with the October 2010 financing	—	891,771	—
Common stock warrants	1,006,338	1,429,313	1,973,431
Total shares excluded from calculation	1,669,282	2,901,948	2,587,516

Derivative Instruments

Derivative Instruments

The accounting for derivatives requires significant judgments and estimates in determining the fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. The use of different assumptions may have a material effect on the estimated fair value amount and the Company’s results of operations.

Inputs used to determine fair value of financial and non-financial assets and liabilities are categorized using a fair value hierarchy that prioritizes observable and unobservable inputs into three broad levels, from Level 1, which is the most reliable, to Level 3, which is the least reliable (see “Note 6 — Fair Value”). Management reviews the categorization of fair value inputs on a periodic basis and may determine that it is necessary to transfer an input from one level of the fair value hierarchy to another based on changes in events or circumstances, such as a change in the observability of an input. Any such transfer will be recognized at the end of the reporting period.

Stock-based Compensation

Stock-based Compensation

The Company grants stock options, restricted stock units and restricted stock to officers, employees and directors under the Amended and Restated Equity Incentive Plan (“2006 Plan”), which was approved on March 16, 2006, as amended on May 21, 2007, and subsequently amended and restated on April 14, 2008.  The Company has granted various types of awards under the 2006 Plan, which is described more fully in Note 7 - Stock-Based Compensation Arrangements. The Company accounts for these awards under ASC 718, “Compensation — Stock Compensation” (“ASC 718”).

ASC 718 requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation over the requisite service period for awards expected to vest. The fair value of restricted stock and restricted stock units is determined based on the number of awards granted and the quoted price of the Company’s common stock on the date of grant. The determination of grant-date fair value for stock option awards is estimated using the Black-Scholes model, which includes variables such as the expected volatility of the Company’s share price, the anticipated exercise behavior of its employees, interest rates, and dividend yields. These variables are projected based on the Company’s historical data, experience, and other factors. Changes in any of these variables could result in material adjustments to the expense recognized for share-based payments. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line attribution method. The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from current estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised.  The Company considers many factors when estimating expected forfeitures, including type of awards granted employee class, and historical experience.  Actual results and future estimates may differ substantially from current estimates.

Stock-based Compensation

The Company grants stock options, restricted stock units and restricted stock to officers, employees and directors under the Amended and Restated Equity Incentive Plan (“2006 Plan”), which was approved on March 16, 2006, as amended on May 21, 2007, and subsequently amended and restated on April 14, 2008. The Company has granted various types of awards under the 2006 Plan, which are described more fully in Note 11 - “Stock-Based Compensation Arrangements”. The Company accounts for these awards under ASC 718 “Compensation — Stock Compensation” (“ASC 718”).

ASC 718 requires measurement of compensation cost for all stock-based awards at fair value on date of grant and recognition of compensation over the requisite service period for awards expected to vest. The fair value of restricted stock and restricted stock units is determined based on the number of shares granted and the quoted price of the Company’s common stock on the date of grant. The determination of grant-date fair value for stock option awards is estimated using the Black-Scholes model, which includes variables such as the expected volatility of our share price, the anticipated exercise behavior of our employees, interest rates, and dividend yields. These variables are projected based on our historical data, experience, and other factors. Changes in any of these variables could result in material adjustments to the expense recognized for share-based payments. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line attribution method. The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from current estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including type of awards granted, employee class, and historical experience. Actual results and future estimates may differ substantially from current estimates.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

In accordance with ASC 220, “Comprehensive Income” (“ASC 220”) all components of comprehensive income (loss), including net income (loss), are reported in the financial statements in the period in which they are recognized. ASC 220 defines comprehensive income (loss) as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments, are reported, net of any related tax effect, to arrive at comprehensive income (loss). No taxes were recognized in relation to items of other comprehensive income.

Comprehensive Income (Loss)

In accordance with ASC 220, “Comprehensive Income” (“ASC 220”) all components of comprehensive income (loss), including net income (loss), are reported in the financial statements in the period in which they are recognized. Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments, are reported, net of any related tax effect, to arrive at comprehensive income (loss). No taxes were recorded on items of other comprehensive income.

Recent Accounting Pronouncements

Recent accounting pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) FASB issued Accounting Standards Update (“ASU”) 2011-11 which amends the guidance in ASC 210, Balance Sheet (ASC 210). The ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. We do not expect the adoption of this guidance to have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, which amends the guidance on fair value measurement in ASC 820 to converge the fair value measurement and disclosure requirements under GAAP and International Financial Reporting Standards (“IFRS”) fair value measurement and disclosure requirements. The amendments change the wording used to describe the requirements for measuring fair value, changes certain fair value measurement principles and enhances disclosure requirements. This guidance is effective for annual periods beginning after December 15, 2011, applied prospectively. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of antidilutive shares excluded from computation of diluted net loss per share

	September 30, 2011	September 30, 2012
Stock options	447,025	480,415
Unvested restricted stock and restricted stock units	9,671	40,121
Convertible preferred stock	73,747	73,747
Contingently issuable common stock and common stock warrants associated with Economic Rights	—	435,187
Common stock warrants	834,800	1,973,431
Total shares excluded from calculation	1,365,243	3,002,901

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Stock options	478,554	498,562	502,249
Restricted Stock and Restricted Stock Units	13,021	8,555	38,089
Convertible preferred stock	124,426	73,747	73,747
Common stock issuable to Kingsbridge	46,943	—	—
Options issued in connection with the October 2010 financing	—	891,771	—
Common stock warrants	1,006,338	1,429,313	1,973,431
Total shares excluded from calculation	1,669,282	2,901,948	2,587,516

Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Discontinued Operations
Schedule of assets and liabilities, and product revenue, cost of goods sold and selling, general and administrative costs of discontinued operations

	Three Months Ended September 30,		Nine Months Ended September 30,		Period from August 13, 1996 (inception) to September 30,
	2011	2012	2011	2012	2012
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Product revenue	$164	$302	$524	$583	$3,604
Cost of goods sold	(95)	(110)	(273)	(293)	(2,045)
Selling, general and administrative	(237)	(121)	(755)	(578)	(9,266)
Goodwill and intangible impairment	—	—	—	—	(5,187)
Interest expense	—	—	—	—	(110)
Gain on termination of distribution agreements	—	1,192	—	1,192	1,192
Income (loss) from discontinued operations, net of tax of $0 for all periods presented	(168)	1,263	(504)	904	(11,812)

	December 31, 2011	September 30, 2012
	(Unaudited)	(Unaudited)
Current assets of discontinued operations:
Inventory	$182	$—
Short term portion of minimum royalty arrangement receivable, net	—	423
Returns indemnification receivable	—	336
Accounts receivable	131	122
Total current assets of discontinued operations	313	881
Long-term assets of discontinued operations:
Long-term portion of minimum royalty arrangement receivable, net	—	433
Total assets of discontinued operations	313	1,314

Current liabilities of discontinued operations:
Accounts payable	$46	$—
Returns provision	202	336
Accrued liabilities and other current liabilities	279	102
Total current liabilities of discontinued operations	$527	$438

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011	Period from August 13, 1996 (inception) to December 31, 2011
Product revenue	$910	$574	$699	$3,021
Cost of goods sold	(545)	(418)	(360)	(1,752)
Selling, general and administrative	(1,907)	(1,287)	(979)	(8,688)
Goodwill and intangible impairment	—	—	—	(5,187)
Interest expense	(7)	—	—	(110)
Loss from discontinued operations, net of tax	$(1,549)	$(1,131)	$(640)	$(12,716)

	December 31, 2010	December 31, 2011
Current assets of discontinued operations:
Inventory	$174	$182
Accounts receivable	138	131
Total current assets of discontinued operations	$312	$313

Current liabilities of discontinued operations:
Accounts payable	$133	$46
Returns provision	268	202
Accrued liabilities and other current liabilities	110	279
Total current liabilities of discontinued operations	$511	$527

Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents
Summary of cash and cash equivalents
	December 31,
	2010	2011
	$000	$000
Cash	429	4,555
Investments with original maturity of less than three months at the time of purchase	29,066	19,894
Total cash and cash equivalents	29,495	24,449

Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value
Schedule of financial assets and liabilities measured on a recurring basis

The fair value of the Company’s financial assets and liabilities that are measured on a recurring basis were determined using the following inputs as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
ASSETS
Cash equivalents	19,894	—	—	19,894
Total assets	19,894	—	—	19,894

LIABILITIES
Other liabilities measured at fair value:
Warrants liability	—	—	51	51
Scottish Enterprise agreement	—	—	20	20
Other liabilities measured at fair value	—	—	71	71
Total liabilities	—	—	71	71

The fair value of the Company’s financial assets and liabilities that are measured on a recurring basis were determined using the following inputs as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
ASSETS
Cash equivalents	—	14,592	—
Total assets	—	14,592	—

LIABILITIES
Economic rights	—	—	1,070	1,070
Other liabilities measured at fair value:
Warrants liability	—	—	—	—
Scottish Enterprise agreement	—	—	20	20
Other liabilities measured at fair value	—	—	20	20
Total liabilities	—	—	1,090	1,090

	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
Cash equivalents	19,894	—	—	19,894
Warrants liability	—	—	51	51
Other derivatives	—	—	20	20
Total	19,894		71	19,965

Schedule of assumptions used to value the warrants

	December 31,
	2010	2011
Exercise price	$59.08	$59.08
Expected term	3.13 Yrs	2.13 Yrs
Risk free interest rate	1.02%	0.25%
Expected volatility	121%	106%
Expected dividend yield over expected term	—	—

Schedule of reconciliation of the beginning and ending balance of Level 3 inputs

The following table reconciles the beginning and ending balances of Level 3 inputs for the nine months ended September 30, 2012:

Level 3
$000
Balance as of December 31, 2011	71
Sale of Economic Rights	1,097
Change in valuation of Economic Rights	(27)
Change in valuation of warrants liability	(51)
Balance as of September 30, 2012	1,090

Level 3
$000
Balance as of December 31, 2010	680
Change in valuation of warrants liability	(629)
Change in valuation of derivative	20
Balance as of December 31, 2011	71

Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

	December 31, 2011	September 30, 2012
	($000s)
Research and development tax credit receivable	541	732
Prepayments	317	318
Other current assets	211	185
Total prepaid expenses and other current assets	1,069	1,235

	December 31,
	2010	2011
	$000	$000
Research and development tax credit receivable	660	544
Prepayments	314	317
Other current assets	270	208
	1,244	1,069

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Schedule of property, plant and equipment

	Useful lives in years from	December 31,
	date of acquisition	2010	2011
		$000	$000
Leasehold improvements	5 to 15 yrs	844	844
Research and laboratory equipment	3 to 5 yrs	6,281	6,251
Office equipment and furniture	3 to 5 yrs	1,267	1,273
		8,392	8,368
Less: accumulated depreciation and amortization		(7,984)	(8,201)
		408	167

Accrued and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued and Other Current Liabilities
Schedule of accrued and other current liabilities
	December 31, 2011	September 30, 2012
	($000s)
Accrued research and development	3,471	3,335
Other current liabilities	712	792
	4,183	4,127
Accrued and other current liabilities consisted of the following:
	December 31,
	2010	2011
	$000	$000
Accrued research and development	2,793	3,471
Other current liabilities	961	712
	3,754	4,183

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of the Company's contractual obligations and commitments relating to entity's facilities leases
Operating lease obligations
$000
2012	565
2013	565
2014	565
2015	554
2016	549
Thereafter	3,502
Total	6,300

Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity
Schedule of redemption prices per share

Year from November 1, 2011 to October 31, 2012	$10.18
Year from November 1, 2012 to October 31, 2013	$10.12
Year from November 1, 2013 to October 31, 2014	$10.06
November 1, 2014 and thereafter	$10.00

Year from November 1, 2011 to October 31, 2012	$10.18
Year from November 1, 2012 to October 31, 2013	$10.12
Year from November 1, 2013 to October 31, 2014	$10.06
November 1, 2014 and thereafter	$10.00

Schedule of conversion of convertible preferred stock

Year ended December 31, 2010
Preferred shares exchanged	833,671
Common shares issued:
At stated convertible option	50,679
Incremental shares issued under the exchange transaction	185,835
Total common shares issued	236,514

Schedule of warrants outstanding

Issued in Connection With	Expiration Date	Common Shares Issuable	Weighted Average Exercise Price
April 2006 stock issuance	2013	367,347	$49.00
February 2007 stock issuance	2014	151,773	$59.08
December 2007 CEFF	2013	14,285	$9.80
July 2009 Series II stock issuance	2014	98,893	$7.00
January 2010 stock issuance	2015	101,785	$22.82
January 2010 stock issuance	2015	100,714	$19.95
October 2010 stock issuance	2015	594,513	$13.44
July 2011 stock issuance	2015	544,117	$9.52

Total		1,973,427	$22.96

Issued in Connection With	Expiration Date	Common Shares Issuable	Weighted Average Exercise Price
April 2006 stock issuance	2013	367,347	$49.00
February 2007 stock issuance	2014	151,773	$59.08
December 2007 CEFF	2013	14,285	$9.80
July 2009 Series II stock issuance	2014	98,893	$7.00
January 2010 stock issuance	2015	101,785	$22.82
January 2010 stock issuance	2015	100,714	$19.95
October 2010 stock issuance	2015	594,513	$13.44
July 2011 stock issuance	2016	544,117	$9.52
Total		1,973,427	$22.96

Stock-Based Compensation Arrangements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK BASED COMPENSATION
Schedule of stock based compensation expense

	For the three months ended September 30,		For the nine months ended September 30,
	2011	2012	2011	2012
	($000s)
Research and development	39	16	130	49
General and administrative	171	59	515	202
Income (loss) from discontinued operations, net of tax	11	1	32	36
Stock-based compensation costs before income taxes	221	76	677	287

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Research and development	271	351	171
Selling, general and administrative	484	1,344	669
Discontinued operations	55	51	42
Stock-based compensation costs before income taxes	810	1,746	882

Schedule of stock option activity

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
				($000s)

Options outstanding at December 31, 2011	502,253	$26.11	6.44	140
Granted	33,571	$3.29
Exercised	(15,438)	$3.06
Expired	—	—
Cancelled / forfeited	(39,970)	$20.03
Options outstanding at September 30, 2012	480,416	$25.76	5.84	212
Unvested at September 30, 2012	77,607	$9.00	8.67	36
Vested and exercisable at September 30, 2012	402,809	$28.99	5.30	176

Cyclacel Pharmaceuticals, Inc.	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2009	478,554	$29.47	7.76	$698
Granted	86,758	$12.74
Exercised	(24,901)	$3.01
Cancelled/forfeited	(41,849)	$31.78
Options outstanding at December 31, 2010	498,562	$27.72	7.22	$938
Granted	28,500	$10.64
Exercised	(948)	$2.87
Cancelled/forfeited	(23,865)	$40.53
Options outstanding at December 31, 2011	502,249	$26.11	6.44	$140
Unvested at December 31, 2011	90,237	$12.11	8.75	$3
Vested and exercisable at December 31, 2011	412,012	$29.19	5.93	$136

Schedule of information about options outstanding

The following table summarizes information about options outstanding at December 31, 2011:

Exercise price ($)	Number outstanding	Weighted Average remaining contractual life	Number exercisable
2.03 — 13.86	217,130	7.77	144,770
15.05 — 34.65	53,983	7.15	36,713
36.82 — 40.67	72,602	5.82	71,996
44.10 — 48.65	127,320	4.57	127,319
54.60 — 105.00	31,214	4.93	31,214
	502,249		412,012

Schedule of assumptions for stock option grants to employees and directors

	For the nine months ended September 30,
	2011	2012
Expected term	5 — 6 yrs.	6 yrs.
Risk free interest rate	1.47 — 2.29%	0.95%
Expected volatility	93 — 99%	98%
Expected dividend yield over expected term	—	—
Resulting weighted average grant fair value	$8.05	$2.52

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Expected term (years)	0.75 — 5 Yrs	5 — 6 Yrs	5 — 6 Yrs
Risk free interest rate	0.325 — .84%	1.64 — 2.96%	1.47 — 2.29%
Volatility	65 — 169%	90 — 102%	93 — 99%
Dividends	0.00%	0.00%	0.00%
Resulting weighted average grant date fair value	$2.73	$9.80	$8.05

Schedule of restricted stock activity
	Restricted Stock	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2011	1,632	$3.08
Vested	(1,341)	$3.08
Non-vested at September 30, 2012	291	$3.08

	Restricted Stock	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2009	5,204	$3.08
Vested	(1,786)	$3.08
Non-vested at December 31, 2010	3,418	$3.08
Vested	(1,786)	$3.08
Non-vested at December 31, 2011	1,632	$3.08

Schedule of restricted stock units activity

	Restricted Stock Units	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2011	36,463	$5.60
Granted	12,281	$3.85
Forfeited	(6,904)	$4.99
Vested	(2,010)	$3.08
Non-vested at September 30, 2012	39,830	$5.32

	Restricted Stock Units	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2009	7,812	$3.08
Vested	(2,670)	$3.08
Non-vested at December 31, 2010	5,142	$3.08
Granted	34,000	$5.81
Vested	(2,679)	$3.08
Non-vested at December 31, 2011	36,463	$5.60

Restructuring (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring
Schedule of reconciliation of provisions
	Lease restructuring charges	Sales tax assessment	Total
	$000	$000	$000
Balance at December 31, 2009	1,062	—	1,062
Cash payments	(1,104)	—	(1,104)
Adjustments for lease-related deferred expenses and liabilities	42	—	42
Balance at December 31, 2010	—	—	—

Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Taxes
Schedule of components of loss before taxes

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Net loss from continuing operations before taxes:
Domestic	(1,464)	(3,533)	904
Foreign	(17,505)	(12,014)	(16,072)
Net loss from continuing operations before taxes	(18,969)	(15,547)	(15,168)
Loss from discontinued operations before taxes:
Domestic	(1,549)	(1,131)	(640)
Loss from discontinued operations before taxes	(1,549)	(1,131)	(640)
Total loss before taxes:
Domestic	(3,013)	(4,664)	264
Foreign	(17,505)	(12,014)	(16,072)
Loss before taxes	(20,518)	(16,678)	(15,808)

Schedule of benefit for income taxes
	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Current — domestic	(12)	(10)	—
Current — foreign	960	667	565
Current — total	948	657	565

Schedule of reconciliation of the (benefit) provision for income taxes with the amount computed by applying the statutory federal tax rate to loss before income taxes

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Loss before income taxes	(20,518)	(16,678)	(15,808)

Income tax expense computed at statutory federal tax rate	(6,976)	(5,672)	(5,375)
State income tax (net of federal benefit)	8	7	—
Disallowed expenses and non-taxable income	(773)	(490)	(141)
Loss surrendered to generate R&D credit	2,322	1,605	1,372
Additional research and development tax relief	(1,185)	(793)	(2,260)
Change in valuation allowance	4,605	3,984	3,170
Research and development tax credit rate difference	237	132	—
Foreign items, including change is tax rates	814	570	2,669
	(948)	(657)	(565)

Schedule of significant components of the entity's deferred tax assets

	December 31,
	2010	2011
	$000	$000
Net operating loss carryforwards	43,056	43,870
Depreciation, amortization and impairment of property and equipment	1,925	1,772
Stock Options	1,228	1,372
Accrued Expenses	3,778	3,435
Other	89	96
Translation adjustment	(2,452)	249
Deferred Tax Assets	47,624	50,794
Valuation allowance for deferred tax assets	(47,624)	(50,794)
Net deferred taxes	—	—

Schedule of tax losses and accumulated tax losses available for carry forward against future operations
	December 31,
	2010	2011
	$000	$000
Accumulated tax losses	132,521	148,274

Geographic Information (Tables)	12 Months Ended
Dec. 31, 2011
Geographic Information
Schedule of geographic information

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Revenue
United Kingdom	1	112	—
Total Revenue	1	112	—
Net loss
United States:
Continuing operations	(1,458)	(3,531)	565
Discontinued operations	(1,549)	(1,131)	(640)
Total United States	(3,007)	(4,662)	(75)
United Kingdom	(16,563)	(11,359)	(15,168)
Total Net Loss	(19,570)	(16,021)	(15,243)

	December 31,
	2010	2011
	$000	$000
Total Assets
United States:
Continuing operations	29,743	20,402
Discontinued operations	312	313
Total United States	30,055	20,715
United Kingdom	1,404	5,283
Total Assets	31,459	25,998

Long Lived Assets, net
United States:
Continuing operations	161	45
Discontinued operations	—	—
Total United States	161	45
United Kingdom	247	122
Total Long Lived Assets, net	408	167

Organization of the Company (Details)	12 Months Ended
Dec. 31, 2011 item
Nature of Operations
Age criteria for enrollment of patients for front line treatment of sapacitabine oral capsules, minimum	70

Organization of the Company (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
	Aug. 24, 2012	Sep. 11, 2012 Minimum	Aug. 24, 2012 Subsequent event	Sep. 11, 2012 Subsequent event Minimum	Aug. 10, 2012 Sinclair Minimum	Aug. 10, 2012 Sinclair Subsequent event Minimum
Recent developments
Reverse stock split	1-for-7		1-for-7
Reverse stock split conversion ratio	0.143		0.143
Closing bid price of common stock evidenced by the entity to regain compliance (in dollars per share)		$ 1		$ 1
Period from NASDAQ Staff's notification, during which the closing bid price of the common stock must equal to or exceed the specified closing bid price to regain compliance		10 days		10 days
Quarterly installments receivable under royalty arrangement					$ 1	$ 1
Period of royalty arrangement					3 years	3 years

Summary of Significant Accounting Policies (Details) (Three Wholesalers)	12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Product sales | Customer concentration
Concentration of credit risk and other risks and uncertainties
Product's sales (as a percent)	89.00%	87.00%	86.00%
Number of wholesalers	3
Accounts receivable | Credit concentration
Concentration of credit risk and other risks and uncertainties
Product's sales (as a percent)	97.00%	99.00%	98.00%
Number of wholesalers	3

Summary of Significant Accounting Policies (Details 2) (USD $)	9 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2012 segment area item	Dec. 31, 2011 item	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2010 Cambridge facility	Dec. 31, 2009 Cambridge facility	Dec. 31, 2011 Property, plant and equipment Minimum	Dec. 31, 2011 Property, plant and equipment Maximum	Dec. 31, 2011 Leasehold improvements Minimum	Dec. 31, 2011 Leasehold improvements Maximum
Segments
Number of operating segments	1	1
Number of geographic areas for development operations	2	2
Trade Accounts Receivable and Allowance for Doubtful Accounts
Trade accounts receivable		$ 100,000		$ 100,000
Inventory
Write-down of inventory			100,000
Property, plant and equipment
Estimated useful life							3 years	5 years	5 years	15 years
Fixed assets sold		$ 6,000			$ 28,000	$ 100,000

Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2010 Xclair Cream	Dec. 31, 2011 Numoisyn Liquid	Dec. 31, 2011 Numoisyn Lozenges
Product sales
Percentage of current wholesale acquisition price to be deducted from gross invoice sales price to record deferred revenue	5.00%
Product returns		$ 0.2
Revenue Recognition
Initial shelf life			2 years
Product shelf lives			3 years	3 years	5 years

Summary of Significant Accounting Policies (Details 4)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss per common share
Total shares excluded from calculation	3,002,901	1,365,243	2,587,516	2,901,948	1,669,282
Stock options
Net loss per common share
Total shares excluded from calculation	480,415	447,025	502,249	498,562	478,554
Restricted Stock and Restricted Stock Units
Net loss per common share
Total shares excluded from calculation	40,121	9,671	38,089	8,555	13,021
Convertible preferred stock
Net loss per common share
Total shares excluded from calculation	73,747	73,747	73,747	73,747	124,426
Common stock issuable
Net loss per common share
Total shares excluded from calculation			0		46,943
Options issued in connection with the October 2010 financing
Net loss per common share
Total shares excluded from calculation			0	891,771
Common stock warrants
Net loss per common share
Total shares excluded from calculation	1,973,431	834,800	1,973,431	1,429,313	1,006,338

Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012
Reclassification of operating results from continuing operations to loss from discontinued operations
Loss from discontinued operations, net of tax	$ 1,263	$ (168)	$ 904	$ (504)	$ (640)	$ (1,131)	$ (1,549)	$ (12,716)	$ (11,812)
Current assets of discontinued operations:
Total current assets of discontinued operations	881		881		313	312		313	881
Current liabilities of discontinued operations:
Total current liabilities of discontinued operations	438		438		527	511		527	438
Xclair, Numoisyn Lozenges and Numoisyn Liquid
Reclassification of operating results from continuing operations to loss from discontinued operations
Product revenue	302	164	583	524	699	574	910	3,021	3,604
Cost of goods sold	(110)	(95)	(293)	(273)	(360)	(418)	(545)	(1,752)	(2,045)
Selling, general and administrative	(121)	(237)	(578)	(755)	(979)	(1,287)	(1,907)	(8,688)	(9,266)
Goodwill and intangible impairment					0			(5,187)	(5,187)
Interest expense					0		(7)	(110)	(110)
Loss from discontinued operations, net of tax	1,263	(168)	904	(504)	(640)	(1,131)	(1,549)	(12,716)	(11,812)
Current assets of discontinued operations:
Inventory					182	174		182
Accounts receivable	122		122		131	138		131	122
Total current assets of discontinued operations	881		881		313	312		313	881
Current liabilities of discontinued operations:
Accounts payable					46	133		46
Returns provision	336		336		202	268		202	336
Accrued liabilities and other current liabilities	102		102		279	110		279	102
Total current liabilities of discontinued operations	$ 438		$ 438		$ 527	$ 511		$ 527	$ 438

Significant Contracts (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Apr. 30, 2011 Daiichi Sankyo	Sep. 30, 2012 Daiichi Sankyo	Dec. 31, 2011 Daiichi Sankyo	Jul. 31, 2011 Daiichi Sankyo Minimum country	Sep. 30, 2012 Daiichi Sankyo Minimum	Dec. 31, 2011 Daiichi Sankyo Minimum	Sep. 30, 2012 Daiichi Sankyo Maximum	Dec. 31, 2011 Daiichi Sankyo Maximum	Oct. 31, 2007 ALIGN item	Dec. 31, 2010 ALIGN	Dec. 31, 2009 ALIGN	Dec. 31, 2011 ALIGN
Licensing Agreements
Up-front fee and certain past reimbursements	$ 1.6
Future milestone payments payable		10	10
Period for which royalties will be paid following the first commercial sale of licensed products in the country		10 years	10 years
Notice period for termination of license by the entity for technical, scientific, efficacy, safety, or commercial reasons		6 months	6 months
Notice period for termination of license after launch of a sapacitabine-based product by the entity, or by either party for material default		12 months	12 months
Number of countries for which regulatory approval is required by September 2011 to sell sapacitabine as per termination right waived after amendment to the agreement				1
Percentage of increase in royalty due on future net sales of sapacitabine after amendment					1.25%	1.25%	1.50%	1.50%
Number of products for which exclusive rights acquired to sell and distribute products									3
Commitment payments											1.3
Commitment paid										0.7	0.6
Minimum purchase obligation												$ 0.2

Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and Cash Equivalents
Cash		$ 4,555		$ 429
Investments with original maturity of less than three months at the time of purchase		19,894		29,066
Total cash and cash equivalents	$ 17,837	$ 24,449	$ 27,675	$ 29,495	$ 11,493	$ 24,220

Fair Value (Details) (Recurring basis, USD $)	Sep. 30, 2012	Dec. 31, 2011
Level 1
Fair value measurements
Cash equivalents		$ 19,894,000
Total		19,894,000
Level 3
Fair value measurements
Warrants Liability		51,000
Other Derivatives	(20,000)	20,000
Total		71,000
Total
Fair value measurements
Cash equivalents		19,894,000
Warrants Liability		51,000
Other Derivatives	(20,000)	20,000
Total		$ 19,965,000

Fair Value (Details 2) (Warrants, USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2007	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Warrants
Fair value measurements
Fair value of the warrants	$ 6,800,000					$ 51,000	$ 700,000
Warrants Liability
Exercise price (in dollars per share)						$ 59.08	$ 59.08
Expected term				1 year 4 months 17 days		2 years 1 month 17 days	3 years 1 month 17 days
Risk free interest rate (as a percent)	4.68%					0.25%	1.02%
Expected volatility (as a percent)	85.00%					106.00%	121.00%
Expected dividend yield over expected term (as a percent)	0.00%					0.00%
Contractual life	7 years
Change in valuation of liability		$ 1,000	$ 400,000	$ 51,000	$ 600,000	$ 629,000	$ (300,000)	$ (300,000)

Fair Value (Details 3) (Scottish Enterprise Agreement)	1 Months Ended
	Jun. 30, 2009 tranche	Sep. 30, 2012 USD ($)	Sep. 30, 2012 GBP (£)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 GBP (£)	Jan. 06, 2010 USD ($)	Jan. 06, 2010 GBP (£)	Dec. 31, 2009 USD ($)	Jul. 02, 2009 USD ($)	Jul. 02, 2009 GBP (£)	Jul. 01, 2009 USD ($)	Jul. 01, 2009 GBP (£)	Jun. 22, 2009 USD ($)	Jun. 22, 2009 GBP (£)
Scottish Enterprise Agreement
Maximum guaranteed amount potentially due to SE		$ 6,500,000	£ 4,000,000	$ 6,200,000	£ 4,000,000			$ 8,000,000						£ 5,000,000
Modified payment for which parties agreed													1,700,000	1,000,000
Number of tranches in which modified payment will be paid	2
Amount paid					4,000,000	800,000	500,000		800,000	500,000	800,000	500,000
Potential amount to be paid if staffing levels reduced below the prescribed levels		6,200,000	3,800,000	5,900,000	3,800,000
Share price (in dollars per share)				$ 4.13
Fair value of the liability		$ 20,000		$ 20,000

Fair Value (Details 4) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the beginning and ending balance of Level 3 inputs
Balance at the end of the period	$ 1,090,000		$ 1,090,000		$ 71,000	$ 680,000
Warrants
Reconciliation of the beginning and ending balance of Level 3 inputs
Change in valuation of liability	(1,000)	(400,000)	(51,000)	(600,000)	(629,000)	300,000	300,000
Derivative
Reconciliation of the beginning and ending balance of Level 3 inputs
Change in valuation of liability					$ (20,000)

Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Prepaid Expenses and Other Current Assets
Research and development tax credit receivable	$ 732	$ 544	$ 660
Prepayments	318	317	314
Other current assets	185	208	270
Total prepaid expenses and other current assets	$ 1,235	$ 1,069	$ 1,244

Property, Plant and Equipment (Details) (USD $)	9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012
Property, plant and equipment
Property, plant and equipment, gross			$ 8,368,000	$ 8,392,000		$ 8,368,000
Less: accumulated depreciation and amortization			(8,201,000)	(7,984,000)		(8,201,000)
Property, Plant and Equipment, Net	140,000		167,000	408,000		167,000	140,000
Depreciation and amortization
Depreciation and amortization expense	45,000	250,000	241,000	457,000	668,000	12,555,000	12,600,000
Asset impairment charges recorded as accelerated depreciation					200,000
Leasehold improvements
Property, plant and equipment
Property, plant and equipment, gross			844,000	844,000		844,000
Leasehold improvements | Minimum
Property, plant and equipment
Useful lives in years from date of acquisition			5 years
Leasehold improvements | Maximum
Property, plant and equipment
Useful lives in years from date of acquisition			15 years
Research and laboratory equipment
Property, plant and equipment
Property, plant and equipment, gross			6,251,000	6,281,000		6,251,000
Research and laboratory equipment | Minimum
Property, plant and equipment
Useful lives in years from date of acquisition			3 years
Research and laboratory equipment | Maximum
Property, plant and equipment
Useful lives in years from date of acquisition			5 years
Office equipment and furniture
Property, plant and equipment
Property, plant and equipment, gross			$ 1,273,000	$ 1,267,000		$ 1,273,000
Office equipment and furniture | Minimum
Property, plant and equipment
Useful lives in years from date of acquisition			3 years
Office equipment and furniture | Maximum
Property, plant and equipment
Useful lives in years from date of acquisition			5 years

Accrued and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued and Other Current Liabilities
Accrued research and development	$ 3,335	$ 3,471	$ 2,793
Other current liabilities	792	712	961
Total	$ 4,127	$ 4,183	$ 3,754

Commitments and Contingencies (Details) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2000	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating lease obligations
2012		$ 565,000
2013		565,000
2014		565,000
2015		554,000
2016		549,000
Thereafter		3,502,000
Total		6,300,000
Leases, related disclosures
Rent expense, net		600,000	900,000	900,000
Lease term for research and development facility	25 years
Extended term of lease for office space		5 years
Manufactured products
Purchase Obligations
Purchase obligations with ALIGN		$ 200,000

Commitments and Contingencies (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended			150 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2009
Preferred Dividends
Dividend rate (as a percent)	6.00%				6.00%
Period for which preferred dividends in arrears		9 months	9 months	1 year
Dividend paid per share (in dollars per share)		$ 0.15
Accrued and unpaid dividends in arrears on preferred stock		$ 1.6
Accrued and unpaid dividends in arrears on preferred stock per share (in dollars per share)		$ 1.3

Commitments and Contingencies (Details 3) (Celgene Corporation)	1 Months Ended
	Feb. 29, 2012	Apr. 30, 2010 patent
Legal proceedings
Number of patents in litigation		4
Jury trial period	7 days
Subsequent event
Legal proceedings
Jury trial period	7 days

Stockholders' Equity (Details) (USD $)	9 Months Ended	150 Months Ended											9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		185 Months Ended	194 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jan. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Year from November 1, 2011 to October 31, 2012	Dec. 31, 2011 Year from November 1, 2011 to October 31, 2012	Sep. 30, 2012 Year from November 1, 2012 to October 31, 2013	Dec. 31, 2011 Year from November 1, 2012 to October 31, 2013	Sep. 30, 2012 Year from November 1, 2013 to October 31, 2014	Dec. 31, 2011 Year from November 1, 2013 to October 31, 2014	Sep. 30, 2012 November 1, 2014 and thereafter	Dec. 31, 2011 November 1, 2014 and thereafter	Sep. 30, 2012 Debentures	Dec. 31, 2011 Debentures	Aug. 31, 2010 Preferred stock director	Sep. 30, 2012 Preferred stock director Q	Dec. 31, 2011 Preferred stock director Q	Dec. 31, 2010 Preferred stock	Dec. 31, 2011 Preferred stock Q	Sep. 30, 2012 Preferred stock Q	Sep. 30, 2012 Preferred stock Minimum series	Dec. 31, 2011 Preferred stock Minimum series	Dec. 31, 2010 Common stock
Stockholders' equity
Preferred stock, shares issued	1,213,142		1,213,142	1,213,142												1,213,142	1,213,142		1,213,142	1,213,142
Preferred stock, shares outstanding	1,213,142		1,213,142	1,213,142												1,213,142	1,213,142		1,213,142	1,213,142
Preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001												$ 10	$ 10		$ 10	$ 10
Dividend rate (as a percent)	6.00%	6.00%														6.00%	6.00%
Liquidation preference (in dollars per share)																$ 10	$ 10		$ 10	$ 10
Number of shares to be issued for each preferred stock upon conversion																0.06079	0.06079
Conversion price (in dollars per share)																$ 164.5	$ 164.5
Number of shares converted																		833,671	1,776,858	1,776,858
Number of shares issued upon conversion																							236,514
Shares reserved for future issuance upon conversion																73,747	73,747		73,747	73,747
Number of series of Preferred Stock																					1	1
Closing price of stock (in dollars per share)																					$ 246.75	$ 246.75
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed in order for the preferred stock to be convertible																150.00%	150.00%
Number of trading days within 30 trading days in which the closing price of the entity's common stock must exceed the conversion price for the preferred stock to be convertible																					20 days	20 days
Number of trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the preferred stock to be convertible																30 days	30 days
Number of trading days prior to notice of automatic conversion																5 days	5 days
Number of quarters in which no preferred stock dividends have been paid																6	6		6	6
Number of Board of Directors to be elected by Preferred Stock holders if entity fails to pay dividends on Preferred Stock																2	2
Number of Board of Directors elected by the Preferred Stock holders when the entity failed to pay dividends on Preferred Stock															2
Redemption price per share (in dollars per share)					$ 10.18	$ 10.18	$ 10.12	$ 10.12	$ 10.06	$ 10.06	$ 10	$ 10
Interest rate (as a percent)													6.00%	6.00%
Debt principal amount per share, basis for exchange (in dollars per share)													$ 10	$ 10
Debt instrument, term													25 years	25 years

Stockholders' Equity (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	185 Months Ended	194 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Common shares issued:
Deemed dividends recorded	$ 3,515	$ 3,515	$ 3,515
Preferred stock
Conversion of Convertible Preferred Stock
Preferred shares exchanged (in shares)	833,671	1,776,858	1,776,858
Common shares issued:
Deemed dividends recorded	$ 3,500
Common stock
Common shares issued:
At stated convertible option (in shares)	50,679
Incremental shares issued under the exchange transaction (in shares)	185,835
Total common shares issued (in shares)	236,514

Stockholders' Equity (Details 3) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2003 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	Dec. 31, 2009 Common stock	Dec. 31, 2007 Common stock	Dec. 31, 2004 Common stock	Mar. 31, 2002 Common stock	Mar. 31, 2000 Common stock	Mar. 31, 1998 Common stock	Feb. 16, 2007 Common stock warrants	Dec. 31, 2011 Common stock warrants	Dec. 31, 2010 Common stock warrants	Jul. 07, 2011 July 2011 stock issuance	Sep. 30, 2012 July 2011 stock issuance	Dec. 31, 2011 July 2011 stock issuance	Jul. 07, 2011 July 2011 stock issuance Common stock	Jul. 07, 2011 July 2011 stock issuance Warrants	Oct. 07, 2010 October 2010 stock issuance	Sep. 30, 2012 October 2010 stock issuance	Dec. 31, 2011 October 2010 stock issuance	Oct. 07, 2010 October 2010 stock issuance Common stock	Oct. 07, 2010 October 2010 stock issuance Warrants	Oct. 07, 2010 October 2010 stock issuance Additional optional units	Jan. 25, 2010 January 2010 stock issuance, one	Sep. 30, 2012 January 2010 stock issuance, one	Dec. 31, 2011 January 2010 stock issuance, one	Jan. 25, 2010 January 2010 stock issuance, one Common stock	Jan. 25, 2010 January 2010 stock issuance, one Warrants	Jan. 13, 2010 January 2010 stock issuance, two	Sep. 30, 2012 January 2010 stock issuance, two	Dec. 31, 2011 January 2010 stock issuance, two	Jan. 13, 2010 January 2010 stock issuance, two Common stock	Jan. 13, 2010 January 2010 stock issuance, two Warrants	Jul. 29, 2009 July 2009 Series II stock issuance	Dec. 31, 2011 July 2009 Series II stock issuance	Jul. 29, 2009 July 2009 Series II stock issuance Common stock	Mar. 31, 2010 July 2009 Series II stock issuance Warrants	Jul. 29, 2009 July 2009 Series II stock issuance Series I Warrant	Mar. 31, 2010 July 2009 Series II stock issuance Series I Warrant	Jul. 29, 2009 July 2009 Series II stock issuance Series II Warrant	Mar. 31, 2010 July 2009 Series II stock issuance Series II Warrant	Dec. 31, 2011 July 2009 Series II stock issuance Series II Warrant	Sep. 30, 2012 December 2007 CEFF	Dec. 31, 2011 December 2007 CEFF	Nov. 24, 2009 December 2007 CEFF Common stock Kingsbridge	Dec. 31, 2010 December 2007 CEFF Common stock Kingsbridge	Dec. 31, 2009 December 2007 CEFF Common stock Kingsbridge	Sep. 30, 2012 February 2007 stock issuance	Dec. 31, 2011 February 2007 stock issuance	Sep. 30, 2012 April 2006 stock issuance	Dec. 31, 2011 April 2006 stock issuance
Common Stock
Units issued (in shares)															1,088,235					1,189,027						335,714					407,143					571,429
Offering price per unit (in dollars per unit)															$ 9.52					$ 12.78					$ 11.69	$ 17.5					$ 17.57					$ 5.95
Gross proceeds															$ 10,400,000					$ 15,200,000					$ 6,900,000	$ 5,900,000					$ 7,200,000
Number of shares of common stock for each capital unit																		1					1						1					1				1
Term of warrants																			5 years					5 years						5 years					5 years					7 months		5 years
Number of common stock purchase warrants for each capital unit																			0.5					0.5						1					1					1		1
Exercise price of warrants (in dollars per share)	$ 22.96	$ 22.96														$ 9.52	$ 9.52		$ 9.52	$ 13.44	$ 13.44	$ 13.44		$ 13.44			$ 22.82	$ 22.82		$ 19.95		$ 19.95	$ 19.95		$ 22.82		$ 7			$ 7		$ 7			$ 9.8	$ 9.8				$ 59.08	$ 59.08	$ 49	$ 49
Period from which warrants or rights are exercisable																			6 months						9 months					6 months					6 months					6 months		6 months
Warrants outstanding	1,973,427	1,973,427														544,117	544,117				594,514	594,513					101,785	101,785				100,714	100,714				98,893							98,893	14,285	14,285				151,773	151,773	367,347	367,347
Transaction date fair value												6,800,000	100,000	700,000					3,500,000					5,100,000	2,800,000					1,000,000					1,300,000							600,000
Risk free interest rate (as a percent)												4.58%							1.74%											2.39%					2.55%							2.69%
Expected volatility (as a percent)												85.00%							99.00%											90.00%					90.00%							90.00%
Expected dividend yield (as a percent)												0.00%							0.00%											0.00%					0.00%							0.00%
Contractual life												6 years 10 months 17 days							5 years											5 years					5 years							5 years
Net proceeds															9,300,000			6,800,000	2,500,000	14,000,000			8,900,000	3,300,000	1,800,000	5,400,000			4,500,000	900,000	6,500,000			5,600,000	900,000				2,900,000									4,900,000	1,000,000
Underwriting discounts and commissions and other fees and expenses															1,100,000
Net proceeds per share (in dollars per share/warrant/unit)																		$ 6.23	$ 4.62				$ 7.49	$ 5.53	$ 3.01				$ 13.51	$ 9.03				$ 13.65	$ 9.24
Number of common shares that can be acquired upon exercise of each warrant																														0.3					0.25					0.625		0.1838805
Number of additional units that can be acquired upon exercise of right												151,773													594,513
Proceeds from exercise of warrants																																									2,500,000		43,266
Stock issued upon exercise of warrants (in shares)					374,038			3,233																																			6,181
Number of common shares committed to be purchased																																															583,513
Value of common shares committed to be purchased																																															60,000,000
Period over which common shares are committed to be purchased																																															3 years
Shares sold (in shares)			215,755	1,088,235	742,857	571,429	607,095	61,510	779	76,984	38,111																																					402,704	179,289
Closing price of stock (in dollars per share)													$ 4.13	$ 10.29
Change in value of warrants													$ (600,000)	$ 300,000

Stockholders' Equity (Details 4) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2003	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Mar. 31, 2003	Mar. 31, 2002	Mar. 31, 2000	Sep. 30, 2012	Sep. 30, 2012 April 2006 stock issuance	Dec. 31, 2011 April 2006 stock issuance	Sep. 30, 2012 February 2007 stock issuance	Dec. 31, 2011 February 2007 stock issuance	Sep. 30, 2012 December 2007 CEFF	Dec. 31, 2011 December 2007 CEFF	Dec. 31, 2011 July 2009 Series II stock issuance	Sep. 30, 2012 January 2010 stock issuance, one	Dec. 31, 2011 January 2010 stock issuance, one	Sep. 30, 2012 January 2010 stock issuance, two	Dec. 31, 2011 January 2010 stock issuance, two	Sep. 30, 2012 October 2010 stock issuance	Dec. 31, 2011 October 2010 stock issuance	Oct. 07, 2010 October 2010 stock issuance	Sep. 30, 2012 July 2011 stock issuance	Dec. 31, 2011 July 2011 stock issuance
Warrants outstanding
Warrants outstanding		1,973,427						1,973,427	367,347	367,347	151,773	151,773	14,285	14,285	98,893	101,785	101,785	100,714	100,714	594,514	594,513		544,117	544,117
Weighted Average Exercise Price (in dollars per share)		$ 22.96						$ 22.96	$ 49	$ 49	$ 59.08	$ 59.08	$ 9.8	$ 9.8	$ 7	$ 22.82	$ 22.82	$ 19.95	$ 19.95	$ 13.44	$ 13.44	$ 13.44	$ 9.52	$ 9.52
Exercise of Stock Options
Stock option exercised (in shares)		948	24,902
Proceeds from exercise of stock options	$ 115,000	$ 3,000	$ 77,000	$ 163,000	$ 12,000	$ 106,000	$ 40,000

Stock-Based Compensation Arrangements (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stock-based compensation
Vesting period	4 years
Percentage of the award vesting one year from the date of grant	0.25
Period for vesting of one-fourth award	1 year
Percentage of the award vesting each month after one year	0.0208
Percentage of the award vesting each month		0.0208
Executive officers | Minimum
Stock-based compensation
Vesting period		3 years
Executive officers | Maximum
Stock-based compensation
Vesting period		5 years

Stock-Based Compensation Arrangements (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-based compensation
Stock-based compensation costs before income taxes	$ 76,000	$ 221,000	$ 287,000	$ 677,000	$ 882,000	$ 1,746,000	$ 810,000
Discontinued operations
Stock-based compensation
Stock-based compensation costs before income taxes	1,000	11,000	36,000	32,000	42,000	51,000	55,000
Research and development
Stock-based compensation
Stock-based compensation costs before income taxes	16,000	39,000	49,000	130,000	171,000	351,000	271,000
Selling, general and administrative
Stock-based compensation
Stock-based compensation costs before income taxes					$ 669,000	$ 1,344,000	$ 484,000

Stock-Based Compensation Arrangements (Details 3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012	May 23, 2012	May 14, 2008
Stock-based compensation
Number of shares reserved for issuance										10,000,000	5,200,000
Number of shares reserved for issuance before amendment										5,200,000	3,000,000
Compensation cost	$ 76,000	$ 221,000	$ 287,000	$ 677,000	$ 882,000	$ 1,746,000	$ 810,000
Cash proceeds			48,000	3,000	3,000		7,000	173,000	221,000
Number of options outstanding
Exercised (in shares)					(948)	(24,902)
Stock options
Stock-based compensation
Weighted average grant-date fair value (in dollars per share)			$ 2.52	$ 8.05	$ 8.05	$ 9.8	$ 2.73
Total remaining unrecognized compensation cost					500,000			500,000
Weighted-average remaining requisite service period of recognition of unrecognized compensation cost					2 years 10 months 17 days
Cash proceeds			48,000	3,000	3,000	100,000	7,000
Total intrinsic value of options exercised					1,000	200,000	11,000
Number of options outstanding
Options outstanding at the beginning of the period (in shares)			502,249	498,562	498,562	478,554
Granted (in shares)			33,571	28,500	28,500	86,758
Exercised (in shares)			(15,438)	(948)	(948)	(24,901)	(2,454)
Cancelled / forfeited (in shares)			(39,970)		(23,865)	(41,849)
Options outstanding at the end of the period (in shares)	480,415		480,415		502,249	498,562	478,554	502,249	480,415
Unvested at the end of the period (in shares)	77,607		77,607		90,237			90,237	77,607
Vested and exercisable at the end of the period (in shares)	402,808		402,808		412,012			412,012	402,808
Weighted average exercise price
Options outstanding at the beginning of the period (in dollars per share)			$ 26.11	$ 27.72	$ 27.72	$ 29.47
Granted (in dollars per share)			$ 3.29		$ 10.64	$ 12.74
Exercised (in dollars per share)			$ 3.06		$ 2.87	$ 3.01
Cancelled / forfeited (in dollars per share)			$ 20.03		$ 40.53	$ 31.78
Options outstanding at the end of the period (in dollars per share)	$ 25.76		$ 25.76		$ 26.11	$ 27.72	$ 29.47	$ 26.11	$ 25.76
Unvested at the end of the period (in dollars per share)	$ 9		$ 9		$ 12.11			$ 12.11	$ 9
Vested and exercisable at the end of the period (in dollars per share)	$ 28.99		$ 28.99		$ 29.19			$ 29.19	$ 28.99
Weighted average remaining contractual term
Options outstanding			5 years 10 months 2 days		6 years 5 months 8 days	7 years 2 months 19 days	7 years 9 months 4 days
Unvested at the end of the period			8 years 8 months 1 day		8 years 9 months
Vested and exercisable at the end of the period			5 years 3 months 18 days		5 years 11 months 5 days
Aggregate intrinsic value
Options outstanding	212,000		212,000		140,000	938,000	698,000	140,000	212,000
Unvested at the end of the period	36,000		36,000		3,000			3,000	36,000
Vested and exercisable at the end of the period	176,000		176,000		136,000			136,000	176,000
Stock options | Employees and directors
Stock-based compensation
Grant date fair value					200,000	600,000	100,000
Compensation cost					$ 24,000	$ 50,000	$ 28,000
Weighted average grant-date fair value (in dollars per share)					$ 8.05	$ 9.8	$ 2.73
Number of options outstanding
Granted (in shares)					28,500	100,000	32,000

Stock-Based Compensation Arrangements (Details 4) (USD $)	12 Months Ended
Dec. 31, 2011
Stock-based compensation
Number outstanding (in shares)	502,249
Number exercisable (in shares)	412,012
$2.03 - $13.86
Stock-based compensation
Low end of the range (in dollars per share)	$ 2.03
High end of the range (in dollars per share)	$ 13.86
Number outstanding (in shares)	217,130
Weighted Average remaining contractual life	7 years 9 months 7 days
Number exercisable (in shares)	144,770
$15.05 - $34.65
Stock-based compensation
Low end of the range (in dollars per share)	$ 15.05
High end of the range (in dollars per share)	$ 34.65
Number outstanding (in shares)	53,983
Weighted Average remaining contractual life	7 years 1 month 24 days
Number exercisable (in shares)	36,713
$36.82 - $40.67
Stock-based compensation
Low end of the range (in dollars per share)	$ 36.82
High end of the range (in dollars per share)	$ 40.67
Number outstanding (in shares)	72,602
Weighted Average remaining contractual life	5 years 9 months 25 days
Number exercisable (in shares)	71,996
$44.10 - $48.65
Stock-based compensation
Low end of the range (in dollars per share)	$ 44.1
High end of the range (in dollars per share)	$ 48.65
Number outstanding (in shares)	127,320
Weighted Average remaining contractual life	4 years 6 months 25 days
Number exercisable (in shares)	127,319
$54.60 - $105.00
Stock-based compensation
Low end of the range (in dollars per share)	$ 54.6
High end of the range (in dollars per share)	$ 105
Number outstanding (in shares)	31,214
Weighted Average remaining contractual life	4 years 11 months 5 days
Number exercisable (in shares)	31,214

Stock-Based Compensation Arrangements (Details 5) (USD $)	9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2009 Stock options	Jun. 30, 2009 Stock options	Sep. 30, 2012 Stock options security	Sep. 30, 2011 Stock options	Dec. 31, 2011 Stock options item	Dec. 31, 2010 Stock options	Dec. 31, 2009 Stock options	Sep. 30, 2011 Stock options Minimum	Dec. 31, 2011 Stock options Minimum	Dec. 31, 2010 Stock options Minimum	Dec. 31, 2009 Stock options Minimum	Sep. 30, 2012 Stock options Minimum	Sep. 30, 2011 Stock options Maximum	Dec. 31, 2011 Stock options Maximum	Dec. 31, 2010 Stock options Maximum	Dec. 31, 2009 Stock options Maximum	Sep. 30, 2012 Stock options Maximum	Nov. 30, 2008 Restricted Stock	Sep. 30, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Dec. 31, 2011 Restricted Stock Units	Nov. 30, 2008 Restricted Stock Units	Mar. 31, 2012 Restricted Stock Units	Sep. 30, 2012 Restricted Stock Units	Dec. 31, 2011 Restricted Stock Units	Dec. 31, 2010 Restricted Stock Units	Dec. 31, 2008 Restricted Stock Units
Fair value of the stock options granted calculated using Black-Scholes option-pricing model assumptions
Expected term										6 years					5 years	5 years	5 years	9 months		6 years	6 years	6 years	5 years
Risk free interest rate (as a percent)										0.95%					1.47%	1.47%	1.64%	0.33%		2.29%	2.29%	2.96%	0.84%
Volatility (as a percent)										98.00%					93.00%	93.00%	90.00%	65.00%		99.00%	99.00%	102.00%	169.00%
Dividends (as a percent)												0.00%	0.00%	0.00%
Resulting weighted average grant fair value (in dollars per share)										$ 2.52	$ 8.05	$ 8.05	$ 9.8	$ 2.73
Stock based compensation, additional disclosures
Forfeiture rate (as a percent)																0.00%			0.00%		50.00%			30.00%
Income (expense) recognized due to revision of forfeiture rate												$ (38,000)	$ (500,000)	$ 500,000
Number of Federal Reserve securities whose weighted average is used for calculation of weighted average risk-free interest rate										2		2
Cash proceeds	48,000	3,000	3,000		7,000	173,000	221,000			48,000	3,000	3,000	100,000	7,000
Exercised (in shares)			(948)	(24,902)						(15,438)	(948)	(948)	(24,901)	(2,454)
Post termination period for exercise of vested options before modification of plan												30 days
Post termination period for exercise of vested options												9 months
Stock-based compensation expense recorded due to plan modification								300,000	300,000
Percentage of the award vesting one year from the date of grant			0.25							0.25															0.25
Period for vesting of one-fourth award			1 year							1 year															1 year
Percentage of the award vesting each month after one year			0.0208							0.0208															0.0208
Total remaining unrecognized compensation cost																											$ 3,000		$ 100,000				$ 100,000
Weighted-average remaining requisite service period of recognition of unrecognized compensation cost												2 years 10 months 17 days															10 months 17 days						2 years 9 months 11 days
Vesting period			4 years							4 years																				4 years		3 years	3 years		4 years
Nonvested activity
Non-vested at the beginning of the period (in shares)																										1,632	3,418	5,204			36,463	36,463	5,142	7,812
Granted (in shares)																									7,142				34,000	13,100	12,281	12,281	34,000
Vested (in shares)																										(1,341)	(1,786)	(1,786)				(2,010)	(2,679)	(2,670)
Non-vested at the end of the period (in shares)																										291	1,632	3,418	36,463			39,830	36,463	5,142
Weighted Average Grant Date Value Per Share
Non-vested at the beginning of the period (in dollars per share)																										$ 3.08	$ 3.08	$ 3.08			$ 5.6	$ 5.6	$ 3.08	$ 3.08
Granted (in dollars per share)																																$ 3.85	$ 5.81
Vested (in dollars per share)																										$ 3.08	$ 3.08	$ 3.08				$ 3.08	$ 3.08	$ 3.08
Non-vested at the end of the period (in dollars per share)																										$ 3.08	$ 3.08	$ 3.08	$ 5.6			$ 5.32	$ 5.6	$ 3.08

Restructuring (Details) (USD $)	12 Months Ended		185 Months Ended	194 Months Ended
	Dec. 31, 2010	Dec. 31, 2009 item	Dec. 31, 2011	Sep. 30, 2012
Restructuring
Number of positions by which the workforce was reduced		51
Accelerated depreciation		$ 200,000
Surrender fee due to termination of lease		366,000	2,634,000	2,634,000
Reconciliation of provisions
Balance at the beginning of the period	1,062,000
Cash payments	(1,104,000)
Adjustments for lease-related deferred expenses and liabilities	42,000
Balance at the end of the period	0	1,062,000
Employee severance
Restructuring
Severance payments		400,000
Lease restructuring charges
Restructuring
Accelerated depreciation		200,000
Surrender fee due to termination of lease		100,000
Reconciliation of provisions
Balance at the beginning of the period	1,062,000
Cash payments	(1,104,000)
Adjustments for lease-related deferred expenses and liabilities	42,000
Balance at the end of the period	$ 0	$ 1,062,000

Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plan
Employee benefit plans
Contribution made by the entity under the pension plan	$ 100,000	$ 200,000	$ 200,000
401 (k) Plan
Employee benefit plans
Matching contribution by employer as a percentage of the employee's deferral	100.00%
Matching contribution by employer as a percentage of U.S. employee's qualifying compensation	6.00%
Statutorily prescribed annual limit of contributions made by an employee before attaining specified age	16,500
Statutorily prescribed annual limit of contributions made by an employee after attaining specified age	22,000
Specified age limit of employees for calculation of statutorily prescribed annual limit of contribution	50
Contribution made by the entity under the 401(k) Plan	$ 100,000	$ 100,000	$ 100,000

Taxes (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012
Net loss from continuing operations before taxes:
Domestic					$ 904,000	$ (3,533,000)	$ (1,464,000)
Foreign					(16,072,000)	(12,014,000)	(17,505,000)
Loss from continuing operations before taxes	(3,572,000)	(3,403,000)	(10,040,000)	(11,524,000)	(15,168,000)	(15,547,000)	(18,969,000)	(259,277,000)	(269,317,000)
Loss from discontinued operations before taxes:
Domestic					(640,000)	(1,131,000)	(1,549,000)
Loss from discontinued operations before taxes					(640,000)	(1,131,000)	(1,549,000)
Total loss before taxes:
Domestic					264,000	(4,664,000)	(3,013,000)
Foreign					(16,072,000)	(12,014,000)	(17,505,000)
Loss before taxes					(15,808,000)	(16,678,000)	(20,518,000)
Benefit for income taxes
Current - domestic						(10,000)	(12,000)
Current - foreign					565,000	667,000	960,000
Current - total	419,000	126,000	714,000	443,000	565,000	657,000	948,000	18,444,000	19,158,000
Research and development | U.K
Taxes
Income tax credits					$ 600,000	$ 700,000	$ 900,000	$ 600,000

Taxes (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012
Reconciliation of the (benefit) provision for income taxes
Loss before taxes					$ (15,808,000)	$ (16,678,000)	$ (20,518,000)
Income tax expense computed at statutory federal tax rate					(5,375,000)	(5,672,000)	(6,976,000)
State income tax (net of federal benefit)						7,000	8,000
Disallowed expenses and non-taxable income					(141,000)	(490,000)	(773,000)
Loss surrendered to generate R&D credit					1,372,000	1,605,000	2,322,000
Additional research and development tax relief					(2,260,000)	(793,000)	(1,185,000)
Change in valuation allowance					3,170,000	3,984,000	4,605,000
Research and development tax credit rate difference						132,000	237,000
Foreign items, including change in tax rates					2,669,000	570,000	814,000
Current - total	(419,000)	(126,000)	(714,000)	(443,000)	(565,000)	(657,000)	(948,000)	(18,444,000)	(19,158,000)
Significant components of the entity's deferred tax assets
Net operating loss carryforwards					43,870,000	43,056,000		43,870,000
Depreciation, amortization and impairment of property and equipment					1,772,000	1,925,000		1,772,000
Stock Options					1,372,000	1,228,000		1,372,000
Accrued Expenses					3,435,000	3,778,000		3,435,000
Other					96,000	89,000		96,000
Translation adjustment					249,000	(2,452,000)		249,000
Deferred Tax Assets					50,794,000	47,624,000		50,794,000
Valuation allowance for deferred tax assets					(50,794,000)	(47,624,000)		(50,794,000)
Net deferred taxes					0	0		0
Accumulated tax losses					148,274,000	132,521,000		148,274,000
Federal and foreign
Taxes
NOLs carryforward					$ 166,900,000	$ 147,700,000		$ 166,900,000

Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		8 Months Ended	9 Months Ended			12 Months Ended														185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 1997	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2003	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Mar. 31, 2003	Mar. 31, 2002	Mar. 31, 2001	Mar. 31, 2000	Mar. 31, 1999	Mar. 31, 1998	Dec. 31, 2011	Sep. 30, 2012
Geographic information
Revenue	$ 38			$ 64			$ 0	$ 112	$ 1												$ 6,748	$ 6,812
Net loss	(1,890)	(3,445)	(290)	(8,422)	(11,585)	(14,977)	(15,243)	(16,021)	(19,570)	(40,386)	(24,053)	(29,258)	(18,048)	(22,742)	(15,542)	(14,853)	(10,382)	(5,686)	(3,964)	(2,534)	(253,549)	(261,971)
Total Assets	20,526			20,526			25,998	31,459													25,998	20,526
Long Lived Assets, net	140			140			167	408													167	140
United States
Geographic information
Net loss							(75)	(4,662)	(3,007)
Total Assets							20,715	30,055													20,715
Long Lived Assets, net							45	161													45
United States | Continuing operations
Geographic information
Net loss							565	(3,531)	(1,458)
Total Assets							20,402	29,743													20,402
Long Lived Assets, net							45	161													45
United States | Discontinued operations
Geographic information
Net loss							(640)	(1,131)	(1,549)
Total Assets							313	312													313
United Kingdom
Geographic information
Revenue								112	1
Net loss							(15,168)	(11,359)	(16,563)
Total Assets							5,283	1,404													5,283
Long Lived Assets, net							$ 122	$ 247													$ 122

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 17,837	$ 24,449
Prepaid expenses and other current assets	1,235	1,069
Current assets of discontinued operations	881	313
Total current assets	19,953	25,831
Property, plant and equipment (net)	140	167
Long-term assets of discontinued operations	433
Total assets	20,526	25,998
Current liabilities:
Accounts payable	1,642	1,717
Accrued liabilities and other current liabilities	4,127	4,183
Economic rights	1,070	71
Other liabilities measured at fair value	20	71
Current liabilities of discontinued operations	438	527
Total current liabilities	7,297	6,498
Total liabilities	7,297	6,498
Stockholders' equity:
Preferred stock, $0.001 par value; 5,000,000 shares authorized at December 31, 2011 and September 30, 2012; 1,213,142 shares issued and outstanding at December 31, 2011 and September 30, 2012. Aggregate preference in liquidation of $13,708,505 and $14,254,419 at December 31, 2011 and September 30, 2012, respectively	1	1
Common stock, $0.001 par value; 100,000,000 shares authorized at December 31, 2011 and September 30, 2012; 7,745,779 and 8,434,292 shares issued and outstanding at December 31, 2011 and September 30, 2012, respectively	8	8
Additional paid-in capital	278,655	276,498
Accumulated other comprehensive loss	51	57
Deficit accumulated during the development stage	(265,486)	(257,064)
Total stockholders' equity	13,229	19,500
Total liabilities and stockholders' equity	$ 20,526	$ 25,998

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	1,213,142	1,213,142	1,213,142
Preferred stock, shares outstanding	1,213,142	1,213,142	1,213,142
Preferred stock, liquidation preference value (in dollars)	$ 14,254,419	$ 13,708,505	$ 13,344,562
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	8,434,292	7,745,780	6,652,131
Common stock, shares outstanding	8,434,292	7,745,780	6,652,131

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2012
Revenues:
Collaboration and research and development revenue			$ 3,100
Grant revenue	38	64	3,712
Total revenues	38	64	6,812
Operating expenses:
Research and development	1,532	4,596	190,395
General and administrative	2,028	5,917	86,748
Goodwill and intangible impairment			2,747
Other restructuring costs			2,634
Total operating expenses	3,560	10,513	282,524
Operating loss	(3,522)	(10,449)	(275,712)
Other income (expense):
Costs associated with aborted 2004 IPO			(3,550)
Payment under guarantee			(1,652)
Change in valuation of Economic Rights	(63)	27	27
Change in valuation of other liabilities measured at fair value	1	51	6,378
Foreign exchange (losses)/gains	6	237	(4,060)
Interest income	5	17	13,742
Interest expense			(4,567)
Other income	1	77	77
Total other (expense) income, net	(50)	409	6,395
Loss from continuing operations before taxes	(3,572)	(10,040)	(269,317)
Income tax benefit	419	714	19,158
Net loss from continuing operations	(3,153)	(9,326)	(250,159)
Discontinued operations:
Loss from discontinued operations	1,263	904	(11,812)
Net loss	(1,890)	(8,422)	(261,971)
Dividends on preferred ordinary shares			(38,123)
Deemed dividend on convertible exchangeable preferred shares			(3,515)
Dividend on convertible exchangeable preferred shares	(182)	(546)	(4,203)
Net loss applicable to common shareholders	$ (2,072)	$ (8,968)	$ (307,812)
Net loss per share, continuing operations
Basic and diluted (in dollars per share)	$ (0.4)	$ (1.2)
Net income (loss) per share, discontinued operations
Basic and diluted (in dollars per share)	$ 0.15	$ 0.11
Net loss per share - basic and diluted (in dollars per share)	$ (0.25)	$ (1.09)
Weighted average common shares outstanding (in shares)	8,429,269	8,227,721

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS
Loss from discontinued operations, tax, periods presented	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Comprehensive loss	$ (1,917)	$ (3,435)	$ (8,428)	$ (11,567)	$ (261,920)

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Cash flows from operating activities:
Net loss	$ (8,422)	$ (261,971)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of interest on notes payable, net of amortization of debt premium		100
Amortization of investment premiums, net		(2,297)
Change in valuation of Economic Rights	(27)	(27)
Change in valuation of other liabilities measured at fair value	(51)	(6,378)
Depreciation	45	12,600
Amortization of intangible assets		886
Fixed asset impairment		221
Unrealized foreign exchange loss		7,747
Deferred revenue		(98)
Compensation for warrants issued to non-employees		1,215
Shares issued for IP rights		446
(Gain) loss on disposal of property, plant and equipment	(62)	38
Goodwill and intangibles impairment		7,934
Stock based compensation	287	19,310
Provision for restructuring		1,779
Amortization of issuance costs of Preferred Ordinary "C" shares		2,517
Transaction costs on sale of Economic Rights	33	33
Gain on termination of distribution agreement	(1,192)	(1,192)
Changes in operating assets and liabilities:
Prepaid expenses, inventory and other current assets	25	(33)
Accounts payable, accrued liabilities and other current liabilities	(220)	(5,533)
Net cash used in operating activities	(9,584)	(222,703)
Investing activities:
Purchase of ALIGN		(3,763)
Purchase of property, plant and equipment	(12)	(8,849)
Proceeds from sale of property, plant and equipment	62	225
Purchase of short-term investments		(156,657)
Redemptions of short-term investments, net of maturities		162,729
Net cash provided by (used in) investing activities	50	(6,315)
Financing activities:
Payment of capital lease obligations		(3,719)
Proceeds from issuance of ordinary and preferred ordinary shares, net of issuance costs		121,678
Proceeds from issuance of common stock, warrants and economic rights, net of issuance costs	2,886	94,557
Proceeds from the exercise of stock options and warrants, net of issuance costs	48	221
Payment of preferred stock dividend		(1,898)
Repayment of government loan		(455)
Government loan received		414
Loan received from Cyclacel Group Plc		9,103
Proceeds of committable loan notes issued from shareholders		8,883
Loans received from shareholders		1,645
Cash and cash equivalents assumed on stock purchase		17,915
Costs associated with stock purchase		(1,951)
Net cash provided by financing activities	2,934	246,393
Effect of exchange rate changes on cash and cash equivalents	(12)	462
Net (decrease) increase in cash and cash equivalents	(6,612)	17,837
Cash and cash equivalents, beginning of period	24,449
Cash and cash equivalents, end of period	17,837	17,837
Cash received during the period for:
Interest	10	11,756
Taxes	556	18,763
Cash paid during the period for:
Interest		(1,914)
Schedule of non-cash transactions:
Acquisitions of equipment purchased through capital leases		3,470
Issuance of common shares in connection with license agreements		592
Issuance of ordinary shares on conversion of bridging loan		1,638
Issuance of preferred ordinary "C" shares on conversion of secured convertible loan notes and accrued interest		8,893
Issuance of ordinary shares in lieu of cash bonus		164
Issuance of other long term payable on ALIGN acquisition		$ 1,122

NATURE OF OPERATIONS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization of the Company
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

1.                                      NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Nature of Operations

Cyclacel Pharmaceuticals, Inc. (‘‘Cyclacel’’ or the ‘‘Company’’) is a development-stage biopharmaceutical company dedicated to the development and commercialization of novel, mechanism-targeted drugs to treat human cancers and other serious diseases. Cyclacel’s strategy is to build a diversified biopharmaceutical business focused in hematology and oncology based on a development pipeline of novel drug candidates.

Cyclacel’s clinical development priorities are focused on sapacitabine, an orally available, cell cycle modulating nucleoside analogue.

Sapacitabine is being evaluated in the SEAMLESS Phase 3 trial being conducted under a Special Protocol Assessment (“SPA”) agreement with the US Food and Drug Administration (“FDA”) for the front-line treatment of acute myeloid leukemia (“AML”) in the elderly and in Phase 2 studies for AML, myelodysplastic syndromes (“MDS”), non-small cell lung cancer (“NSCLC”) and chronic lymphocytic leukemia. Sapacitabine is also being evaluated in a Phase1/2 study in combination with seliciclib, our second clinical candidate.

The Company has ongoing clinical programs with seliciclib in NSCLC and nasopharyngeal cancer (“NPC”) and once data becomes available and is reviewed, the Company will determine the feasibility of pursuing further development and/or partnering these assets.

In addition, until September 30, 2012 the Company marketed directly in the United States Xclair® Cream for radiation dermatitis and Numoisyn® Liquid and Numoisyn® Lozenges for xerostomia pursuant to a distribution agreement with Sinclair Pharmaceuticals Limited (“Sinclair”). On August 10, 2012, the Company entered into an agreement with Sinclair to terminate these distribution agreements, effective September 30, 2012. See Recent Developments below and Note 3 — Discontinued Operations for further details.

As a development stage enterprise, substantially all efforts of the Company to date have been devoted to performing research and development, conducting clinical trials, developing and acquiring intellectual property, raising capital and recruiting and training personnel. The Company currently anticipates that its cash and cash equivalents of approximately $17.8 million as of September 30, 2012 are sufficient to meet its anticipated short-term working capital needs and to fund its on-going sapacitabine clinical trials for at least the next twelve months. However, the Company cannot be certain that it will be able to raise sufficient funds to complete the development and commercialize any of its product candidates currently in clinical development, should they succeed.

Basis of Presentation

The condensed consolidated balance sheet as of September 30, 2012, the condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2012 and 2011, the condensed consolidated statement of cash flows for the nine months ended September 30, 2012 and 2011 and the condensed consolidated statement of operations, comprehensive loss and cash flows for the period from August 13, 1996 (inception) to September 30, 2012, and all related disclosures contained in the accompanying notes are unaudited. The condensed consolidated balance sheet as of December 31, 2011 is derived from the audited consolidated financial statements included in the 2011 Annual Report on Form 10-K filed with the Securities and Exchange Commission (“SEC”). The condensed consolidated financial statements are presented on the basis of accounting principles that are generally accepted in the United States (“GAAP”) for interim financial information and in accordance with the rules and regulations of the SEC. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States for a complete set of financial statements. In the opinion of management, all adjustments, which include normal recurring adjustments necessary to present fairly the condensed consolidated balance sheet as of September 30, 2012, and the results of operations, comprehensive loss for the three and nine months ended September 30, 2012 and 2011 and for the period from August 13, 1996 (inception) to September 30, 2012, and the consolidated statements of cash flows for the nine months ended September 30, 2012 and 2011 and for the period from August 13, 1996 (inception) to September 30, 2012, have been made. The interim results for the three months ended September 30, 2012 are not necessarily indicative of the results to be expected for the year ending December 31, 2012 or for any other year. Certain prior period amounts have been reclassified to conform to current period presentation. The condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the accompanying notes for the year ended December 31, 2011, included in the Company’s Annual Report on Form 10-K filed with the SEC.

Recent Developments

Reverse Stock Split

On August 24, 2012, the Company effected a 1-for-7 reverse stock split of its shares of common stock in order to increase the per share trading price of the Company’s shares of common stock to satisfy the $1.00 minimum bid price requirement for continued listing on the NASDAQ Global Market. The Company received notification from NASDAQ that as of September 11, 2012, the Company evidenced a closing bid price of its common stock price in excess of the $1.00 minimum requirement for at least 10 consecutive trading days. Accordingly, the Company has regained compliance with Listing Rule 5450(a)(1). All share and per share information presented in this Form 10-Q gives effect to the reverse stock split.

Termination and Settlement Agreement

On August 10, 2012, the Company entered into an agreement with Sinclair to terminate, effective September 30, 2012, the distribution agreements relating to the promotion and sale of Xclair®, Numoisyn® Lozenges and Numoisyn® Liquid. The termination agreement includes a minimum royalty arrangement based on future net revenues, under which Sinclair will pay the Company a minimum of approximately $1.0 million in quarterly installments over the three years ending on September 30, 2015. The operating results associated with the promotion and sale of Xclair®, Numoisyn® Liquid and Numoisyn® Lozenges are classified within Income (loss) from discontinued operations, net of tax in the consolidated statements of operations for all periods presented, and the associated assets and liabilities are classified within current assets of discontinued operations, long-term assets of discontinued operations, and current liabilities of discontinued operations, as appropriate, in the condensed consolidated balance sheets for all applicable periods presented. See Note 3 — Discontinued Operations for further details.

Preferred Stock Dividend

On September 12, 2012, the Company’s Board of Directors decided not to declare a quarterly cash dividend on the Company’s 6% Convertible Exchangeable Preferred Stock (“Preferred Stock”) with respect to the third quarter of 2012 that would have otherwise been payable on November 1, 2012.

Subsequent Developments

On December 31, 2012, the Company entered into a Securities Exchange Agreement with Tang Capital Partners, LP (“Tang”), pursuant to which the Company agreed to issue 631,561 shares of its common stock to Tang in exchange for Tang’s delivery to the Company of 351,990 shares of the Company’s 6% Exchangeable Convertible Preferred Stock. The terms were determined by arms-length negotiations between the parties and the shares of common stock were issued in reliance on the exemption from registration contained in Section 3(a)(9) of the Securities Act for securities exchanged by the issuer and an existing security holder where no commission or other remuneration is paid or given directly or indirectly by the issuer for soliciting such exchange. This transaction settled on January 2, 2013, after which a total of 861,152 shares of Preferred Stock remain outstanding.

Stock Purchase Agreement

On December 14, 2012, the Company entered into a common stock purchase agreement with Aspire Capital Fund, LLC (“Aspire”). Upon execution of the Purchase Agreement, Aspire purchased 158,982 shares of common stock for an aggregate purchase price of $1.0 million based the closing price of the Company’s common stock December 13, 2012, the date upon which the business terms were agreed.  Under the terms of the Purchase Agreement, Aspire has committed to purchase up to an additional 1,454,787 shares from time to time as directed by the Company over the next two years at prices derived from the market prices on or near the date of each sale.  However, such commitment is limited to an additional $19.0 million of share purchases.  In consideration for entering into the Purchase Agreement, concurrent with the execution of the Purchase Agreement, the Company issued to 74,548 shares of its common stock to Aspire for no consideration.

Grant Award

In November 2012, the Company was awarded a grant of approximately $1.9 million from the UK Government’s Biomedical Catalyst to complete an Investigational New Drug (“IND”) directed preclinical development of CYC065, a novel orally available, second generation, CDK inhibitor.

1                                         Organization of the Company

Cyclacel Pharmaceuticals, Inc. (‘‘Cyclacel’’ or the ‘‘Company’’) is a development-stage biopharmaceutical company dedicated to the development and commercialization of novel, mechanism-targeted drugs to treat human cancers and other serious diseases. Cyclacel’s strategy is to build a diversified biopharmaceutical business focused in hematology and oncology based on a portfolio of commercial products and a development pipeline of novel drug candidates.

Cyclacel’s clinical development priorities are focused on sapacitabine in the following indications:

·                  Acute myeloid leukemia, or AML in the elderly;

·                  Myelodysplastic syndromes, or MDS; and

·                  Non-small cell lung cancer or NSCLC.

On January 11, 2011, the Company opened enrollment of the SEAMLESS pivotal Phase 3 trial for the Company’s sapacitabine oral capsules as a front-line treatment of elderly patients aged 70 years or older with newly diagnosed AML who are not candidates for intensive induction chemotherapy under a Special Protocol Assessment, or SPA, reached with the U.S. Food & Drug Administration, or FDA.

The Company has ongoing clinical programs in development awaiting further data. Once data becomes available and is reviewed, will determine the feasibility of pursuing further development and/or partnering these assets, including sapacitabine in combination with seliciclib and seliciclib in NSCLC and nasopharyngeal cancer, or NPC. In addition, we marketed directly in the United States Xclair® Cream for radiation dermatitis and Numoisyn® Liquid and Numoisyn® Lozenges for xerostomia. However, the distribution agreements for the promotion and sale of these products were terminated effective September 30, 2012. As a development stage enterprise, substantially all efforts of the Company to date have been devoted to performing research and development, conducting clinical trials, developing and acquiring intellectual property, raising capital and recruiting and training personnel.

Capital Resources

The Company’s existing capital is not sufficient to complete the development and commercialization of any of its product candidates.

Basis of Presentation

The accompanying consolidated financial statements as of December 31, 2010 and 2011, and for each of the three years in the period ended December 31, 2011 and for the period from August 13, 1996 (inception) to December 31, 2011, have been prepared in accordance with accounting principles generally accepted in the United States, or U.S. GAAP. The consolidated financial statements include the financial statements of Cyclacel Pharmaceuticals, Inc. and all of the Company’s wholly owned subsidiaries. All intercompany balances and transactions have been eliminated.

Developments

Reverse Stock Split

On August 24, 2012, the Company effected a 1-for-7 reverse stock split of its shares of common stock in order to increase the per share trading price of the Company’s shares of common stock to satisfy the $1.00 minimum bid price requirement for continued listing on the NASDAQ Global Market. The Company received notification from NASDAQ that as of September 11, 2012, the Company evidenced a closing bid price of its common stock price in excess of the $1.00 minimum requirement for at least 10 consecutive trading days. Accordingly, the Company has regained compliance with Listing Rule 5450(a)(1). All share and per share information presented gives effect to the reverse stock split.

Termination and Settlement Agreement

On August 10, 2012, the Company entered into an agreement with Sinclair to terminate, effective September 30, 2012, the distribution agreements relating to the promotion and sale of Xclair®, Numoisyn® Lozenges and Numoisyn® Liquid. The termination agreement includes a minimum royalty arrangement based on future net revenues, under which Sinclair will pay the Company a minimum of approximately $1.0 million in quarterly installments over the three years ending on September 30, 2015. The operating results associated with the promotion and sale of Xclair®, Numoisyn® Liquid and Numoisyn® Lozenges are classified within Income (loss) from discontinued operations, net of tax in the consolidated statements of operations for all periods presented, and the associated assets and liabilities are classified within current assets of discontinued operations and current liabilities of discontinued operations, as appropriate, in the condensed consolidated balance sheets for all applicable periods presented. See Note 3 — Discontinued Operations for further details.

Recent Accounting Pronouncement

During the first quarter of 2012, the Company adopted the accounting standard update regarding the presentation of comprehensive income. This update was issued to increase the prominence of items reported in other comprehensive income. The update requires that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements and requires retrospective application of this standard. In connection with the adoption of this standard, the consolidated financial statements include a separate statement of comprehensive income.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries for the indicated periods. All significant intercompany transactions and balances have been eliminated.

Use of Estimates

The preparation of financial statements in accordance with United States GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Critical estimates include estimated levels of product returns, and inputs used to determine stock-based compensation expense and the fair value of financial instruments, such as Economic Rights and other liabilities measured at fair value. Cyclacel reviews its estimates on an ongoing basis. The estimates are based on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results may differ from these estimates.

Cash and Cash Equivalents

Cash equivalents are stated at cost, which is substantially the same as fair value. The Company considers all highly liquid investments with an original maturity of three months or less at the time of initial purchase to be cash equivalents. The objectives of the Company’s cash management policy are to safeguard and preserve funds, to maintain liquidity sufficient to meet Cyclacel’s cash flow requirements and to attain a market rate of return. Cash and cash equivalents includes cash, money market funds and commercial paper.

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities, Economic Rights, and other liabilities measured at fair value. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their respective fair values due to the nature of the accounts, notably their short maturities. Economic Rights and other liabilities measured at fair value employ applicable inputs as described in “Note 4 - Fair Value Measurements”.

Revenue Recognition

Collaboration, research and development, and grant revenue

Certain of the Company’s revenues are earned from collaborative agreements. The Company recognizes revenue when persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the fee is fixed or determinable; and collectability is reasonably assured. Determination of whether these criteria have been met is based on management’s judgments regarding the nature of the research performed, the substance of the milestones met relative to those the Company must still perform, and the collectability of any related fees. Should changes in conditions cause management to determine these criteria are not met for certain future transactions, revenue recognized for any reporting period could be adversely affected. The Company had no such collaboration revenues for the three and nine months ended September 30, 2011 and 2012.

Research and development revenues, which are earned under agreements with third parties for contract research and development activities, are recorded as the related services are performed. Milestone payments are non-refundable and recognized as revenue when earned, as evidenced by achievement of the specified milestones and the absence of ongoing performance obligations. Any amounts received in advance of performance are recorded as deferred revenue. None of the revenues previously recognized are refundable if the relevant research effort is not successful. The Company had no such research and development revenue for the three and nine months ended September 30, 2011 and 2012.

Grant revenues from government agencies and private research foundations are recognized as the related qualified research and development costs are incurred, up to the limit of the prior approval funding amounts. All grants earned and received are not refundable. The Company had deferred grant revenue of approximately $10,000, which is included in accrued liabilities and other current liabilities, as of September 30, 2012.  The Company had no such deferred revenue at December 31, 2011.

Clinical Trial Accounting

Data management and monitoring of the Company’s clinical trials are performed with the assistance of contract research organizations (“CROs”) or clinical research associates (“CRAs”) in accordance with the Company’s standard operating procedures. Typically, CROs and some CRAs bill monthly for services performed, and others bill based upon milestones achieved. For outstanding amounts, the Company accrues unbilled clinical trial expenses based on estimates of the level of services performed each period. Costs of setting up clinical trial sites for participation in the trials are expensed immediately as research and development expenses. Clinical trial costs related to patient enrollment are accrued as patients are entered into the trial and any initial payment made to the clinical trial site is recognized upon execution of the clinical trial agreements and expensed as research and development expenses.

Research and Development Expenditures

Research and development expenses consist primarily of costs associated with developing the Company’s product candidates, including upfront fees and milestones paid to parties from whom the Company licenses certain intellectual property, compensation and other expenses for research and development personnel, supplies and development materials, costs for consultants and related contract research, facility costs, amortization of purchased technology and depreciation. Expenditures relating to research and development are expensed as incurred.

Foreign currency and currency translation

Transactions that are denominated in a foreign currency are remeasured into the functional currency at the current exchange rate on the date of the transaction. Any foreign currency-denominated monetary assets and liabilities are subsequently remeasured at current exchange rates, with gains or losses recognized as foreign exchange (losses)/gains in the statement of operations.

The assets and liabilities of the Company’s international subsidiary are translated from its functional currency into United States dollars at exchange rates prevailing at the balance sheet date.  Average rates of exchange during the period are used to translate the statement of operations, while historical rates of exchange are used to translate any equity transactions.

Translation adjustments arising on consolidation due to differences between average rates and balance sheet rates, as well as unrealized foreign exchange gains or losses arising from remeasurement of foreign-currency denominated intercompany loans that are of a long-term-investment nature, are recorded in other comprehensive income.

Fair Value Measurements

Inputs used to determine fair value of financial and non-financial assets and liabilities are categorized using a fair value hierarchy that prioritizes observable and unobservable inputs into three broad levels, from Level 1, for quoted prices (unadjusted) in active markets for identical assets or liabilities, to Level 3, for unobservable inputs (see Note 4 - Fair Value Measurements). Management reviews the categorization of fair value inputs on a periodic basis and may determine that it is necessary to transfer an input from one level of the fair value hierarchy to another based on changes in events or circumstances, such as a change in the observability of an input. Any such transfer will be recognized at the end of the reporting period.

Income Taxes

The Company accounts for income taxes under the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. The Company’s management has established a full valuation allowance against its deferred tax assets based on the determination that it is not more likely than not that the Company will recognize the benefits of those assets.

The Company applies the guidance codified in ASC 740, “Income taxes” (“ASC 740”) related to accounting for uncertainty in income taxes. ASC 740 specifies the accounting for uncertainty in income taxes recognized in a company’s financial statements by prescribing a minimum probability threshold a tax position is required to meet before being recognized in the financial statements.

The Company records income tax benefits related to research and development tax credits, which will be claimed from H. M. Revenue & Customs, the United Kingdom’s taxation and customs authority, with respect to qualifying research and development costs incurred in the same accounting period.

Stock-based Compensation

The Company grants stock options, restricted stock units and restricted stock to officers, employees and directors under the Amended and Restated Equity Incentive Plan (“2006 Plan”), which was approved on March 16, 2006, as amended on May 21, 2007, and subsequently amended and restated on April 14, 2008.  The Company has granted various types of awards under the 2006 Plan, which is described more fully in Note 7 - Stock-Based Compensation Arrangements. The Company accounts for these awards under ASC 718, “Compensation — Stock Compensation” (“ASC 718”).

ASC 718 requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation over the requisite service period for awards expected to vest. The fair value of restricted stock and restricted stock units is determined based on the number of awards granted and the quoted price of the Company’s common stock on the date of grant. The determination of grant-date fair value for stock option awards is estimated using the Black-Scholes model, which includes variables such as the expected volatility of the Company’s share price, the anticipated exercise behavior of its employees, interest rates, and dividend yields. These variables are projected based on the Company’s historical data, experience, and other factors. Changes in any of these variables could result in material adjustments to the expense recognized for share-based payments. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line attribution method. The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from current estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised.  The Company considers many factors when estimating expected forfeitures, including type of awards granted employee class, and historical experience.  Actual results and future estimates may differ substantially from current estimates.

Segments

The Company has determined its reportable segments in accordance with ASC 280, “Segment Reporting” (“ASC 280”) and related disclosures about products, services, geographic areas and major customers.  After considering its business activities and geographic reach, the Company has concluded that it operates in just one operating segment being the discovery, development and commercialization of novel, mechanism-targeted drugs to treat cancer and other serious disorders, with development operations in two geographic areas, namely the United States and the United Kingdom.

Net Loss per Common Share

The Company calculates net loss per common share in accordance with ASC Topic 260, “Earnings Per Share” (“ASC 260”). Basic and diluted net loss per common share was determined by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period. All share and per share information presented gives effect to the reverse stock split, which occurred on August 24, 2012. The Company’s potentially dilutive shares, which include outstanding common stock options, restricted stock, restricted stock units, convertible preferred stock, and common stock warrants, have not been included in the computation of diluted net loss per share for all periods as the result would be anti-dilutive.

	September 30, 2011	September 30, 2012
Stock options	447,025	480,415
Unvested restricted stock and restricted stock units	9,671	40,121
Convertible preferred stock	73,747	73,747
Contingently issuable common stock and common stock warrants associated with Economic Rights	—	435,187
Common stock warrants	834,800	1,973,431
Total shares excluded from calculation	1,365,243	3,002,901

Comprehensive Income (Loss)

In accordance with ASC 220, “Comprehensive Income” (“ASC 220”) all components of comprehensive income (loss), including net income (loss), are reported in the financial statements in the period in which they are recognized. ASC 220 defines comprehensive income (loss) as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments, are reported, net of any related tax effect, to arrive at comprehensive income (loss). No taxes were recognized in relation to items of other comprehensive income.

2                                         Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Critical estimates include product returns reserve percentages and inputs used to determine stock-based compensation expense and fair value of financial instruments, such as warrants and other derivatives. Cyclacel reviews its estimates on an ongoing basis. The estimates are based on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results may differ from these estimates. Cyclacel believes the judgments and estimates required by the following accounting policies to be significant in the preparation of the Company’s consolidated financial statements.

Concentration of Credit Risk and Other Risks and Uncertainties

All of the Company’s product revenues, which relate to the promotion and sales of the of Xclair®, Numoisyn® Liquid and Numoisyn® Lozenges, have been classified within loss from discontinued operations , net of tax, in the consolidated statement of operations for all periods presented.  During the years ended December 31, 2009, 2010 and 2011, approximately 86%, 87% and 89%, respectively, of the Company’s product sales in the United States were to three wholesalers: Cardinal Health, Inc., McKesson Corporation and AmerisourceBergen. As of December 31, 2009, 2010 and 2011, these three wholesalers accounted for 98%, 99% and 97%, respectively, of the Company’s trade accounts receivable (which are reported as a component of current assets of discontinued operations).

Drug candidates developed by the Company typically will require approvals or clearances from the FDA or other international regulatory agencies prior to commercialize sales. There can be no assurance that the Company’s drug candidates will receive any of the required approvals or clearances. If the Company was denied approval or clearance or such approval was delayed, or is unable to obtain the necessary financing to complete development and approval, it may have a material adverse impact on the Company.

Foreign currency and currency translation

Transactions that are denominated in a foreign currency are remeasured into the functional currency at the current exchange rate on the date of the transaction. Any foreign currency-denominated monetary assets and liabilities are subsequently remeasured at current exchange rates, with gains or losses recognized as foreign exchange (losses)/gains in the statement of operations.

The assets and liabilities of the Company’s international subsidiary are translated from its functional currency into United States dollars at exchange rates prevailing at the balance sheet date. Average rates of exchange during the period are used to translate the statement of operations, while historical rates of exchange are used to translate any equity transactions.

Translation adjustments arising on consolidation due to differences between average rates and balance sheet rates, as well as unrealized foreign exchange gains or losses arising from translation of intercompany loans that are of a long-term-investment nature, are recorded in other comprehensive income.

Segments

After considering its business activities and geographic reach, the Company has concluded that it operates in just one operating segment being the discovery, development and commercialization of novel, mechanism-targeted drugs to treat cancer and other serious disorders, with development operations in two geographic areas, namely the United States and the United Kingdom.

Cash and Cash Equivalents

Cash equivalents are stated at cost, which is substantially the same as fair value. The Company considers all highly liquid investments with an original maturity of three months or less at the time of initial purchase to be cash equivalents. The objectives of the Company’s cash management policy are to safeguard and preserve funds, to maintain liquidity sufficient to meet Cyclacel’s cash flow requirements and to attain a market rate of return.

Trade Accounts Receivable and Allowance for Doubtful Accounts

An allowance for doubtful accounts is provided, as necessary, on trade receivables based on their respective aging categories and historical collection experience, taking into consideration the type of payer, historical and projected collection outcomes, and current economic and business conditions that could affect the collectability of the Company’s receivables. The allowance for doubtful accounts is reviewed, at a minimum, on a quarterly basis. Changes in the allowance for doubtful accounts are recorded as an adjustment to bad debt expense and reported within loss from discontinued operations, net of tax. Material revisions to reserve estimates may result from adverse changes in collection experience. The Company writes off accounts against the allowance for doubtful accounts when reasonable collection efforts have been unsuccessful and it is likely the receivable will not be recovered.

Trade accounts receivable are included in current assets of discontinued operations on the consolidated balance sheet and were $0.1 million at both December 31, 2010 and 2011. All trade accounts receivable were deemed collectible as of December 31, 2010 and 2011.

Inventory

Cyclacel values inventories at the lower of cost or market value. The Company determines cost using the first-in, first-out method. As of December 31, 2010 and 2011, all inventories were classified as finished goods and are included in current assets of discontinued operations. The Company analyzes its inventory levels at least quarterly to identify any items that may expire prior to sale, inventory that has a cost basis in excess of net realizable value, or inventory in excess of expected sales requirements. The determination of whether or not inventory costs will be realizable requires estimates by the Company’s management. A critical input in this determination is future expected inventory requirements, based on sales forecasts. The Company writes down the value of inventory to the extent that inventory is expected to expire before being sold. During 2009, the Company wrote-down approximately $0.1 million of inventory, based upon current inventory levels, expiration dates, and future sales. This amount was recorded within loss from discontinued operation, net of tax on the consolidated statement of operations. There were no such write-downs during the years ended December 31, 2010 and December 31, 2011.

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities, common stock warrants and other derivatives. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their respective fair values due to the nature of the accounts, notably their short maturities. Warrants and other derivatives are measured at fair value using applicable inputs as described in Note 6, Fair Value.

Property, Plant and Equipment

Property, plant and equipment is stated at cost and depreciated on a straight-line basis over the estimated useful lives of the related assets, which are generally three to five years. Amortization of leasehold improvements is computed using the straight-line method over the shorter of the remaining lease term or the estimated useful life of the related assets, currently between five and fifteen years. Upon sale or retirement of assets, the costs and related accumulated depreciation and amortization are removed from the balance sheet and the resulting gain or loss on sale is reflected as a component of operating income or loss. Expenditures for maintenance and repairs are charged to operating expenses as incurred.

During 2009 and 2010, the Company sold fixed assets related to the closed Cambridge facility totaling $0.1 million and approximately $28,000, respectively. The Company sold fixed assets totaling approximately $6,000 during the year ended December 31, 2011.

Impairment of Long-lived Assets

The Company reviews property, plant and equipment for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company assesses the recoverability of the potentially affected long-lived assets by determining whether the carrying value of such assets can be recovered through undiscounted future operating cash flows.

Impairment, if any, is measured as the amount by which the carrying amount of a long-lived asset (or asset group) exceeds its fair value.

Measurement of fair value is determined using the income-based valuation methodology. The income —based valuation approach measures the fair value of an asset (or asset group) by calculating the present value of the future expected cash flows to be derived from that asset, from the perspective of a market participant. Such cash flows are discounted using a rate of return that incorporates the risk-free rate for the use of funds, the expected rate of inflation and risks associated with using the asset. If the carrying amount of a long-lived asset exceeds its fair value, an impairment loss is recognized.

Revenue Recognition

Product sales

Revenue from product sales relate to operations that have been discontinued. Accordingly, such revenue has been reported as a component of loss from discontinued operations, net of tax on the consolidated statements of operations. The Company recognizes revenue from product sales when persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the selling price is fixed or determinable; and collectability is reasonably assured.

The Company offers a general right of return on these product sales, and has considered the guidance in ASC 605-15, “Revenue Recognition -Products” (“ASC 605-15”) and ASC 605 — 10 “Revenue Recognition - Overall” (“ASC 605-10”). Under these guidelines, the Company accounts for all product sales using the “sell-through” method. Under the sell-through method, revenue is not recognized upon shipment of product to distributors. Instead, the Company records deferred revenue at gross invoice sales price less 5% of the current wholesale acquisition price in accordance with our returns policy and deferred cost of sales at the cost at which those goods were held in inventory. The Company recognizes revenue when such inventory is sold through to pharmacies. To estimate product sold through to pharmacies, the Company relies on third-party information, including information obtained from significant distributors with respect to their inventory levels and sell-through to pharmacies. The Company also estimates its provision for returned products based on historical returns for each product and this provision is charged against revenues and reported in loss from discontinued operations. During 2010, the Company recorded $0.2 million of product returns due to a higher than anticipated amount of returns related to expiring product. Since the first quarter of 2010, the Company’s supplier increased the product shelf-life of Xclair® cream from two to three years to assist in the management of the product supply chain. Numoisyn® Liquid and Numoisyn® Lozenges have product shelf lives of three and five years, respectively.

Collaboration, research and development, and grant revenue

Certain of the Company’s revenues are earned from collaborative agreements. The Company recognizes revenue when persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the fee is fixed or determinable; and collectability is reasonably assured. Determination of whether these criteria have been met is based on management’s judgments regarding the nature of the research performed, the substance of the milestones met relative to those the Company must still perform, and the collectability of any related fees. Should changes in conditions cause management to determine these criteria are not met for certain future transactions, revenue recognized for any reporting period could be adversely affected.

Research and development revenues, which are earned under agreements with third parties for contract research and development activities, are recorded as the related services are performed. Milestone payments are non-refundable and recognized as revenue when earned, as evidenced by achievement of the specified milestones and the absence of ongoing performance obligations. Any amounts received in advance of performance are recorded as deferred revenue. None of the revenues recognized to date are refundable if the relevant research effort is not successful.

Grant revenues from government agencies and private research foundations are recognized as the related qualified research and development costs are incurred, up to the limit of the prior approval funding amounts. Grant revenues are not refundable.

Clinical Trial Accounting

Data management and monitoring of the Company’s clinical trials are performed with the assistance of contract research organizations (‘‘CROs’’) or clinical research associates (‘‘CRAs’’) in accordance with the Company’s standard operating procedures. Typically, CROs and some CRAs bill monthly for services performed, and others bill based upon milestones achieved. For outstanding amounts, the Company accrues unbilled clinical trial expenses based on estimates of the level of services performed each period. Costs of setting up clinical trial sites for participation in the trials are expensed immediately as research and development expenses. Clinical trial costs related to patient enrollment are accrued as patients are entered into the trial and any initial payment made to the clinical trial site is recognized upon execution of the clinical trial agreements and expensed as research and development expenses.

Research and Development Expenditures

Research and development expenses consist primarily of costs associated with the Company’s product candidates, upfront fees, milestones, compensation and other expenses for research and development personnel, supplies and development materials, costs for consultants and related contract research, facility costs and depreciation. Expenditures relating to research and development are expensed as incurred.

Patent Costs

Patent prosecution costs are charged to operations as incurred as recoverability of such expenditure is uncertain.

Leased Assets

The costs of operating leases are charged to operations on a straight-line basis over the lease term.

The Company treats a lease as a capital lease when the Company enters into a lease which entails taking substantially all the risks and rewards of ownership of an asset. The asset is recorded in the balance sheet and is depreciated in accordance with the aforementioned depreciation policies. The capital elements of future lease payments are recorded as liabilities and the interest is charged to operations over the period of the lease.

Income Taxes

The Company accounts for income taxes under the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for uncertain positions taken in its tax return in accordance with ASC 740 “Income taxes” (“ASC 740”). ASC 740 specifies the accounting for uncertainty in income taxes recognized in a company’s financial statements by prescribing a minimum probability threshold a tax position is required to meet before being recognized in the financial statements.

Credit is taken in the accounting period for research and development tax credits, which will be claimed from H. M. Revenue & Customs, the United Kingdom’s taxation and customs authority, in respect of qualifying research and development costs incurred in the same accounting period.

Net Loss Per Common Share

The Company calculates net loss per common share in accordance with ASC 260 “Earnings Per Share” (“ASC 260”). Basic and diluted net loss per common share was determined by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period. The Company’s potentially dilutive shares, which include outstanding common stock options, restricted stock, restricted stock units, convertible preferred stock and common stock warrants, have not been included in the computation of diluted net loss per share for all periods as the result would be anti-dilutive.

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Stock options	478,554	498,562	502,249
Restricted Stock and Restricted Stock Units	13,021	8,555	38,089
Convertible preferred stock	124,426	73,747	73,747
Common stock issuable to Kingsbridge	46,943	—	—
Options issued in connection with the October 2010 financing	—	891,771	—
Common stock warrants	1,006,338	1,429,313	1,973,431
Total shares excluded from calculation	1,669,282	2,901,948	2,587,516

Derivative Instruments

The accounting for derivatives requires significant judgments and estimates in determining the fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. The use of different assumptions may have a material effect on the estimated fair value amount and the Company’s results of operations.

Inputs used to determine fair value of financial and non-financial assets and liabilities are categorized using a fair value hierarchy that prioritizes observable and unobservable inputs into three broad levels, from Level 1, which is the most reliable, to Level 3, which is the least reliable (see “Note 6 — Fair Value”). Management reviews the categorization of fair value inputs on a periodic basis and may determine that it is necessary to transfer an input from one level of the fair value hierarchy to another based on changes in events or circumstances, such as a change in the observability of an input. Any such transfer will be recognized at the end of the reporting period.

Stock-based Compensation

The Company grants stock options, restricted stock units and restricted stock to officers, employees and directors under the Amended and Restated Equity Incentive Plan (“2006 Plan”), which was approved on March 16, 2006, as amended on May 21, 2007, and subsequently amended and restated on April 14, 2008. The Company has granted various types of awards under the 2006 Plan, which are described more fully in Note 11 - “Stock-Based Compensation Arrangements”. The Company accounts for these awards under ASC 718 “Compensation — Stock Compensation” (“ASC 718”).

ASC 718 requires measurement of compensation cost for all stock-based awards at fair value on date of grant and recognition of compensation over the requisite service period for awards expected to vest. The fair value of restricted stock and restricted stock units is determined based on the number of shares granted and the quoted price of the Company’s common stock on the date of grant. The determination of grant-date fair value for stock option awards is estimated using the Black-Scholes model, which includes variables such as the expected volatility of our share price, the anticipated exercise behavior of our employees, interest rates, and dividend yields. These variables are projected based on our historical data, experience, and other factors. Changes in any of these variables could result in material adjustments to the expense recognized for share-based payments. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line attribution method. The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from current estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including type of awards granted, employee class, and historical experience. Actual results and future estimates may differ substantially from current estimates.

Comprehensive Income (Loss)

In accordance with ASC 220, “Comprehensive Income” (“ASC 220”) all components of comprehensive income (loss), including net income (loss), are reported in the financial statements in the period in which they are recognized. Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments, are reported, net of any related tax effect, to arrive at comprehensive income (loss). No taxes were recorded on items of other comprehensive income.

Recent accounting pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) FASB issued Accounting Standards Update (“ASU”) 2011-11 which amends the guidance in ASC 210, Balance Sheet (ASC 210). The ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. We do not expect the adoption of this guidance to have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, which amends the guidance on fair value measurement in ASC 820 to converge the fair value measurement and disclosure requirements under GAAP and International Financial Reporting Standards (“IFRS”) fair value measurement and disclosure requirements. The amendments change the wording used to describe the requirements for measuring fair value, changes certain fair value measurement principles and enhances disclosure requirements. This guidance is effective for annual periods beginning after December 15, 2011, applied prospectively. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Discontinued Operations
DISCONTINUED OPERATIONS

3.                                      DISCONTINUED OPERATIONS

On August 10, 2012, the Company entered into an agreement with Sinclair to terminate, effective September 30, 2012, the distribution agreements relating to the promotion and sale of Xclair®, Numoisyn® Lozenges and Numoisyn® Liquid.

Product revenue, cost of goods sold and selling, general and administrative costs related to the promotion and sales of the of Xclair®, Numoisyn® Liquid and Numoisyn® Lozenges have been reclassified from operating results from continuing operations to income (loss) from discontinued operations in the consolidated statement of operations for all periods presented as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,		Period from August 13, 1996 (inception) to September 30,
	2011	2012	2011	2012	2012
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Product revenue	$164	$302	$524	$583	$3,604
Cost of goods sold	(95)	(110)	(273)	(293)	(2,045)
Selling, general and administrative	(237)	(121)	(755)	(578)	(9,266)
Goodwill and intangible impairment	—	—	—	—	(5,187)
Interest expense	—	—	—	—	(110)
Gain on termination of distribution agreements	—	1,192	—	1,192	1,192
Income (loss) from discontinued operations, net of tax of $0 for all periods presented	(168)	1,263	(504)	904	(11,812)

The approximately $0.9 million present value of the estimated $1.0 million of minimum royalty payments the Company will receive over the next three years ending September 30, 2015 arising from the termination and settlement agreement and the recognition of approximately $0.3 million associated with a $0.3 million product returns provision liability for which an offsetting asset has been recorded based on our rights under the termination and settlement agreement result in a $1.2 million gain on termination of the distribution agreements for the three and nine months ended September 30, 2012.

The assets and liabilities associated with product promotion and sale have been classified within assets and liabilities of discontinued operations in the accompanying consolidated balance sheets:

	December 31, 2011	September 30, 2012
	(Unaudited)	(Unaudited)
Current assets of discontinued operations:
Inventory	$182	$—
Short term portion of minimum royalty arrangement receivable, net	—	423
Returns indemnification receivable	—	336
Accounts receivable	131	122
Total current assets of discontinued operations	313	881
Long-term assets of discontinued operations:
Long-term portion of minimum royalty arrangement receivable, net	—	433
Total assets of discontinued operations	313	1,314

Current liabilities of discontinued operations:
Accounts payable	$46	$—
Returns provision	202	336
Accrued liabilities and other current liabilities	279	102
Total current liabilities of discontinued operations	$527	$438

3                                         Discontinued Operations

On August 10, 2012, the Company entered into an agreement with Sinclair to terminate, effective September 30, 2012, the distribution agreements relating to the promotion and sale of Xclair®, Numoisyn® Lozenges and Numoisyn® Liquid.

Product revenue, cost of goods sold and selling, general and administrative costs related to the promotion and sales of the of Xclair®, Numoisyn® Liquid and Numoisyn® Lozenges have been reclassified from operating results from continuing operations to loss from discontinued operations in the consolidated statement of operations for all periods presented as follows:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011	Period from August 13, 1996 (inception) to December 31, 2011
Product revenue	$910	$574	$699	$3,021
Cost of goods sold	(545)	(418)	(360)	(1,752)
Selling, general and administrative	(1,907)	(1,287)	(979)	(8,688)
Goodwill and intangible impairment	—	—	—	(5,187)
Interest expense	(7)	—	—	(110)
Loss from discontinued operations, net of tax	$(1,549)	$(1,131)	$(640)	$(12,716)

The assets and liabilities associated with product promotion and sale have been classified within assets and liabilities of discontinued operations in the accompanying consolidated balance sheets:

	December 31, 2010	December 31, 2011
Current assets of discontinued operations:
Inventory	$174	$182
Accounts receivable	138	131
Total current assets of discontinued operations	$312	$313

Current liabilities of discontinued operations:
Accounts payable	$133	$46
Returns provision	268	202
Accrued liabilities and other current liabilities	110	279
Total current liabilities of discontinued operations	$511	$527

FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value
FAIR VALUE MEASUREMENTS

4.                                      FAIR VALUE MEASUREMENTS

As defined in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, ASC 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

·                  Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

·                  Level 2: Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

·                  Level 3: Unobservable inputs that are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

The fair value of the Company’s financial assets and liabilities that are measured on a recurring basis were determined using the following inputs as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
ASSETS
Cash equivalents	19,894	—	—	19,894
Total assets	19,894	—	—	19,894

LIABILITIES
Other liabilities measured at fair value:
Warrants liability	—	—	51	51
Scottish Enterprise agreement	—	—	20	20
Other liabilities measured at fair value	—	—	71	71
Total liabilities	—	—	71	71

The fair value of the Company’s financial assets and liabilities that are measured on a recurring basis were determined using the following inputs as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
ASSETS
Cash equivalents	—	14,592	—
Total assets	—	14,592	—

LIABILITIES
Economic rights	—	—	1,070	1,070
Other liabilities measured at fair value:
Warrants liability	—	—	—	—
Scottish Enterprise agreement	—	—	20	20
Other liabilities measured at fair value	—	—	20	20
Total liabilities	—	—	1,090	1,090

The following table reconciles the beginning and ending balances of Level 3 inputs for the nine months ended September 30, 2012:

Level 3
$000
Balance as of December 31, 2011	71
Sale of Economic Rights	1,097
Change in valuation of Economic Rights	(27)
Change in valuation of warrants liability	(51)
Balance as of September 30, 2012	1,090

Economic Rights

On March 22, 2012, the Company entered into a financing agreement with certain existing institutional stockholders.  Under the terms of the agreement, investors received contractual rights to receive cash equal to 10% of any future litigation settlement related to the specified intellectual property, subject to a cap.  In certain defined situations, the Company may have to issue either additional common shares or warrants (Collectively, the “Economic Rights”).

The Economic Rights are accounted for as a derivative financial instrument under ASC 815, Derivative financial instruments (“ASC 815”), and are measured at fair value. Changes in fair value are recognized in earnings.  The fair value of the Economic Rights has been estimated using a decision-tree analysis method.  This is an income-based method that incorporates the expected benefits, costs and probabilities of contingent outcomes under varying scenarios.  Each scenario within the decision-tree is discounted to the present value using the company’s credit adjusted risk-free rate and ascribed a weighted probability to determine the fair value.

The Company has concluded the fair value of this liability was approximately $1.1 million as of September 30, 2012, respectively.  The fair value of the Economic Rights increased approximately $0.1  million and decreased $27,000 for the three months and nine months ended September 30, 2012, respectively. Decreases and increases in the valuation of Economic Rights are recognized in the consolidated statement of operations as gains and losses, respectively.

The most significant inputs in estimating the fair value of this liability are:

(i)        The Company’s credit adjusted risk-free rate, which has been derived from the observable returns on debt for more developed pharmaceuticals companies, adjusted for the Company’s risk profile.

(ii)       The amount of the return to the investors, which will vary depending on:

a.                          The outcome of the litigation, including consideration of whether the litigation may be resolved in a jury trial or settled out of court;

b.                          The amount of the settlement or award, which the Company has estimated predominantly based on observable royalty rates arising from the settlement of other cases of intellectual property litigation; and

c.                           The form of the settlement or award.

(iii)      The projected timing of the cash flows to the investors, which could vary between several months to several years depending upon whether the litigation is settled, when the court may decide the case, whether any appeal is made on any court decision and the form of any settlement or award.

(iv)      The number of contingent warrants that could be issued, which is based on a formula.

The decision-tree analysis model used to calculate the fair value of the derivative requires the probability of alternative scenarios to be determined at a series of decision points.  Each scenario may contain more than one decision point resulting in further scenarios.  Therefore, the probability estimates made by management at each decision point are a significant input to the valuation model.

All of these inputs are unobservable inputs, which have an interrelated effect on the fair value of the derivative.  It is not possible to evaluate the impact on the fair value of each factor in combination.  However, generally the fair value of the derivative liability will increase, (i) the higher the value of the expected settlement or award, (ii) the lower the discount rate employed and (iii) the more likely it is that a settlement or award will be made.  The fair value of the derivative liability will decrease if the timing of settlement is delayed, the expected settlement decreases, or anticipated litigation costs increase.  The impact on the fair value of the derivative liability related to the probability of whether the litigation is settled prior to the court hearing or whether a settlement award is made by the court and the form of the settlement will depend on the other factors above and cannot be estimated in isolation.

The decision-tree analysis model has been performed by valuation specialists, based on inputs provided by the Company and other sources. At each reporting period, the inputs to the model will be evaluated to determine whether any adjustments are appropriate, and to reflect changes in the time value of the expected cash flows.

The Company used the following assumptions to calculate the value of the Economic Rights:

	March 22,	September 30,
	2012	2012
Probability of unsuccessful/successful outcomes	25% - 75%	25% - 75%
Amount of award or settlement (1)	$10.0 million - $20.0 million	$10.0 million - $20.0 million
Discount rate	16%	16%
Timing of cash flows	0.75 – 2.27 years	0.25 – 1.77 years
Royalty rate	6%	6%
Litigation expenses	$1.0 million – $3.0 million	$1.0 million – $3.0 million

(1)                     Assumptions take into consideration the cap on the amount that the Company would have to pay investors in the event of an award or settlement.

Other Liabilities Measured at Fair Value

Warrants Liability

The Company issued warrants to purchase shares of common stock under the registered direct financing completed in February 2007.  These warrants are being accounted for as a liability in accordance with ASC 815.  At the date of the transaction, the fair value of the warrants of $6.8 million was determined utilizing the Black-Scholes option pricing model utilizing the following assumptions: risk free interest rate — 4.68%, expected volatility — 85%, expected dividend yield — 0%, and a remaining contractual life of 7 years. As of September 30, 2012, the fair value of the warrants is nil based on the high exercise price of the warrants relative to the Company’s stock price at September 30, 2012 and the term of 1.38 years. The fair value of the warrant is remeasured each reporting period, with a gain or loss recognized in the consolidated statement of operations. Such gains or losses will continue to be reported until the warrants are exercised or expired. The Company used the Black-Scholes option-pricing model to value the warrants.

The Company recognized the change in the value of warrants as a gain on the consolidated statement of operations of $0.4 million and approximately $1,000 for the three months ended September 30, 2011 and 2012, respectively. The Company recognized a gain of $0.6 million and approximately $51,000 for the nine months ended September 30, 2011 and 2012, respectively.

Scottish Enterprise Agreement

On June 22, 2009, the Company amended the Agreement with Scottish Enterprise (“SE”) (the “Amendment”), in order to allow the Company to implement a reduction of the Company’s research operations located in Scotland in exchange for the parties’ agreement to modify the payment terms of the Agreement in the principal amount of £5 million (approximately $8.0 million at December 31, 2009), which SE had previously entered into with the Company. The Agreement provided for repayment of up to £5 million in the event the Company significantly reduced its Scottish research operations. Pursuant to the terms of the Amendment, in association with Cyclacel’s material reduction in staff at its Scottish research facility, the parties agreed to a modified payment of £1 million (approximately $1.7 million at June 22, 2009) payable in two equal tranches. On July 1, 2009, the first installment of £0.5 million (approximately $0.8 million) was paid and the remaining amount of £0.5 million (approximately $0.8 million) was paid on January 6, 2010.  In addition, should a further reduction below current minimum staff levels be effectuated before July 2014 without SE’s prior consent, the Company may be obligated to pay up to £4 million to SE, which will be calculated as a maximum of £4 million (approximately $6.2 million at December 31, 2011 and $6.5 million at September 30, 2012) less the market value of the shares held by SE at the time staffing levels in Scotland fall below the prescribed minimum levels. If the Company were to have reduced staffing levels below the prescribed levels, the amount potentially payable to SE would have been approximately £3.8 million (approximately $5.9 million) and approximately £3.8 million (approximately $6.2 million) at December 31, 2011 and September 30, 2012, respectively.

This arrangement is accounted for as a liability under ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”), and is measured at fair value. Changes in fair value are recognized in earnings.  Due to the nature of the associated contingency and the likelihood of occurrence, the Company has concluded the fair value of this liability was approximately $20,000 at December 31, 2011 and September 30, 2012, respectively. The most significant inputs in estimating the fair value of this liability are the probabilities that staffing levels fall below the prescribed minimum and that the Company is unable or unwilling to replace such employees within the prescribed time period. At both December 31, 2011 and September 30, 2012, the Company used a scenario analysis model to arrive at the fair value of the Scottish Enterprise Agreement and assumed a 30% probability of falling below a minimum staffing level and a 1% probability that the occurrence of such an event would not be cured within the prescribed time period. At each reporting period, the inputs used to determine the fair value of the liability will be evaluated to determine whether adjustments are appropriate. Changes in the value of this liability are recorded in the consolidated statement of operations.

6                                         Fair Value

Fair value measurements

As defined in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, ASC 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

·                  Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

·                  Level 2: Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

·                  Level 3: Unobservable inputs that are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considering counterparty credit risk in its measurement of fair value.

The fair value of the Company’s financial assets and liabilities that are measured on a recurring basis were determined using the following inputs as of December 31, 2011:

	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
Cash equivalents	19,894	—	—	19,894
Warrants liability	—	—	51	51
Other derivatives	—	—	20	20
Total	19,894		71	19,965

Warrants Liability

The Company issued warrants to purchase shares of common stock under the registered direct financing completed in February 2007. These warrants are being accounted for as a liability in accordance with ASC 815. At the date of the transaction, the fair value of the warrants of $6.8 million was determined utilizing the Black-Scholes option pricing model utilizing the following assumptions: risk free interest rate — 4.68%, expected volatility — 85%, expected dividend yield — 0%, and a remaining contractual life of 7 years. The value of the warrant is being marked to market each reporting period as a derivative gain or loss on the consolidated statement of operations until exercised or expiration. The fair value of the warrants was $0.7 million and $51,000 at December 31, 2010 and 2011, respectively. The Company used the Black-Scholes option-pricing model with the following assumptions to value the warrants:

	December 31,
	2010	2011
Exercise price	$59.08	$59.08
Expected term	3.13 Yrs	2.13 Yrs
Risk free interest rate	1.02%	0.25%
Expected volatility	121%	106%
Expected dividend yield over expected term	—	—

During the year ended December 31, 2011, the Company recognized the change in the value of warrants of $0.6 million as income on the consolidated statement of operations. During each of the years ended December 31, 2010 and 2009, the Company recognized an expense of $0.3 million from the change in the value of warrants.

Other Derivatives

Scottish Enterprise Agreement

On June 22, 2009, the Company amended the Agreement with Scottish Enterprise (“SE”) (the “Amendment”), in order to allow the Company to implement a reduction of the Company’s research operations located in Scotland in exchange for the parties’ agreement to modify the payment terms of the Agreement in the principal amount of £5 million (approximately $8.0 million at December 31, 2009), which SE had previously entered into with the Company. The Agreement provided for repayment of up to £5 million in the event the Company significantly reduced its Scottish research operations. Pursuant to the terms of the Amendment, in association with Cyclacel’s material reduction in staff at its Scottish research facility, the parties agreed to a modified payment of £1 million (approximately $1.7 million at June 22, 2009) payable in two equal tranches. On July 1, 2009, the first installment of £0.5 million (approximately $0.8 million) was paid and the remaining amount of £0.5 million (approximately $0.8 million) was paid on January 6, 2010. In addition, should a further reduction below current minimum staff levels be effectuated before July 2014 without SE’s prior consent, the Company may be obligated to pay up to £4 million to SE, which will be calculated as a maximum of £4 million (approximately $6.2 million at December 31, 2011) less the market value of the shares held by SE at the time staffing levels in Scotland fall below the prescribed minimum levels. If the Company were to have reduced staffing levels below the prescribed levels as of December 31, 2011, the amount potentially payable to SE would have been approximately £3.8 million (approximately $5.9 million) based on the Company’s share price of $4.13 at December 31, 2011.

This arrangement is accounted for as a liability under ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and is measured at fair value. Changes in fair value are recognized in earnings. Due to the nature of the associated contingency and the likelihood of occurrence, the Company has concluded the fair value of this liability was approximately $20,000 at December 30, 2011. The most significant inputs in estimating the fair value of this liability are the probabilities that staffing levels fall below the prescribed minimum and that the Company is unable or unwilling to replace such employees within the prescribed time period. As of December 31, 2011, the Company has concluded that the probability of the combination of these events occurring is minimal. Changes in the value of derivatives are recorded in the consolidated statement of operations.

The following table reconciles the beginning and ending balance of fair value measurement using Level 3 inputs for the year ended December 31, 2011:

Level 3
$000
Balance as of December 31, 2010	680
Change in valuation of warrants liability	(629)
Change in valuation of derivative	20
Balance as of December 31, 2011	71

PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Prepaid Expenses and Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2011	September 30, 2012
	($000s)
Research and development tax credit receivable	541	732
Prepayments	317	318
Other current assets	211	185
Total prepaid expenses and other current assets	1,069	1,235

7                                         Prepaid Expenses and Other Current Assets

The following is a summary of prepaid expenses and other current assets at December 31, 2010 and 2011:

	December 31,
	2010	2011
	$000	$000
Research and development tax credit receivable	660	544
Prepayments	314	317
Other current assets	270	208
	1,244	1,069

ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued and Other Current Liabilities
ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES

6.                                      ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consisted of the following:

	December 31, 2011	September 30, 2012
	($000s)
Accrued research and development	3,471	3,335
Other current liabilities	712	792
	4,183	4,127

During the nine months ended September 30, 2012, the Company recorded out of period reversals of pre-clinical expense accruals of $0.4 million as a decrease to accrued liabilities and other current liabilities on the consolidated balance sheets and as a decrease to research and development expenses on the consolidated statements of operations.

9                                         Accrued and Other Current Liabilities

Accrued and other current liabilities consisted of the following:

	December 31,
	2010	2011
	$000	$000
Accrued research and development	2,793	3,471
Other current liabilities	961	712
	3,754	4,183

STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION

7.                                      STOCK BASED COMPENSATION

All share and per share information presented gives effect to the reverse stock split, which occurred on August 24, 2012.

Stock based compensation has been in the consolidated statement of operations for the three and six months ended September 30, 2011 and 2012 as shown in the following table:

	For the three months ended September 30,		For the nine months ended September 30,
	2011	2012	2011	2012
	($000s)
Research and development	39	16	130	49
General and administrative	171	59	515	202
Income (loss) from discontinued operations, net of tax	11	1	32	36
Stock-based compensation costs before income taxes	221	76	677	287

At the Company’s annual shareholder meeting on May 23, 2012, the stockholders approved and amended the number of shares reserved under the 2006 Plan to 10,000,000 shares of the Company’s common stock, up from 5,200,000 shares. Stock option awards granted under the 2006 Plan have a maximum life of 10 years and generally vest over a four-year period from the date of grant.

A summary of activity for the options under the Company’s 2006 Plan for the nine months ended September 30, 2012 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
				($000s)

Options outstanding at December 31, 2011	502,253	$26.11	6.44	140
Granted	33,571	$3.29
Exercised	(15,438)	$3.06
Expired	—	—
Cancelled / forfeited	(39,970)	$20.03
Options outstanding at September 30, 2012	480,416	$25.76	5.84	212
Unvested at September 30, 2012	77,607	$9.00	8.67	36
Vested and exercisable at September 30, 2012	402,809	$28.99	5.30	176

ASC 718 requires compensation expense associated with share-based awards to be recognized over the requisite service period, which for the Company is the period between the grant date and the date the award vests or becomes exercisable. Most of the awards granted by the Company (and still outstanding), vest ratably over four years, with 1/4 of the award vesting one year from the date of grant and 1/48 of the award vesting each month thereafter.  However, certain awards made to executive officers vest over three to five years, depending on the terms of their employment with the Company. In addition, recent awards made to rank-in-file employees vest ratably over three to four years, with 1/36 to 1/48 of the award vesting each month.

The Company estimates the grant date fair value of stock option awards using the Black-Scholes option-pricing model with the following assumptions for stock option grants to employees and directors for the nine months ended September 30, 2011 and 2012:

	For the nine months ended September 30,
	2011	2012
Expected term	5 — 6 yrs.	6 yrs.
Risk free interest rate	1.47 — 2.29%	0.95%
Expected volatility	93 — 99%	98%
Expected dividend yield over expected term	—	—
Resulting weighted average grant fair value	$8.05	$2.52

There were 28,500 and 33,571 options granted during the nine months ended September 30, 2011 and 2012, respectively. For grants made during the nine months ended September 30, 2011 and 2012, the expected term assumption was estimated using past history of early exercise behavior and estimated expectations of future exercise behavior. Starting with the December 2010 annual grants to the Company’s employees, the Company began to rely exclusively on its historical volatility as an input to the option pricing model as the Company’s management believes that this rate will be representative of future volatility over the expected term of the options. Prior to December 2010, because the Company had been publicly traded for a limited period, the expected volatility assumption was based on the historical volatility of peer companies over the expected term of the option awards.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. This analysis is evaluated quarterly and the forfeiture rate adjusted as necessary.  Ultimately, the actual expense recognized over the requisite service period is based on only those shares that vest.

Estimates of pre-vesting option forfeitures are based on the Company’s experience. For outstanding options, the Company uses a forfeiture rate of 0 — 30% depending on when and to whom the options are granted. The Company adjusts its estimate of forfeitures over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative adjustment in the period of change and may impact the amount of compensation expense to be recognized in future periods.

The weighted average risk-free interest rate represents interest rate for treasury constant maturities published by the Federal Reserve Board. If the term of available treasury constant maturity instruments is not equal to the expected term of an employee option, Cyclacel uses the weighted average of the two Federal Reserve securities closest to the expected term of the employee option.

During the nine months ended September 30, 2011, 948 stock options were exercised resulting in approximately $3,000 of cash proceeds to the Company.  During the nine months ended September 30, 2012, there were 15,438 stock options exercised totaling approximately $48,000 in proceeds. As the Company presently has tax loss carry forwards from prior periods and expects to incur tax losses during the year ended December 31, 2012, the Company is not able to benefit from the deduction for exercised stock options in the current reporting period.

Restricted Stock

In November 2008, the Company issued 7,143 shares of restricted common stock to an employee subject to certain forfeiture provisions. Specifically, one quarter of the award vests one year from the date of grant and 1/48 of the award effectively vests each month thereafter.  This restricted stock grant was accounted for at fair value at the date of grant and an expense is recognized during the vesting term. Summarized information for the restricted stock grant for the nine months ended September 30, 2012 is as follows:

	Restricted Stock	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2011	1,632	$3.08
Vested	(1,341)	$3.08
Non-vested at September 30, 2012	291	$3.08

Restricted Stock Units

In November 2008 and December 2011, respectively, the Company issued 13,100 and 34,000 restricted stock units to senior executives.  Each unit entitles the holder to receive a share of the Company’s common stock.

During the first quarter of 2012, the Company issued approximately 12,281 restricted stock units to employees as part of its annual grant.

The 2008 grants vest over four years and the 2011 and 2012 grants vest over three years.  A restricted stock unit grant is accounted for at fair value at the date of grant which is equivalent to the market price of a share of the Company’s common stock, and an expense is recognized over the vesting term. Summarized information for restricted stock grants for the nine months ended September 30, 2012 is as follows:

	Restricted Stock Units	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2011	36,463	$5.60
Granted	12,281	$3.85
Forfeited	(6,904)	$4.99
Vested	(2,010)	$3.08
Non-vested at September 30, 2012	39,830	$5.32

12                                  Stock-Based Compensation Arrangements

All stock-based compensation information presented gives effect to the reverse stock split, which occurred on August 24, 2012.

ASC 718 requires compensation expense associated with share-based awards to be recognized over the requisite service period, which for the Company is the period between the grant date and the date the award vests or becomes exercisable. Most of the awards granted by the Company (and still outstanding), vest ratably over four years, with ¼ of the award vesting one year from the date of grant and 1/48 of the award granted vesting each month thereafter. Annual awards granted in December 2010 vest 1/48 of the award each month after the grant date. Certain awards made to executive officers vest over three to five years, depending on the terms of their employment with the Company.

The Company recognizes all share-based awards issued after the adoption of ASC 718 under the straight-line attribution method. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company evaluates its forfeiture assumptions quarterly and the expected forfeiture rate is adjusted when necessary. Ultimately, the actual expense recognized over the vesting period is based on only those shares that vest.

Stock based compensation has been reported within expense line items on the consolidated statement of operations for 2009, 2010 and 2011 as shown in the following table:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Research and development	271	351	171
Selling, general and administrative	484	1,344	669
Discontinued operations	55	51	42
Stock-based compensation costs before income taxes	810	1,746	882

2006 Plans

On March 16, 2006, Xcyte stockholders approved the adoption of the 2006 Plans, under which Cyclacel, may make equity incentive grants to its officers, employees, directors and consultants. On May 14, 2008, at the Company’s annual stockholders meeting, the stockholders increased the number of shares reserved under the 2006 Plans to 5.2 million shares of common stock from 3.0 million shares of common stock.

During 2011, the Company granted approximately 28,500 options to employees and directors with a grant date fair value of approximately $0.2 million, of which approximately $24,000 has been recorded as compensation cost in the consolidated statement of operations for the year ended December 31, 2011. During 2010, the Company granted approximately 0.1 million options to employees and directors with a grant date fair value of approximately $0.6 million, of which approximately $50,000 was expensed in 2010. During 2009, the Company granted approximately 32,000 options to employees and directors with a grant date fair value of $0.1 million, of which $28,000 was expensed in 2009. The weighted average grant-date fair value of options granted during 2011, 2010, and 2009 was $8.05, $9.80 and $2.73 respectively.

As of December 31, 2011, the total remaining unrecognized compensation cost related to the non-vested stock options amounted to approximately $0.5 million, which will be amortized over the weighted-average remaining requisite service period of 2.88 years.

During the years ended December 31, 2009, 2010 and 2011, the Company did not settle any equity instruments with cash.

The Company received $3,000 from the exercise of 948 stock options during 2011. The total intrinsic value of options exercised during 2011 was approximately $1,000. The Company received approximately $0.1 million from the exercise of 24,901 stock options during 2010. The total intrinsic value of options exercised during 2010 was approximately $0.2 million. The Company received $7,000 from the exercise of 2,454 options during 2009. The total intrinsic value of options exercised during 2009 was approximately $11,000.

Outstanding Options

A summary of the share option activity and related information is as follows:

Cyclacel Pharmaceuticals, Inc.	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2009	478,554	$29.47	7.76	$698
Granted	86,758	$12.74
Exercised	(24,901)	$3.01
Cancelled/forfeited	(41,849)	$31.78
Options outstanding at December 31, 2010	498,562	$27.72	7.22	$938
Granted	28,500	$10.64
Exercised	(948)	$2.87
Cancelled/forfeited	(23,865)	$40.53
Options outstanding at December 31, 2011	502,249	$26.11	6.44	$140
Unvested at December 31, 2011	90,237	$12.11	8.75	$3
Vested and exercisable at December 31, 2011	412,012	$29.19	5.93	$136

The following table summarizes information about options outstanding at December 31, 2011:

Exercise price ($)	Number outstanding	Weighted Average remaining contractual life	Number exercisable
2.03 — 13.86	217,130	7.77	144,770
15.05 — 34.65	53,983	7.15	36,713
36.82 — 40.67	72,602	5.82	71,996
44.10 — 48.65	127,320	4.57	127,319
54.60 — 105.00	31,214	4.93	31,214
	502,249		412,012

The fair value of the stock options granted is calculated using the Black-Scholes option-pricing model as prescribed by ASC 718 using the following assumptions:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Expected term (years)	0.75 — 5 Yrs	5 — 6 Yrs	5 — 6 Yrs
Risk free interest rate	0.325 — .84%	1.64 — 2.96%	1.47 — 2.29%
Volatility	65 — 169%	90 — 102%	93 — 99%
Dividends	0.00%	0.00%	0.00%
Resulting weighted average grant date fair value	$2.73	$9.80	$8.05

The expected term assumption was estimated using past history of early exercise behavior and expectations about future behaviors. Starting with the December 2010 annual grants to the Company’s employees, the Company relied exclusively on its historical volatility as an input to the option pricing model as management believes that this rate will be representative of future volatility over the expected term of the options. Before December 2010, due to the Company’s limited existence of being a public company, the expected volatility assumption has been based on the historical volatility of peer companies over the expected term of the option awards.

Estimates of pre-vesting option forfeitures are based on the Company’s experience. Currently the Company uses a forfeiture rate of 0 — 50% depending on when and to whom the options are granted. The Company adjusts its estimate of forfeitures over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative adjustment in the period of change and may impact the amount of compensation expense to be recognized in future periods.

The Company considers many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience. During the years ended December 31, 2009, 2010 and 2011, the Company recognized income of $0.5 million, an expense of $0.5 million and an expense of approximately $38,000, respectively, as a result of revised forfeiture rates.

The weighted average risk-free interest rate represents interest rate for treasury constant maturities published by the Federal Reserve Board. If the term of available treasury constant maturity instruments is not equal to the expected term of an employee option, Cyclacel uses the weighted average of the two Federal Reserve securities closest to the expected term of the employee option.

The Company received approximately $3,000 from the exercise of 948 options during 2011. The Company received approximately $0.1 million from the exercise of 24,902 options during 2010. No income tax benefits were recorded because ASC 718 prohibits recognition of tax benefits for exercised stock options until such benefits are realized. As Cyclacel incurred tax losses in 2010 and 2011, the Company was not able to benefit from the deduction for exercised stock options in the current reporting period.

Related to the workforce reduction in the second and third quarters of 2009, the Company amended the exercise period in which the employees would be able to exercise their vested stock options from thirty (30) days post termination date to nine months. In addition, the Company allowed the individuals to continue to vest stock options until November 18, 2009 as if they were still employed in recognition of past work. In accordance with ASC 718, the Company considered this a Type III modification and thus recorded stock-based compensation expense of $0.3 million during the second and third quarters of 2009.

Restricted Stock

In November 2008, the Company issued 7,142 shares of restricted common stock to an employee subject to certain forfeiture provisions. Specifically, one quarter of the award vests one year from the date of grant and 1/48 of the award effectively vests each month thereafter. This restricted stock grant was accounted for at fair value at the date of grant and an expense is recognized during the vesting term. As of December 31, 2011, the total remaining unrecognized compensation cost related to the non-vested restricted stock amounted to approximately $3,000, which will be amortized over the weighted-average remaining requisite service period of 0.88 years. Summarized information for restricted stock activity for the years ended December 31, 2010 and 2011 is as follows:

	Restricted Stock	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2009	5,204	$3.08
Vested	(1,786)	$3.08
Non-vested at December 31, 2010	3,418	$3.08
Vested	(1,786)	$3.08
Non-vested at December 31, 2011	1,632	$3.08

Restricted Stock Units

The Company issued 13,100 and 34,000 restricted stock units, each of which entitles the holders to receive a share of the Company’s common stock, to senior executives of the Company in November 2008 and December 2011, respectively. The 2008 grants vest over four years and the 2011 grants vest over three years. A restricted stock unit grant is accounted for at fair value at the date of grant which is equivalent to the market price of a share of the Company’s common stock, and an expense is recognized over the vesting term. As of December 31, 2011, the total remaining unrecognized compensation cost related to the non-vested restricted stock amounted to $0.1 million, which will be amortized over the weighted-average remaining requisite service period of 2.78 years. Summarized information for restricted stock units activity for the years ended December 31, 2010 and 2011 is as follows:

	Restricted Stock Units	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2009	7,812	$3.08
Vested	(2,670)	$3.08
Non-vested at December 31, 2010	5,142	$3.08
Granted	34,000	$5.81
Vested	(2,679)	$3.08
Non-vested at December 31, 2011	36,463	$5.60

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

8.                                      COMMITMENTS AND CONTINGENCIES

Licensing Agreements

The Company has entered into licensing agreements with academic and research organizations. Under the terms of these agreements, the Company has received licenses to technology and patent applications. The Company is required to pay royalties on future sales of product employing the technology or falling under claims of patent applications.

Pursuant to the Daiichi Sankyo license under which the Company licenses certain patent rights for sapacitabine, its lead drug candidate, the Company is under an obligation to use reasonable endeavors to develop a product and obtain regulatory approval to sell a product and has agreed to pay Daiichi Sankyo an up-front fee, reimbursement for Daiichi Sankyo’s enumerated expenses, milestone payments and royalties on a country-by-country basis. The up-front fee and certain past reimbursements have been paid and, as a result of the SEAMLESS trial entering Phase 3 during the first quarter of 2011, a milestone payment of $1.6 million was paid in April 2011. A further $10.0 million in aggregate milestone payments could be payable subject to achievement of all the specific contractual milestones and the Company’s decision to continue with these projects. Royalties are payable in each country for the term of patent protection in the country or for ten years following the first commercial sale of licensed products in the country, whichever is later. Royalties are payable on net sales. Net sales are defined as the gross amount invoiced by the Company or its affiliates or licensees, less discounts, credits, taxes, shipping and bad debt losses. The agreement extends from its commencement date to the date on which no further amounts are owed under it. If the Company wishes to appoint a third party to develop or commercialize a sapacitabine-based product in Japan, within certain limitations, Daiichi Sankyo must be notified and given a right of first refusal to develop and/or commercialize in Japan. In general, the license may be terminated by the Company for technical, scientific, efficacy, safety, or commercial reasons on six months’ notice, or upon twelve months’ notice after a launch of a sapacitabine-based product.  The license also may be terminated by either party for material default. Effective July 11, 2011, the license agreement was amended to irrevocably waive a termination right Daiichi Sankyo possessed under a provision of the agreement that required the Company to obtain regulatory approval to sell sapacitabine in at least one country by September 2011, and releases the Company from all claims and liability of any kind arising under such provision. The amendment further provides that the royalty rate due from the Company to Daiichi Sankyo on future net sales of sapacitabine be increased between 1.25% and 1.50% depending on the level of net sales of sapacitabine realized.

Legal proceedings

On April 27, 2010, the Company was served with a complaint filed by Celgene Corporation in the United States District Court for the District of Delaware seeking a declaratory judgment that four of the Company’s own patents (claiming the use of romidepsin injection in T-cell lymphomas) are invalid and not infringed by Celgene’s products, but directly involve the use and administration of Celgene’s ISTODAX® (romidepsin for injection) product. On June 17, 2010, the Company filed its answer and counterclaims to the declaratory judgment complaint. The Company has filed counterclaims charging Celgene with infringement of each of its four patents for Celgene’s sale of ISTODAX® to CTCL, and, more recently, peripheral T-cell lymphoma (PTCL) and seeking damages for Celgene’s infringement as well as injunctive relief.A Scheduling Order was entered February 2, 2012, at which time the court set significant dates, the remaining of which are the following: March 14, 2013 (claim construction hearing); August 14, 2013 (summary judgment briefing); and June 2, 2014 (7 day jury trial start date). Discovery is currently ongoing.

10                                  Commitments and Contingencies

General

Please refer to Note 3 — “Significant Contracts” for further discussion of certain of the Company’s commitments and contingencies.

Leases

The following is a summary of the Company’s contractual obligations and commitments relating to its facilities leases as at December 31, 2011:

Operating lease obligations
$000
2012	565
2013	565
2014	565
2015	554
2016	549
Thereafter	3,502
Total	6,300

Rent expense, which includes lease payments related to the Company’s research and development facilities and corporate headquarters and other rent related expenses, was $0.9 million for each of the years ended December 31, 2009, and 2010 and $0.6 million for the year ended December 31, 2011.

In October 2000, the Company entered into a twenty-five year lease for its research and development facility in Dundee, Scotland. In May 2011, the Company extended its lease for office space at its headquarters in Berkeley Heights, New Jersey, for an additional five years.

Please refer to Note 6 — “Fair Value” for further discussion of certain of the Company’s commitments and contingencies.

Purchase Obligations

At December 31, 2011, the Company had obligations in relation to the purchase of manufactured products within the ALIGN business of $0.2 million. As discussed in Note 3, the Company terminated the distribution agreements related to the ALIGN products effective September 30, 2012.

Preferred Dividends

Pursuant to the certificate of designation governing the terms of the Company’s outstanding 6% Convertible Exchangeable Preferred Stock, since inception through January 2009, the Company paid quarterly dividends when they have become due. However, as part of the program to reduce expenditures, the Board of Directors did not declare the quarterly cash dividend with respect to each of the four quarters of fiscal year 2009, the first three quarters of fiscal year 2010, and the last three quarters of fiscal year 2011. On February 1, 2011 and on May 1, 2011, the Company paid a quarterly cash dividend in the amount of $0.15 per share on the preferred stock. Accrued and unpaid dividends in arrears on preferred stock were $1.6 million, or $1.30 per share of preferred stock, as of December 31, 2011.

Legal proceedings

On April 27, 2010, the Company was served with a complaint filed by Celgene Corporation in the United States District Court for the District of Delaware seeking a declaratory judgment that four of the Company’s own patents, claiming the use of romidepsin injection in T-cell lymphomas, are invalid and not infringed by Celgene’s products, but directly involve the use and administration of Celgene’s ISTODAX® (romidepsin for injection) product. On June 17, 2010, the Company filed its answer and counterclaims to the declaratory judgment complaint. The Company has filed counterclaims charging Celgene with infringement of each of its four patents and seeking damages for Celgene’s infringement as well as injunctive relief. The four patents directly involve the use and administration of Celgene’s ISTODAX® (romidepsin for injection) product.

A Scheduling Order was entered February 2, 2012, at which time the court set significant dates, the remainder of which are the following: March 14, 2013 (claim construction hearing); August 14, 2013 (summary judgment briefing); and June 2, 2014 (7 day jury trial start date). Discovery is currently ongoing.

STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity
STOCKHOLDERS' EQUITY

9.                                      STOCKHOLDERS’ EQUITY

All share and per share information presented gives effect to the reverse stock split, which occurred on August 24, 2012.

Preferred stock

As of September 30, 2012, there were 1,213,142 shares of Preferred Stock issued and outstanding at an issue price of $10.00 per share. Dividends on the Preferred Stock are cumulative from the date of original issuance at the annual rate of 6% of the liquidation preference of the Preferred Stock, payable quarterly on the first day of February, May, August and November, commencing February 1, 2005. Any dividends must be declared by the Company’s Board of Directors and must come from funds that are legally available for dividend payments. The Preferred Stock has a liquidation preference of $10 per share, plus accrued and unpaid dividends.

The Preferred Stock is convertible at the option of the holder at any time into the Company’s shares of common stock at a conversion rate of approximately 0.06079 shares of common stock for each share of Preferred Stock based on a price of $164.50. The Company has reserved 73,747 shares of common stock for issuance upon conversion of the remaining shares of Preferred Stock outstanding at September 30, 2012.

During 2010, 833,671 shares of Preferred Stock were converted into 236,514 shares of the Company’s common stock. Since inception through September 30, 2012, holders have voluntarily converted 1,776,858 shares of Preferred Stock into common stock. The converted shares of Preferred Stock have been retired and canceled and shall upon cancellation be restored to the status of authorized but unissued shares of preferred stock, subject to reissuance by the Board of Directors as shares of Preferred Stock of one or more series.

The Company may automatically convert the Preferred Stock into common stock if the closing price of the Company’s common stock has exceeded $246.75, which is 150% of the conversion price of the Preferred Stock, for at least 20 trading days during any 30-day trading period, ending within five trading days prior to notice of automatic conversion.

The Certificate of Designations governing the Preferred Stock provides that if the Company fails to pay dividends on its Preferred Stock for six quarterly periods, holders of Preferred Stock are entitled to nominate and elect two directors to the Company’s Board of Directors. This right accrued to the holders of Preferred Stock as of August 2, 2010 and two directors were nominated and elected at the annual meeting held on May 24, 2011.

The Preferred Stock has no maturity date and no voting rights prior to conversion into common stock, except under limited circumstances.

From November 6, 2007, the Company may, at its option, redeem the Preferred Stock in whole or in part, out of funds legally available at the redemption prices per share stated below, plus an amount equal to accrued and unpaid dividends up to the date of redemption:

Year from November 1, 2011 to October 31, 2012	$10.18
Year from November 1, 2012 to October 31, 2013	$10.12
Year from November 1, 2013 to October 31, 2014	$10.06
November 1, 2014 and thereafter	$10.00

The Preferred Stock is exchangeable, in whole but not in part, at the option of the Company on any dividend payment date beginning on November 1, 2005 (the “Exchange Date”) for the Company’s 6% Convertible Subordinated Debentures (“Debentures”) at the rate of $10 principal amount of Debentures for each share of Preferred Stock. The Debentures, if issued, will mature 25 years after the Exchange Date and have terms substantially similar to those of the Preferred Stock.

On March 6, 2012, June 22, 2012, and September 12, 2012, the Company’s Board of Directors decided not to declare a quarterly cash dividend on the Company’s 6% Convertible Exchangeable Preferred Stock (“Preferred Stock”) with respect to the first, second, and third quarters of 2012, respectively, that would have otherwise been payable on May 1, 2012, August 1, 2012 and November 1, 2012, respectively.

Common Stock

March 2012 Sale of Common Stock and Economic Rights

On March 22, 2012, the Company entered into a purchase agreement with certain existing institutional stockholders, raising approximately $2.9 million of proceeds, net of certain fees and expenses. The proceeds from the financing will be used to fund ongoing litigation-related expenses on certain intellectual property and for general corporate purposes.

Under the terms of the purchase agreement, the investors purchased 669,726 shares of the Company’s common stock at a price of $4.53, which is equal to the 10-day average closing price of the Company’s common stock for the period ending on March 21, 2012. In addition to the common stock, investors received contractual rights to receive cash equal to 10% of any future litigation settlement related to the specified intellectual property, subject to a cap.  In certain defined situations, the Company may have to issue either additional shares or warrants. The shares issued at closing are subject to a lock-up period of one year from the date of issuance. See Note 4 - Fair Value Measurements for further details.

Common Stock Warrants

The following table summarizes information about warrants outstanding at September 30, 2012:

Issued in Connection With	Expiration Date	Common Shares Issuable	Weighted Average Exercise Price
April 2006 stock issuance	2013	367,347	$49.00
February 2007 stock issuance	2014	151,773	$59.08
December 2007 CEFF	2013	14,285	$9.80
July 2009 Series II stock issuance	2014	98,893	$7.00
January 2010 stock issuance	2015	101,785	$22.82
January 2010 stock issuance	2015	100,714	$19.95
October 2010 stock issuance	2015	594,513	$13.44
July 2011 stock issuance	2015	544,117	$9.52

Total		1,973,427	$22.96

There were no exercises of warrants during the three and nine months ended September 30, 2011 and 2012.

11                                  Stockholders’ Equity

All share and per share information presented gives effect to the reverse stock split, which occurred on August 24, 2012.

Preferred stock

As of December 31, 2011, there were 1,213,142 shares of Preferred Stock issued and outstanding at an issue price of $10.00 per share. Dividends on the Preferred Stock are cumulative from the date of original issuance at the annual rate of 6% of the liquidation preference of the Preferred Stock, payable quarterly on the first day of February, May, August and November, commencing February 1, 2005. Any dividends must be declared by the Company’s Board of Directors and must come from funds that are legally available for dividend payments. The Preferred Stock has a liquidation preference of $10 per share, plus accrued and unpaid dividends.

The Preferred Stock is convertible at the option of the holder at any time into the Company’s shares of common stock at a conversion rate of approximately 0.06079 shares of common stock for each share of Preferred Stock based on a price of $164.50. During 2010, 833,671 shares of Preferred Stock were converted into 236,514 shares of the Company’s common stock, which is described in more detail below. Since inception through December 31, 2011, holders have voluntarily converted 1,776,858 shares of Preferred Stock into common stock. The Company has reserved 73,747 shares of common stock for issuance upon conversion of the remaining shares of Preferred Stock outstanding at December 31, 2011. The shares of previously-converted Preferred Stock have been retired and canceled and shall upon cancellation be restored to the status of authorized but unissued shares of preferred stock, subject to reissuance by the Board of Directors as shares of Preferred Stock of one or more series.

The Company may automatically convert the Preferred Stock into common stock if the closing price of the Company’s common stock has exceeded $246.75, which is 150% of the conversion price of the Preferred Stock, for at least 20 trading days during any 30-day trading period, ending within five trading days prior to notice of automatic conversion.

The Certificate of Designations governing the Preferred Stock provides that if the Company fails to pay dividends on its Preferred Stock for six quarterly periods, holders of Preferred Stock are entitled to nominate and elect two directors to the Company’s Board of Directors. This right accrued to the holders of Preferred Stock as of August 2, 2010 and two directors were nominated and elected at the annual meeting held on May 24, 2011.

The Preferred Stock has no maturity date and no voting rights prior to conversion into common stock, except under limited circumstances.

The Company may, at its option, redeem the Preferred Stock in whole or in part, out of funds legally available at the redemption prices per share stated below, plus an amount equal to accrued and unpaid dividends up to the date of redemption:

Year from November 1, 2011 to October 31, 2012	$10.18
Year from November 1, 2012 to October 31, 2013	$10.12
Year from November 1, 2013 to October 31, 2014	$10.06
November 1, 2014 and thereafter	$10.00

The Preferred Stock is exchangeable, in whole but not in part, at the option of the Company on any dividend payment date beginning on November 1, 2005 (the “Exchange Date”) for the Company’s 6% Convertible Subordinated Debentures (“Debentures”) at the rate of $10 principal amount of Debentures for each share of Preferred Stock. The Debentures, if issued, will mature 25 years after the Exchange Date and have terms substantially similar to those of the Preferred Stock. No such exchanges have taken place to date.

Conversion of Convertible Preferred Stock

During 2010, Cyclacel entered into agreements to exchange the Company’s Preferred Stock into shares of common stock. There were no exchanges of the Company’s Preferred Stock into shares of common stock in 2011. The table below provides details of the aggregate activities in 2010:

Year ended December 31, 2010
Preferred shares exchanged	833,671
Common shares issued:
At stated convertible option	50,679
Incremental shares issued under the exchange transaction	185,835
Total common shares issued	236,514

As the Preferred Stock stockholders received additional shares of common stock issued to them upon conversion as compared to what they would have been entitled to receive under the stated rate of exchange, the Company recorded the excess of (1) the fair value of all securities and other consideration transferred to the holders of the Preferred Stock and (2) the fair value of securities issuable pursuant to the original conversion terms as an increase in the net loss attributable to common shareholders. Specifically, the Company recorded deemed dividends related to the additional shares issued under the exchange transactions of $3.5 million for the year ended December 31, 2010.

Common Stock

July 2011 Underwritten Offering

On July 7, 2011, the Company closed an underwritten offering for an aggregate of 1,088,235 units, at an offering price of $9.52 per unit, for gross proceeds of approximately $10.4 million. Each unit consists of (i) one share of common stock and (ii) a five-year warrant to purchase 0.5 of a share of common stock at an exercise price of $9.52 per share, exercisable beginning six months after the date of issuance. The shares of common stock and warrants were immediately separable. As of December 31, 2011, all warrants issued to the investors in connection with this financing were outstanding and have been classified as equity. The transaction date fair value of the warrants of approximately $3.5 million was determined utilizing the Black-Scholes option pricing model utilizing the following assumptions: risk free interest rate — 1.74%, expected volatility - 99%, expected dividend yield - 0%, and a remaining contractual life of 5.00 years. Net proceeds of approximately $9.3 million, after underwriting discounts and commissions and other fees and expenses of approximately $1.1 million, were allocated based on relative transaction date fair values in the following manner: $6.8 million ($6.23 per share) and $2.5 million ($4.62 per warrant) to common shares and warrants, respectively.

October 2010 Private Placement

On October 7, 2010, the Company completed a private placement pursuant to which it sold approximately $15.2 million of its units to several institutional investors, for net proceeds of approximately $14.0 million. The units consist of one share of common stock and 0.5 of a warrant, with each whole warrant representing the right to purchase one share of common stock at an exercise price of $13.44 per share for a period of five years. As of December 31, 2011, all options and warrants issued to the investors are outstanding and have been classified as equity. The investors purchased a total of 1,189,027 units at a price of $12.78 per unit. The investors also had the right to acquire up to 594,513 additional units at a price of $11.69 per unit (for $6.9 million in gross proceeds) at any time up to nine months after closing or by July 6, 2011. As of December 31, 2011, none of the additional units had been exercised and, as of July 6, 2011, the right to acquire the additional units lapsed. The transaction date fair value of the warrants and additional optional units was $5.1 million and $2.8 million, respectively. Net proceeds of approximately $14.0 million were allocated based on relative transaction date fair values in the following manner: $8.9 million ($7.49 per share), $3.3 million ($5.53 per warrant) and $1.8 million ($3.01 per optional unit) to common shares, warrants and the additional optional units, respectively.

January 2010 Registered Direct Financings

On January 25, 2010, the Company completed the sale of 335,714 units in a “registered direct” offering at a purchase price of $17.50 per unit to certain institutional investors of the Company for gross proceeds of approximately $5.9 million. Each unit consisted of one share of the Company’s common stock and one warrant to purchase 0.30 of one share of its common stock. The warrants have a five-year term from the date of issuance, are exercisable beginning six months from the date of issuance at an exercise price of $19.95 per share of common stock. As of December 31, 2011, warrants issued to the investors have been classified as equity. The transaction date fair value of the warrants of $1.0 million was determined utilizing the Black-Scholes option pricing model utilizing the following assumptions: risk free interest rate - 2.39%, expected volatility - 90%, expected dividend yield - 0%, and a remaining contractual life of 5.00 years. As of December 31, 2011, all the warrants are outstanding. Net proceeds of approximately $5.4 million were allocated based on relative transaction date fair values in the following manner: $4.5 million ($13.51 per share) to common shares and $0.9 million ($9.03 per warrant) to the warrants.

On January 13, 2010, the Company completed the sale of 407,143 units in a “registered direct” offering to certain institutional investors. Each unit was sold at a purchase price of $17.57 per unit and consists of one share of the Company’s common stock and one warrant to purchase 0.25 of one share of its common stock for gross proceeds of approximately $7.2 million. The warrants have a five-year term from the date of issuance, are exercisable beginning six months from the date of issuance at an exercise price of $22.82 per share of common stock. As of December 31, 2011, warrants issued to the investors have been classified as equity. The transaction date fair value of the warrants of $1.3 million was determined utilizing the Black-Scholes option pricing model utilizing the following assumptions: risk free interest rate - 2.55%, expected volatility - 90%, expected dividend yield - 0%, and a remaining contractual life of 5.00 years. As of December 31, 2011, all the warrants are outstanding. Net proceeds of approximately $6.5 million were allocated based on relative transaction date fair values in the following manner: $5.6 million ($13.65 per share) to common shares and $0.9 million ($9.24 per warrant) to the warrants.

July 2009 Registered Direct Financing

On July 29, 2009, the Company sold its securities to select institutional investors consisting of 571,429 units in a “registered direct” offering at a purchase price of $5.95 per unit. Each unit consisted of (i) one share of the Company’s common stock, (ii) one warrant to purchase 0.625 of one share of common stock (a “Series I Warrant”) and (iii) one warrant to purchase 0.1838805 of one share of common stock (a “Series II Warrant”). The Series I Warrants had a seven-month term from the date of issuance, were exercisable beginning six months from the date of issuance at an exercise price of $7.00 per share of common stock. During the first quarter of 2010, all of the Series I Warrants were exercised for $2.5 million. The Series II Warrants have a five-year term from the date of issuance, are exercisable beginning six months from the date of issuance at an exercise price of $7.00 per share of common stock. During the first quarter of 2010, 6,181 common shares were issued upon exercise of Series II Warrants with proceeds of $43,266. There were no exercises during the year ended December 31, 2011.

The net proceeds to the Company from the sale of the units, after deducting for the placement agent’s fees and offering expenses, were approximately $2.9 million. As of December 31, 2011, the remaining Series II Warrants outstanding and exercisable into 98,893 of the Company’s shares of common stock have been classified as equity. The transaction date fair value of the Series II Warrants of $0.6 million was determined utilizing the Black-Scholes option pricing model utilizing the following assumptions: risk free interest rate - 2.69%, expected volatility - 90%, expected dividend yield - 0%, and a remaining contractual life of 5.00 years.

December 2007 Committed Equity Financing Facility or CEFF

On December 10, 2007 and as amended on November 24, 2009, Cyclacel entered into a Committed Equity Financing Facility, or CEFF, with Kingsbridge, in which Kingsbridge committed to purchase the lesser of 583,513 shares of common stock or $60 million of common stock from Cyclacel over a three-year period. The CEFF lapsed on December 10, 2010.

During the year ended December 31, 2010, the Company sold 402,704 shares of its common stock to Kingsbridge under the CEFF, in consideration of aggregate proceeds of $4.9 million. During the year ended December 31, 2009, the Company sold an aggregate of 179,289 shares of its common stock to Kingsbridge under the terms of the CEFF in consideration of an aggregate of $1.0 million.

Common Stock Warrants

In connection with the Company’s February 16, 2007 “registered direct” offering, the Company issued to investors warrants to purchase 151,773 shares of common stock. The warrants issued to the investors are being accounted for as a liability. At the date of the transaction, the fair value of the warrants of $6.8 million was determined utilizing the Black-Scholes option pricing model utilizing the following assumptions: risk free interest rate - 4.58%, expected volatility - 85%, expected dividend yield - 0%, and a remaining contractual life of 6.88 years. The value of the warrant is being marked to market each reporting period as a derivative gain or loss on the consolidated statement of operations until exercised or expiration. At December 31, 2010 and 2011, the fair value of the warrants determined utilizing the Black-Scholes option pricing model was approximately $0.7 million and $0.1 million, respectively. The fair value at December 31, 2011 reflects the decrease in the Company’s common stock price to $4.13 per share at December 31, 2011 as compared to the common stock price of $10.29 per share at December 31, 2010. For the year ended December 31, 2010 the Company recognized the change in the value of warrants of approximately $0.3 million as a loss on the consolidated statement of operations. For the year ended December 31, 2011, the Company recognized the change in the value of warrants of approximately $0.6 million as a gain on the consolidated statement of operations.

The following table summarizes information about warrants outstanding at December 31, 2011:

Issued in Connection With	Expiration Date	Common Shares Issuable	Weighted Average Exercise Price
April 2006 stock issuance	2013	367,347	$49.00
February 2007 stock issuance	2014	151,773	$59.08
December 2007 CEFF	2013	14,285	$9.80
July 2009 Series II stock issuance	2014	98,893	$7.00
January 2010 stock issuance	2015	101,785	$22.82
January 2010 stock issuance	2015	100,714	$19.95
October 2010 stock issuance	2015	594,513	$13.44
July 2011 stock issuance	2016	544,117	$9.52
Total		1,973,427	$22.96

Exercise of Stock Options

During 2010, there were 24,902 stock option exercises totaling approximately $0.1 million. During 2011, 948 shares of common stock were issued from the exercise of stock options resulting in proceeds of approximately $3,000.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Consolidation

Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries for the indicated periods. All significant intercompany transactions and balances have been eliminated.

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with United States GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Critical estimates include estimated levels of product returns, and inputs used to determine stock-based compensation expense and the fair value of financial instruments, such as Economic Rights and other liabilities measured at fair value. Cyclacel reviews its estimates on an ongoing basis. The estimates are based on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results may differ from these estimates.

Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Critical estimates include product returns reserve percentages and inputs used to determine stock-based compensation expense and fair value of financial instruments, such as warrants and other derivatives. Cyclacel reviews its estimates on an ongoing basis. The estimates are based on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results may differ from these estimates. Cyclacel believes the judgments and estimates required by the following accounting policies to be significant in the preparation of the Company’s consolidated financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are stated at cost, which is substantially the same as fair value. The Company considers all highly liquid investments with an original maturity of three months or less at the time of initial purchase to be cash equivalents. The objectives of the Company’s cash management policy are to safeguard and preserve funds, to maintain liquidity sufficient to meet Cyclacel’s cash flow requirements and to attain a market rate of return. Cash and cash equivalents includes cash, money market funds and commercial paper.

Cash and Cash Equivalents

Cash equivalents are stated at cost, which is substantially the same as fair value. The Company considers all highly liquid investments with an original maturity of three months or less at the time of initial purchase to be cash equivalents. The objectives of the Company’s cash management policy are to safeguard and preserve funds, to maintain liquidity sufficient to meet Cyclacel’s cash flow requirements and to attain a market rate of return.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities, Economic Rights, and other liabilities measured at fair value. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their respective fair values due to the nature of the accounts, notably their short maturities. Economic Rights and other liabilities measured at fair value employ applicable inputs as described in “Note 4 - Fair Value Measurements”.

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities, common stock warrants and other derivatives. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their respective fair values due to the nature of the accounts, notably their short maturities. Warrants and other derivatives are measured at fair value using applicable inputs as described in Note 6, Fair Value.

Revenue Recognition

Revenue Recognition

Collaboration, research and development, and grant revenue

Certain of the Company’s revenues are earned from collaborative agreements. The Company recognizes revenue when persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the fee is fixed or determinable; and collectability is reasonably assured. Determination of whether these criteria have been met is based on management’s judgments regarding the nature of the research performed, the substance of the milestones met relative to those the Company must still perform, and the collectability of any related fees. Should changes in conditions cause management to determine these criteria are not met for certain future transactions, revenue recognized for any reporting period could be adversely affected. The Company had no such collaboration revenues for the three and nine months ended September 30, 2011 and 2012.

Research and development revenues, which are earned under agreements with third parties for contract research and development activities, are recorded as the related services are performed. Milestone payments are non-refundable and recognized as revenue when earned, as evidenced by achievement of the specified milestones and the absence of ongoing performance obligations. Any amounts received in advance of performance are recorded as deferred revenue. None of the revenues previously recognized are refundable if the relevant research effort is not successful. The Company had no such research and development revenue for the three and nine months ended September 30, 2011 and 2012.

Grant revenues from government agencies and private research foundations are recognized as the related qualified research and development costs are incurred, up to the limit of the prior approval funding amounts. All grants earned and received are not refundable. The Company had deferred grant revenue of approximately $10,000, which is included in accrued liabilities and other current liabilities, as of September 30, 2012.  The Company had no such deferred revenue at December 31, 2011.

Revenue Recognition

Product sales

Revenue from product sales relate to operations that have been discontinued. Accordingly, such revenue has been reported as a component of loss from discontinued operations, net of tax on the consolidated statements of operations. The Company recognizes revenue from product sales when persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the selling price is fixed or determinable; and collectability is reasonably assured.

The Company offers a general right of return on these product sales, and has considered the guidance in ASC 605-15, “Revenue Recognition -Products” (“ASC 605-15”) and ASC 605 — 10 “Revenue Recognition - Overall” (“ASC 605-10”). Under these guidelines, the Company accounts for all product sales using the “sell-through” method. Under the sell-through method, revenue is not recognized upon shipment of product to distributors. Instead, the Company records deferred revenue at gross invoice sales price less 5% of the current wholesale acquisition price in accordance with our returns policy and deferred cost of sales at the cost at which those goods were held in inventory. The Company recognizes revenue when such inventory is sold through to pharmacies. To estimate product sold through to pharmacies, the Company relies on third-party information, including information obtained from significant distributors with respect to their inventory levels and sell-through to pharmacies. The Company also estimates its provision for returned products based on historical returns for each product and this provision is charged against revenues and reported in loss from discontinued operations. During 2010, the Company recorded $0.2 million of product returns due to a higher than anticipated amount of returns related to expiring product. Since the first quarter of 2010, the Company’s supplier increased the product shelf-life of Xclair® cream from two to three years to assist in the management of the product supply chain. Numoisyn® Liquid and Numoisyn® Lozenges have product shelf lives of three and five years, respectively.

Collaboration, research and development, and grant revenue

Certain of the Company’s revenues are earned from collaborative agreements. The Company recognizes revenue when persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the fee is fixed or determinable; and collectability is reasonably assured. Determination of whether these criteria have been met is based on management’s judgments regarding the nature of the research performed, the substance of the milestones met relative to those the Company must still perform, and the collectability of any related fees. Should changes in conditions cause management to determine these criteria are not met for certain future transactions, revenue recognized for any reporting period could be adversely affected.

Research and development revenues, which are earned under agreements with third parties for contract research and development activities, are recorded as the related services are performed. Milestone payments are non-refundable and recognized as revenue when earned, as evidenced by achievement of the specified milestones and the absence of ongoing performance obligations. Any amounts received in advance of performance are recorded as deferred revenue. None of the revenues recognized to date are refundable if the relevant research effort is not successful.

Grant revenues from government agencies and private research foundations are recognized as the related qualified research and development costs are incurred, up to the limit of the prior approval funding amounts. Grant revenues are not refundable.

Clinical Trial Accounting

Clinical Trial Accounting

Data management and monitoring of the Company’s clinical trials are performed with the assistance of contract research organizations (“CROs”) or clinical research associates (“CRAs”) in accordance with the Company’s standard operating procedures. Typically, CROs and some CRAs bill monthly for services performed, and others bill based upon milestones achieved. For outstanding amounts, the Company accrues unbilled clinical trial expenses based on estimates of the level of services performed each period. Costs of setting up clinical trial sites for participation in the trials are expensed immediately as research and development expenses. Clinical trial costs related to patient enrollment are accrued as patients are entered into the trial and any initial payment made to the clinical trial site is recognized upon execution of the clinical trial agreements and expensed as research and development expenses.

Clinical Trial Accounting

Data management and monitoring of the Company’s clinical trials are performed with the assistance of contract research organizations (‘‘CROs’’) or clinical research associates (‘‘CRAs’’) in accordance with the Company’s standard operating procedures. Typically, CROs and some CRAs bill monthly for services performed, and others bill based upon milestones achieved. For outstanding amounts, the Company accrues unbilled clinical trial expenses based on estimates of the level of services performed each period. Costs of setting up clinical trial sites for participation in the trials are expensed immediately as research and development expenses. Clinical trial costs related to patient enrollment are accrued as patients are entered into the trial and any initial payment made to the clinical trial site is recognized upon execution of the clinical trial agreements and expensed as research and development expenses.

Research and Development Expenditures

Research and Development Expenditures

Research and development expenses consist primarily of costs associated with developing the Company’s product candidates, including upfront fees and milestones paid to parties from whom the Company licenses certain intellectual property, compensation and other expenses for research and development personnel, supplies and development materials, costs for consultants and related contract research, facility costs, amortization of purchased technology and depreciation. Expenditures relating to research and development are expensed as incurred.

Research and Development Expenditures

Research and development expenses consist primarily of costs associated with the Company’s product candidates, upfront fees, milestones, compensation and other expenses for research and development personnel, supplies and development materials, costs for consultants and related contract research, facility costs and depreciation. Expenditures relating to research and development are expensed as incurred.

Foreign currency and currency translation

Foreign currency and currency translation

Transactions that are denominated in a foreign currency are remeasured into the functional currency at the current exchange rate on the date of the transaction. Any foreign currency-denominated monetary assets and liabilities are subsequently remeasured at current exchange rates, with gains or losses recognized as foreign exchange (losses)/gains in the statement of operations.

The assets and liabilities of the Company’s international subsidiary are translated from its functional currency into United States dollars at exchange rates prevailing at the balance sheet date.  Average rates of exchange during the period are used to translate the statement of operations, while historical rates of exchange are used to translate any equity transactions.

Translation adjustments arising on consolidation due to differences between average rates and balance sheet rates, as well as unrealized foreign exchange gains or losses arising from remeasurement of foreign-currency denominated intercompany loans that are of a long-term-investment nature, are recorded in other comprehensive income.

Foreign currency and currency translation

Transactions that are denominated in a foreign currency are remeasured into the functional currency at the current exchange rate on the date of the transaction. Any foreign currency-denominated monetary assets and liabilities are subsequently remeasured at current exchange rates, with gains or losses recognized as foreign exchange (losses)/gains in the statement of operations.

The assets and liabilities of the Company’s international subsidiary are translated from its functional currency into United States dollars at exchange rates prevailing at the balance sheet date. Average rates of exchange during the period are used to translate the statement of operations, while historical rates of exchange are used to translate any equity transactions.

Translation adjustments arising on consolidation due to differences between average rates and balance sheet rates, as well as unrealized foreign exchange gains or losses arising from translation of intercompany loans that are of a long-term-investment nature, are recorded in other comprehensive income.

Fair Value Measurements

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities, Economic Rights, and other liabilities measured at fair value. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their respective fair values due to the nature of the accounts, notably their short maturities. Economic Rights and other liabilities measured at fair value employ applicable inputs as described in “Note 4 - Fair Value Measurements”.

Income Taxes

Income Taxes

The Company accounts for income taxes under the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. The Company’s management has established a full valuation allowance against its deferred tax assets based on the determination that it is not more likely than not that the Company will recognize the benefits of those assets.

The Company applies the guidance codified in ASC 740, “Income taxes” (“ASC 740”) related to accounting for uncertainty in income taxes. ASC 740 specifies the accounting for uncertainty in income taxes recognized in a company’s financial statements by prescribing a minimum probability threshold a tax position is required to meet before being recognized in the financial statements.

The Company records income tax benefits related to research and development tax credits, which will be claimed from H. M. Revenue & Customs, the United Kingdom’s taxation and customs authority, with respect to qualifying research and development costs incurred in the same accounting period

Income Taxes

The Company accounts for income taxes under the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for uncertain positions taken in its tax return in accordance with ASC 740 “Income taxes” (“ASC 740”). ASC 740 specifies the accounting for uncertainty in income taxes recognized in a company’s financial statements by prescribing a minimum probability threshold a tax position is required to meet before being recognized in the financial statements.

Credit is taken in the accounting period for research and development tax credits, which will be claimed from H. M. Revenue & Customs, the United Kingdom’s taxation and customs authority, in respect of qualifying research and development costs incurred in the same accounting period.

Stock-based Compensation

Stock-based Compensation

The Company grants stock options, restricted stock units and restricted stock to officers, employees and directors under the Amended and Restated Equity Incentive Plan (“2006 Plan”), which was approved on March 16, 2006, as amended on May 21, 2007, and subsequently amended and restated on April 14, 2008.  The Company has granted various types of awards under the 2006 Plan, which is described more fully in Note 7 - Stock-Based Compensation Arrangements. The Company accounts for these awards under ASC 718, “Compensation — Stock Compensation” (“ASC 718”).

ASC 718 requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation over the requisite service period for awards expected to vest. The fair value of restricted stock and restricted stock units is determined based on the number of awards granted and the quoted price of the Company’s common stock on the date of grant. The determination of grant-date fair value for stock option awards is estimated using the Black-Scholes model, which includes variables such as the expected volatility of the Company’s share price, the anticipated exercise behavior of its employees, interest rates, and dividend yields. These variables are projected based on the Company’s historical data, experience, and other factors. Changes in any of these variables could result in material adjustments to the expense recognized for share-based payments. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line attribution method. The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from current estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised.  The Company considers many factors when estimating expected forfeitures, including type of awards granted employee class, and historical experience.  Actual results and future estimates may differ substantially from current estimates.

Stock-based Compensation

The Company grants stock options, restricted stock units and restricted stock to officers, employees and directors under the Amended and Restated Equity Incentive Plan (“2006 Plan”), which was approved on March 16, 2006, as amended on May 21, 2007, and subsequently amended and restated on April 14, 2008. The Company has granted various types of awards under the 2006 Plan, which are described more fully in Note 11 - “Stock-Based Compensation Arrangements”. The Company accounts for these awards under ASC 718 “Compensation — Stock Compensation” (“ASC 718”).

ASC 718 requires measurement of compensation cost for all stock-based awards at fair value on date of grant and recognition of compensation over the requisite service period for awards expected to vest. The fair value of restricted stock and restricted stock units is determined based on the number of shares granted and the quoted price of the Company’s common stock on the date of grant. The determination of grant-date fair value for stock option awards is estimated using the Black-Scholes model, which includes variables such as the expected volatility of our share price, the anticipated exercise behavior of our employees, interest rates, and dividend yields. These variables are projected based on our historical data, experience, and other factors. Changes in any of these variables could result in material adjustments to the expense recognized for share-based payments. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line attribution method. The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from current estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including type of awards granted, employee class, and historical experience. Actual results and future estimates may differ substantially from current estimates.

Segments

Segments

The Company has determined its reportable segments in accordance with ASC 280, “Segment Reporting” (“ASC 280”) and related disclosures about products, services, geographic areas and major customers.  After considering its business activities and geographic reach, the Company has concluded that it operates in just one operating segment being the discovery, development and commercialization of novel, mechanism-targeted drugs to treat cancer and other serious disorders, with development operations in two geographic areas, namely the United States and the United Kingdom.

Segments

After considering its business activities and geographic reach, the Company has concluded that it operates in just one operating segment being the discovery, development and commercialization of novel, mechanism-targeted drugs to treat cancer and other serious disorders, with development operations in two geographic areas, namely the United States and the United Kingdom.

Net Loss per Common Share

Net Loss per Common Share

The Company calculates net loss per common share in accordance with ASC Topic 260, “Earnings Per Share” (“ASC 260”). Basic and diluted net loss per common share was determined by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period. All share and per share information presented gives effect to the reverse stock split, which occurred on August 24, 2012. The Company’s potentially dilutive shares, which include outstanding common stock options, restricted stock, restricted stock units, convertible preferred stock, and common stock warrants, have not been included in the computation of diluted net loss per share for all periods as the result would be anti-dilutive.

	September 30, 2011	September 30, 2012
Stock options	447,025	480,415
Unvested restricted stock and restricted stock units	9,671	40,121
Convertible preferred stock	73,747	73,747
Contingently issuable common stock and common stock warrants associated with Economic Rights	—	435,187
Common stock warrants	834,800	1,973,431
Total shares excluded from calculation	1,365,243	3,002,901

Net Loss Per Common Share

The Company calculates net loss per common share in accordance with ASC 260 “Earnings Per Share” (“ASC 260”). Basic and diluted net loss per common share was determined by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period. The Company’s potentially dilutive shares, which include outstanding common stock options, restricted stock, restricted stock units, convertible preferred stock and common stock warrants, have not been included in the computation of diluted net loss per share for all periods as the result would be anti-dilutive.

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Stock options	478,554	498,562	502,249
Restricted Stock and Restricted Stock Units	13,021	8,555	38,089
Convertible preferred stock	124,426	73,747	73,747
Common stock issuable to Kingsbridge	46,943	—	—
Options issued in connection with the October 2010 financing	—	891,771	—
Common stock warrants	1,006,338	1,429,313	1,973,431
Total shares excluded from calculation	1,669,282	2,901,948	2,587,516

Comprehensive Income (Loss)

Comprehensive Income (Loss)

In accordance with ASC 220, “Comprehensive Income” (“ASC 220”) all components of comprehensive income (loss), including net income (loss), are reported in the financial statements in the period in which they are recognized. ASC 220 defines comprehensive income (loss) as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments, are reported, net of any related tax effect, to arrive at comprehensive income (loss). No taxes were recognized in relation to items of other comprehensive income.

Comprehensive Income (Loss)

In accordance with ASC 220, “Comprehensive Income” (“ASC 220”) all components of comprehensive income (loss), including net income (loss), are reported in the financial statements in the period in which they are recognized. Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments, are reported, net of any related tax effect, to arrive at comprehensive income (loss). No taxes were recorded on items of other comprehensive income.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of antidilutive shares excluded from computation of diluted net loss per share

	September 30, 2011	September 30, 2012
Stock options	447,025	480,415
Unvested restricted stock and restricted stock units	9,671	40,121
Convertible preferred stock	73,747	73,747
Contingently issuable common stock and common stock warrants associated with Economic Rights	—	435,187
Common stock warrants	834,800	1,973,431
Total shares excluded from calculation	1,365,243	3,002,901

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Stock options	478,554	498,562	502,249
Restricted Stock and Restricted Stock Units	13,021	8,555	38,089
Convertible preferred stock	124,426	73,747	73,747
Common stock issuable to Kingsbridge	46,943	—	—
Options issued in connection with the October 2010 financing	—	891,771	—
Common stock warrants	1,006,338	1,429,313	1,973,431
Total shares excluded from calculation	1,669,282	2,901,948	2,587,516

DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Discontinued Operations
Schedule of assets and liabilities, and product revenue, cost of goods sold and selling, general and administrative costs of discontinued operations

	Three Months Ended September 30,		Nine Months Ended September 30,		Period from August 13, 1996 (inception) to September 30,
	2011	2012	2011	2012	2012
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Product revenue	$164	$302	$524	$583	$3,604
Cost of goods sold	(95)	(110)	(273)	(293)	(2,045)
Selling, general and administrative	(237)	(121)	(755)	(578)	(9,266)
Goodwill and intangible impairment	—	—	—	—	(5,187)
Interest expense	—	—	—	—	(110)
Gain on termination of distribution agreements	—	1,192	—	1,192	1,192
Income (loss) from discontinued operations, net of tax of $0 for all periods presented	(168)	1,263	(504)	904	(11,812)

	December 31, 2011	September 30, 2012
	(Unaudited)	(Unaudited)
Current assets of discontinued operations:
Inventory	$182	$—
Short term portion of minimum royalty arrangement receivable, net	—	423
Returns indemnification receivable	—	336
Accounts receivable	131	122
Total current assets of discontinued operations	313	881
Long-term assets of discontinued operations:
Long-term portion of minimum royalty arrangement receivable, net	—	433
Total assets of discontinued operations	313	1,314

Current liabilities of discontinued operations:
Accounts payable	$46	$—
Returns provision	202	336
Accrued liabilities and other current liabilities	279	102
Total current liabilities of discontinued operations	$527	$438

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011	Period from August 13, 1996 (inception) to December 31, 2011
Product revenue	$910	$574	$699	$3,021
Cost of goods sold	(545)	(418)	(360)	(1,752)
Selling, general and administrative	(1,907)	(1,287)	(979)	(8,688)
Goodwill and intangible impairment	—	—	—	(5,187)
Interest expense	(7)	—	—	(110)
Loss from discontinued operations, net of tax	$(1,549)	$(1,131)	$(640)	$(12,716)

	December 31, 2010	December 31, 2011
Current assets of discontinued operations:
Inventory	$174	$182
Accounts receivable	138	131
Total current assets of discontinued operations	$312	$313

Current liabilities of discontinued operations:
Accounts payable	$133	$46
Returns provision	268	202
Accrued liabilities and other current liabilities	110	279
Total current liabilities of discontinued operations	$511	$527

FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value
Schedule of financial assets and liabilities measured on a recurring basis

The fair value of the Company’s financial assets and liabilities that are measured on a recurring basis were determined using the following inputs as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
ASSETS
Cash equivalents	19,894	—	—	19,894
Total assets	19,894	—	—	19,894

LIABILITIES
Other liabilities measured at fair value:
Warrants liability	—	—	51	51
Scottish Enterprise agreement	—	—	20	20
Other liabilities measured at fair value	—	—	71	71
Total liabilities	—	—	71	71

The fair value of the Company’s financial assets and liabilities that are measured on a recurring basis were determined using the following inputs as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
ASSETS
Cash equivalents	—	14,592	—
Total assets	—	14,592	—

LIABILITIES
Economic rights	—	—	1,070	1,070
Other liabilities measured at fair value:
Warrants liability	—	—	—	—
Scottish Enterprise agreement	—	—	20	20
Other liabilities measured at fair value	—	—	20	20
Total liabilities	—	—	1,090	1,090

	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
Cash equivalents	19,894	—	—	19,894
Warrants liability	—	—	51	51
Other derivatives	—	—	20	20
Total	19,894		71	19,965

Schedule of reconciliation of the beginning and ending balance of Level 3 inputs

The following table reconciles the beginning and ending balances of Level 3 inputs for the nine months ended September 30, 2012:

Level 3
$000
Balance as of December 31, 2011	71
Sale of Economic Rights	1,097
Change in valuation of Economic Rights	(27)
Change in valuation of warrants liability	(51)
Balance as of September 30, 2012	1,090

Level 3
$000
Balance as of December 31, 2010	680
Change in valuation of warrants liability	(629)
Change in valuation of derivative	20
Balance as of December 31, 2011	71

Fair value measurements
Schedule of assumptions used to value the liability

	December 31,
	2010	2011
Exercise price	$59.08	$59.08
Expected term	3.13 Yrs	2.13 Yrs
Risk free interest rate	1.02%	0.25%
Expected volatility	121%	106%
Expected dividend yield over expected term	—	—

Economic Rights
Fair value measurements
Schedule of assumptions used to value the liability

The Company used the following assumptions to calculate the value of the Economic Rights:

	March 22,	September 30,
	2012	2012
Probability of unsuccessful/successful outcomes	25% - 75%	25% - 75%
Amount of award or settlement (1)	$10.0 million - $20.0 million	$10.0 million - $20.0 million
Discount rate	16%	16%
Timing of cash flows	0.75 – 2.27 years	0.25 – 1.77 years
Royalty rate	6%	6%
Litigation expenses	$1.0 million – $3.0 million	$1.0 million – $3.0 million

(1)                     Assumptions take into consideration the cap on the amount that the Company would have to pay investors in the event of an award or settlement.

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

	December 31, 2011	September 30, 2012
	($000s)
Research and development tax credit receivable	541	732
Prepayments	317	318
Other current assets	211	185
Total prepaid expenses and other current assets	1,069	1,235

	December 31,
	2010	2011
	$000	$000
Research and development tax credit receivable	660	544
Prepayments	314	317
Other current assets	270	208
	1,244	1,069

ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued and Other Current Liabilities
Schedule of accrued and other current liabilities
	December 31, 2011	September 30, 2012
	($000s)
Accrued research and development	3,471	3,335
Other current liabilities	712	792
	4,183	4,127
Accrued and other current liabilities consisted of the following:
	December 31,
	2010	2011
	$000	$000
Accrued research and development	2,793	3,471
Other current liabilities	961	712
	3,754	4,183

STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK BASED COMPENSATION
Schedule of stock based compensation expense

	For the three months ended September 30,		For the nine months ended September 30,
	2011	2012	2011	2012
	($000s)
Research and development	39	16	130	49
General and administrative	171	59	515	202
Income (loss) from discontinued operations, net of tax	11	1	32	36
Stock-based compensation costs before income taxes	221	76	677	287

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Research and development	271	351	171
Selling, general and administrative	484	1,344	669
Discontinued operations	55	51	42
Stock-based compensation costs before income taxes	810	1,746	882

Schedule of stock option activity

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
				($000s)

Options outstanding at December 31, 2011	502,253	$26.11	6.44	140
Granted	33,571	$3.29
Exercised	(15,438)	$3.06
Expired	—	—
Cancelled / forfeited	(39,970)	$20.03
Options outstanding at September 30, 2012	480,416	$25.76	5.84	212
Unvested at September 30, 2012	77,607	$9.00	8.67	36
Vested and exercisable at September 30, 2012	402,809	$28.99	5.30	176

Cyclacel Pharmaceuticals, Inc.	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2009	478,554	$29.47	7.76	$698
Granted	86,758	$12.74
Exercised	(24,901)	$3.01
Cancelled/forfeited	(41,849)	$31.78
Options outstanding at December 31, 2010	498,562	$27.72	7.22	$938
Granted	28,500	$10.64
Exercised	(948)	$2.87
Cancelled/forfeited	(23,865)	$40.53
Options outstanding at December 31, 2011	502,249	$26.11	6.44	$140
Unvested at December 31, 2011	90,237	$12.11	8.75	$3
Vested and exercisable at December 31, 2011	412,012	$29.19	5.93	$136

Schedule of assumptions for stock option grants to employees and directors

	For the nine months ended September 30,
	2011	2012
Expected term	5 — 6 yrs.	6 yrs.
Risk free interest rate	1.47 — 2.29%	0.95%
Expected volatility	93 — 99%	98%
Expected dividend yield over expected term	—	—
Resulting weighted average grant fair value	$8.05	$2.52

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Expected term (years)	0.75 — 5 Yrs	5 — 6 Yrs	5 — 6 Yrs
Risk free interest rate	0.325 — .84%	1.64 — 2.96%	1.47 — 2.29%
Volatility	65 — 169%	90 — 102%	93 — 99%
Dividends	0.00%	0.00%	0.00%
Resulting weighted average grant date fair value	$2.73	$9.80	$8.05

Schedule of restricted stock activity
	Restricted Stock	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2011	1,632	$3.08
Vested	(1,341)	$3.08
Non-vested at September 30, 2012	291	$3.08

	Restricted Stock	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2009	5,204	$3.08
Vested	(1,786)	$3.08
Non-vested at December 31, 2010	3,418	$3.08
Vested	(1,786)	$3.08
Non-vested at December 31, 2011	1,632	$3.08

Schedule of restricted stock units activity

	Restricted Stock Units	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2011	36,463	$5.60
Granted	12,281	$3.85
Forfeited	(6,904)	$4.99
Vested	(2,010)	$3.08
Non-vested at September 30, 2012	39,830	$5.32

	Restricted Stock Units	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2009	7,812	$3.08
Vested	(2,670)	$3.08
Non-vested at December 31, 2010	5,142	$3.08
Granted	34,000	$5.81
Vested	(2,679)	$3.08
Non-vested at December 31, 2011	36,463	$5.60

STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity
Schedule of redemption prices per share

Year from November 1, 2011 to October 31, 2012	$10.18
Year from November 1, 2012 to October 31, 2013	$10.12
Year from November 1, 2013 to October 31, 2014	$10.06
November 1, 2014 and thereafter	$10.00

Year from November 1, 2011 to October 31, 2012	$10.18
Year from November 1, 2012 to October 31, 2013	$10.12
Year from November 1, 2013 to October 31, 2014	$10.06
November 1, 2014 and thereafter	$10.00

Schedule of warrants outstanding

Issued in Connection With	Expiration Date	Common Shares Issuable	Weighted Average Exercise Price
April 2006 stock issuance	2013	367,347	$49.00
February 2007 stock issuance	2014	151,773	$59.08
December 2007 CEFF	2013	14,285	$9.80
July 2009 Series II stock issuance	2014	98,893	$7.00
January 2010 stock issuance	2015	101,785	$22.82
January 2010 stock issuance	2015	100,714	$19.95
October 2010 stock issuance	2015	594,513	$13.44
July 2011 stock issuance	2015	544,117	$9.52

Total		1,973,427	$22.96

Issued in Connection With	Expiration Date	Common Shares Issuable	Weighted Average Exercise Price
April 2006 stock issuance	2013	367,347	$49.00
February 2007 stock issuance	2014	151,773	$59.08
December 2007 CEFF	2013	14,285	$9.80
July 2009 Series II stock issuance	2014	98,893	$7.00
January 2010 stock issuance	2015	101,785	$22.82
January 2010 stock issuance	2015	100,714	$19.95
October 2010 stock issuance	2015	594,513	$13.44
July 2011 stock issuance	2016	544,117	$9.52
Total		1,973,427	$22.96

NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details) (USD $)	9 Months Ended						1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Nov. 30, 2012 Subsequent event
Nature of Operations
Cash and cash equivalents	$ 17,837,000	$ 24,449,000	$ 27,675,000	$ 29,495,000	$ 11,493,000	$ 24,220,000
Period for which cash and cash equivalents are sufficient to meet anticipated short-term working capital needs and to fund our on-going sapacitabine clinical trials	12 months
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
Grant awarded from UK Government's Biomedical Catalyst							$ 1,900,000

NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended	150 Months Ended			0 Months Ended		0 Months Ended				1 Months Ended	0 Months Ended
	Aug. 24, 2012	Sep. 30, 2012	Jan. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Aug. 24, 2012 Subsequent event	Jan. 02, 2013 Subsequent event	Sep. 11, 2012 Minimum	Sep. 11, 2012 Minimum Subsequent event	Aug. 10, 2012 Sinclair Minimum	Aug. 10, 2012 Sinclair Minimum Subsequent event	Dec. 31, 2012 Tang Capital Partners, LP Subsequent event	Dec. 14, 2012 Aspire Capital Fund, LLC Subsequent event	Dec. 14, 2012 Aspire Capital Fund, LLC Maximum Subsequent event
Recent developments
Reverse stock split	1-for-7					1-for-7
Reverse stock split conversion ratio	0.143					0.143
Closing bid price of common stock evidenced by the entity to regain compliance (in dollars per share)								$ 1	$ 1
Period from NASDAQ Staff's notification, during which the closing bid price of the common stock must equal to or exceed the specified closing bid price to regain compliance								10 days	10 days
Quarterly installments receivable under royalty arrangement										$ 1	$ 1
Period of royalty arrangement										3 years	3 years
Stock issued for non-cash consideration												631,561	74,548
Preferred stock received in exchange for common stock issued												351,990
Preferred stock, shares outstanding		1,213,142		1,213,142	1,213,142		861,152
Common stock purchase agreement, shares issued													158,982
Common stock purchase agreement, cash received													1
Shares committed to purchase													1,454,787
Period of common stock purchase agreement													2 years
Common stock purchase agreement, purchase commitment														$ 19
Preferred stock dividend
Dividend rate (as a percent)		6.00%	6.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 segment area item	Dec. 31, 2011 item
Product sales
Deferred grant revenue	$ 10,000
Segments
Number of operating segments	1	1
Number of geographic areas for development operations	2	2

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss per common share
Total shares excluded from calculation	3,002,901	1,365,243	2,587,516	2,901,948	1,669,282
Stock options
Net loss per common share
Total shares excluded from calculation	480,415	447,025	502,249	498,562	478,554
Unvested restricted stock and restricted stock units
Net loss per common share
Total shares excluded from calculation	40,121	9,671	38,089	8,555	13,021
Preferred stock
Net loss per common share
Total shares excluded from calculation	73,747	73,747	73,747	73,747	124,426
Contingently issuable common stock and common stock warrants associated with Economic Rights
Net loss per common share
Total shares excluded from calculation	435,187
Common stock warrants
Net loss per common share
Total shares excluded from calculation	1,973,431	834,800	1,973,431	1,429,313	1,006,338

DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012	Aug. 10, 2012 Sinclair Minimum	Sep. 30, 2012 Xclair, Numoisyn Lozenges and Numoisyn Liquid	Sep. 30, 2011 Xclair, Numoisyn Lozenges and Numoisyn Liquid	Sep. 30, 2012 Xclair, Numoisyn Lozenges and Numoisyn Liquid	Sep. 30, 2011 Xclair, Numoisyn Lozenges and Numoisyn Liquid	Dec. 31, 2011 Xclair, Numoisyn Lozenges and Numoisyn Liquid	Dec. 31, 2010 Xclair, Numoisyn Lozenges and Numoisyn Liquid	Dec. 31, 2009 Xclair, Numoisyn Lozenges and Numoisyn Liquid	Dec. 31, 2011 Xclair, Numoisyn Lozenges and Numoisyn Liquid	Sep. 30, 2012 Xclair, Numoisyn Lozenges and Numoisyn Liquid
Reclassification of operating results from continuing operations to loss from discontinued operations
Product revenue											$ 302,000	$ 164,000	$ 583,000	$ 524,000	$ 699,000	$ 574,000	$ 910,000	$ 3,021,000	$ 3,604,000
Cost of goods sold											(110,000)	(95,000)	(293,000)	(273,000)	(360,000)	(418,000)	(545,000)	(1,752,000)	(2,045,000)
Selling, general and administrative											(121,000)	(237,000)	(578,000)	(755,000)	(979,000)	(1,287,000)	(1,907,000)	(8,688,000)	(9,266,000)
Goodwill and intangible impairment															0			(5,187,000)	(5,187,000)
Interest expense															0		(7,000)	(110,000)	(110,000)
Gain on termination of distribution agreements			1,192,000						1,192,000		1,192,000		1,192,000						1,192,000
Loss from discontinued operations, net of tax	1,263,000	(168,000)	904,000	(504,000)	(640,000)	(1,131,000)	(1,549,000)	(12,716,000)	(11,812,000)		1,263,000	(168,000)	904,000	(504,000)	(640,000)	(1,131,000)	(1,549,000)	(12,716,000)	(11,812,000)
Tax effect of discontinued opertions	0	0	0	0	0	0	0	0	0		0	0	0	0					0
Quarterly installments receivable under royalty arrangement										1,000,000
Period of royalty arrangement										3 years
Termination and settlement agreement											900,000		900,000
Indemnification asset recognized											300,000		300,000						300,000
Amount recognized on offsetting product return provision liability											300,000		300,000
Current assets of discontinued operations:
Inventory															182,000	174,000		182,000
Short-term portion of minimum royalty arrangement receivable, net											423,000		423,000						423,000
Returns indemnification receivable											336,000		336,000						336,000
Accounts receivable											122,000		122,000		131,000	138,000		131,000	122,000
Total current assets of discontinued operations	881,000		881,000		313,000	312,000		313,000	881,000		881,000		881,000		313,000	312,000		313,000	881,000
Long-term assets of discontinued operations
Long-term portion of minimum royalty arrangement receivable, net											433,000		433,000						433,000
Total assets of discontinued operations											1,314,000		1,314,000		313,000			313,000	1,314,000
Current liabilities of discontinued operations:
Accounts payable															46,000	133,000		46,000
Returns provision											336,000		336,000		202,000	268,000		202,000	336,000
Accrued liabilities and other current liabilities											102,000		102,000		279,000	110,000		279,000	102,000
Total current liabilities of discontinued operations	$ 438,000		$ 438,000		$ 527,000	$ 511,000		$ 527,000	$ 438,000		$ 438,000		$ 438,000		$ 527,000	$ 511,000		$ 527,000	$ 438,000

FAIR VALUE MEASUREMENTS (Details) (Recurring basis, USD $)	Sep. 30, 2012	Dec. 31, 2011
Level 1
ASSETS
Cash equivalents		$ 19,894,000
Total assets		19,894,000
Level 2
ASSETS
Cash equivalents	14,592,000
Total assets	14,592,000
Level 3
LIABILITIES
Economic rights	1,070,000
Warrants		(51,000)
Scottish Enterprise agreement	20,000	20,000
Other liabilities measured at fair value	20,000	(20,000)
Total liabilities	1,090,000	71,000
Total
ASSETS
Cash equivalents		19,894,000
Total assets		19,894,000
LIABILITIES
Economic rights	1,070,000
Warrants		(51,000)
Scottish Enterprise agreement	20,000	20,000
Other liabilities measured at fair value	20,000	(20,000)
Total liabilities	$ 1,090,000	$ 71,000

FAIR VALUE MEASUREMENTS (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the beginning and ending balance of Level 3 inputs
Balance at the end of the period	$ 1,090,000		$ 1,090,000		$ 71,000	$ 680,000
Warrants
Reconciliation of the beginning and ending balance of Level 3 inputs
Change in valuation of liability	1,000	400,000	51,000	600,000	629,000	(300,000)	(300,000)
Economic Rights
Reconciliation of the beginning and ending balance of Level 3 inputs
Sale			1,097,000
Change in valuation of liability			$ (27,000)

FAIR VALUE MEASUREMENTS (Details 3) (USD $)	3 Months Ended	9 Months Ended	194 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2012	Feb. 28, 2007 Warrants	Sep. 30, 2012 Warrants	Sep. 30, 2011 Warrants	Sep. 30, 2012 Warrants	Sep. 30, 2011 Warrants	Dec. 31, 2011 Warrants	Dec. 31, 2010 Warrants	Dec. 31, 2009 Warrants	Mar. 31, 2012 Economic Rights	Sep. 30, 2012 Economic Rights	Sep. 30, 2012 Economic Rights	Mar. 31, 2012 Economic Rights Minimum	Sep. 30, 2012 Economic Rights Minimum	Mar. 22, 2012 Economic Rights Minimum	Mar. 31, 2012 Economic Rights Maximum	Sep. 30, 2012 Economic Rights Maximum	Mar. 22, 2012 Economic Rights Maximum
Fair value measurements
Amount to be paid as percentage of future litigation settlement amount received												10.00%
Fair value of the liability													$ 1,100,000	$ 1,100,000
Change in fair value of the derivative	63,000	(27,000)	(27,000)										63,000	(27,000)
Fair value of the warrants				6,800,000					51,000	700,000
Warrants Liability
Expected volatility (as a percent)				85.00%					106.00%	121.00%					25.00%	25.00%		75.00%	75.00%
Amount of award or settlement																10,000,000	10,000,000		20,000,000	20,000,000
Timing of cash flows															9 months	3 months		2 years 3 months 7 days	1 year 9 months 7 days
Royalty rate (as a percent)												6.00%	6.00%
Litigation expenses															1,000,000	1,000,000		3,000,000	3,000,000
Risk free interest rate (as a percent)				4.68%					0.25%	1.02%
Expected dividend yield over expected term (as a percent)				0.00%					0.00%
Contractual life				7 years
Expected term							1 year 4 months 17 days		2 years 1 month 17 days	3 years 1 month 17 days
Change in valuation of liability					$ 1,000	$ 400,000	$ 51,000	$ 600,000	$ 629,000	$ (300,000)	$ (300,000)			$ (27,000)

FAIR VALUE MEASUREMENTS (Details 4) (Scottish Enterprise Agreement)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2009 tranche	Sep. 30, 2012 USD ($)	Sep. 30, 2012 GBP (£)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 GBP (£)	Jan. 06, 2010 USD ($)	Jan. 06, 2010 GBP (£)	Dec. 31, 2009 USD ($)	Jul. 02, 2009 USD ($)	Jul. 02, 2009 GBP (£)	Jul. 01, 2009 USD ($)	Jul. 01, 2009 GBP (£)	Jun. 22, 2009 USD ($)	Jun. 22, 2009 GBP (£)
Scottish Enterprise Agreement
Maximum guaranteed amount potentially due to SE		$ 6,500,000	£ 4,000,000	$ 6,200,000	£ 4,000,000			$ 8,000,000						£ 5,000,000
Modified payment for which parties agreed													1,700,000	1,000,000
Number of tranches in which modified payment will be paid	2
Amount paid					4,000,000	800,000	500,000		800,000	500,000	800,000	500,000
Potential amount to be paid if staffing levels reduced below the prescribed levels		6,200,000	3,800,000	5,900,000	3,800,000
Scottish Enterprise agreement		$ 20,000		$ 20,000
Probability of falling below a minimum staffing level (as a percent)		30.00%	30.00%	30.00%	30.00%
Probability of falling below a minimum staffing level within prescribed time period (as a percent)		1.00%	1.00%	1.00%	1.00%

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Prepaid Expenses and Other Current Assets
Research and development tax credit receivable	$ 732	$ 544	$ 660
Prepayments	318	317	314
Other current assets	185	208	270
Total prepaid expenses and other current assets	$ 1,235	$ 1,069	$ 1,244

ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued and Other Current Liabilities
Accrued research and development	$ 3,335,000	$ 3,471,000	$ 2,793,000
Other current liabilities	792,000	712,000	961,000
Total	4,127,000	4,183,000	3,754,000
Reversals of pre-clinical expense accruals	$ 400,000

STOCK BASED COMPENSATION (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-based compensation
Stock-based compensation costs before income taxes	$ 76,000	$ 221,000	$ 287,000	$ 677,000	$ 882,000	$ 1,746,000	$ 810,000
Income (loss) from discontinued operations, net of tax
Stock-based compensation
Stock-based compensation costs before income taxes	1,000	11,000	36,000	32,000	42,000	51,000	55,000
Research and development
Stock-based compensation
Stock-based compensation costs before income taxes	16,000	39,000	49,000	130,000	171,000	351,000	271,000
General and administrative
Stock-based compensation
Stock-based compensation costs before income taxes	$ 59,000	$ 171,000	$ 202,000	$ 515,000

STOCK BASED COMPENSATION (Details 2) (USD $)	9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended			12 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended			12 Months Ended				9 Months Ended				12 Months Ended			9 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012	May 23, 2012	May 14, 2008	Dec. 31, 2010 Minimum Executive officers	Dec. 31, 2010 Maximum Executive officers	Sep. 30, 2012 Stock options security	Sep. 30, 2011 Stock options	Dec. 31, 2011 Stock options item	Dec. 31, 2010 Stock options	Dec. 31, 2009 Stock options	Sep. 30, 2012 Stock options Executive officers	Sep. 30, 2012 Stock options Rank-in-file employees	Sep. 30, 2011 Stock options Minimum	Dec. 31, 2011 Stock options Minimum	Dec. 31, 2010 Stock options Minimum	Dec. 31, 2009 Stock options Minimum	Sep. 30, 2012 Stock options Minimum	Sep. 30, 2012 Stock options Minimum Executive officers	Sep. 30, 2012 Stock options Minimum Rank-in-file employees	Sep. 30, 2012 Stock options Maximum	Sep. 30, 2011 Stock options Maximum	Dec. 31, 2011 Stock options Maximum	Dec. 31, 2010 Stock options Maximum	Dec. 31, 2009 Stock options Maximum	Sep. 30, 2012 Stock options Maximum Executive officers	Sep. 30, 2012 Stock options Maximum Rank-in-file employees	Nov. 30, 2008 Restricted Stock	Sep. 30, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Dec. 31, 2011 Restricted Stock Units	Nov. 30, 2008 Restricted Stock Units	Mar. 31, 2012 Restricted Stock Units	Sep. 30, 2012 Restricted Stock Units	Dec. 31, 2011 Restricted Stock Units	Dec. 31, 2010 Restricted Stock Units	Dec. 31, 2008 Restricted Stock Units
Stock-based compensation
Number of shares reserved for issuance								10,000,000	5,200,000
Number of shares reserved for issuance before amendment								5,200,000	3,000,000
Expiration period																										10 years
Vesting period			4 years							3 years	5 years	4 years												3 years	3 years						5 years	4 years						4 years		3 years	3 years		4 years
Options
Options outstanding at the beginning of the period (in shares)												502,249	498,562	498,562	478,554
Granted (in shares)												33,571	28,500	28,500	86,758
Exercised (in shares)			(948)	(24,902)								(15,438)	(948)	(948)	(24,901)	(2,454)
Cancelled / forfeited (in shares)												(39,970)		(23,865)	(41,849)
Options outstanding at the end of the period (in shares)												480,415		502,249	498,562	478,554
Unvested at the end of the period (in shares)												77,607		90,237
Vested and exercisable at the end of the period (in shares)												402,808		412,012
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)												$ 26.11	$ 27.72	$ 27.72	$ 29.47
Granted (in dollars per share)												$ 3.29		$ 10.64	$ 12.74
Exercised (in dollars per share)												$ 3.06		$ 2.87	$ 3.01
Cancelled / forfeited (in dollars per share)												$ 20.03		$ 40.53	$ 31.78
Options outstanding at the end of the period (in dollars per share)												$ 25.76		$ 26.11	$ 27.72	$ 29.47
Unvested at the end of the period (in dollars per share)												$ 9		$ 12.11
Vested and exercisable at the end of the period (in dollars per share)												$ 28.99		$ 29.19
Weighted Average Remaining Contractual Term (years)
Options outstanding												5 years 10 months 2 days		6 years 5 months 8 days	7 years 2 months 19 days	7 years 9 months 4 days
Unvested at the end of the period												8 years 8 months 1 day		8 years 9 months
Vested and exercisable at the end of the period												5 years 3 months 18 days		5 years 11 months 5 days
Aggregate Intrinsic Value
Options outstanding												$ 212,000		$ 140,000	$ 938,000	$ 698,000
Unvested at the end of the period												36,000		3,000
Vested and exercisable at the end of the period												176,000		136,000
Stock based compensation, additional disclosures
Percentage of the award vesting one year from the date of grant			0.25									0.25																					0.25
Period for vesting of one-fourth award			1 year									1 year																					1 year
Percentage of the award vesting each month after one year			0.0208									0.0208																					0.0208
Percentage of the award vesting each month				0.0208													0.0278	0.0208
Assumptions for stock option grants to employees and directors
Expected term												6 years							5 years	5 years	5 years	9 months					6 years	6 years	6 years	5 years
Risk free interest rate (as a percent)												0.95%							1.47%	1.47%	1.64%	0.33%					2.29%	2.29%	2.96%	0.84%
Expected volatility (as a percent)												98.00%							93.00%	93.00%	90.00%	65.00%					99.00%	99.00%	102.00%	169.00%
Resulting weighted average grant fair value (in dollars per share)												$ 2.52	$ 8.05	$ 8.05	$ 9.8	$ 2.73
Stock based compensation, additional information
Forfeiture rate (as a percent)																				0.00%			0.00%			30.00%		50.00%
Number of Federal Reserve securities whose weighted average is used for calculation of weighted average risk-free interest rate												2		2
Cash proceeds	$ 48,000	$ 3,000	$ 3,000		$ 7,000	$ 173,000	$ 221,000					$ 48,000	$ 3,000	$ 3,000	$ 100,000	$ 7,000
Nonvested activity
Non-vested at the beginning of the period (in shares)																																		1,632	3,418	5,204			36,463	36,463	5,142	7,812
Granted (in shares)																																	7,142				34,000	13,100	12,281	12,281	34,000
Forfeited (in shares)																																								(6,904)
Vested (in shares)																																		(1,341)	(1,786)	(1,786)				(2,010)	(2,679)	(2,670)
Non-vested at the end of the period (in shares)																																		291	1,632	3,418	36,463			39,830	36,463	5,142
Weighted Average Grant Date Value Per Share
Non-vested at the beginning of the period (in dollars per share)																																		$ 3.08	$ 3.08	$ 3.08			$ 5.6	$ 5.6	$ 3.08	$ 3.08
Granted (in dollars per share)																																								$ 3.85	$ 5.81
Forfeited (in dollars per share)																																								$ 4.99
Vested (in dollars per share)																																		$ 3.08	$ 3.08	$ 3.08				$ 3.08	$ 3.08	$ 3.08
Non-vested at the end of the period (in dollars per share)																																		$ 3.08	$ 3.08	$ 3.08	$ 5.6			$ 5.32	$ 5.6	$ 3.08

COMMITMENTS AND CONTINGENCIES (Details) (Daiichi Sankyo, USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Jul. 31, 2011 Minimum country	Sep. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Sep. 30, 2012 Maximum	Dec. 31, 2011 Maximum
Licensing Agreements
Up-front fee and certain past reimbursements	$ 1.6
Future milestone payments payable		$ 10	$ 10
Period for which royalties will be paid following the first commercial sale of licensed products in the country		10 years	10 years
Notice period for termination of license by the entity for technical, scientific, efficacy, safety, or commercial reasons		6 months	6 months
Notice period for termination of license after launch of a sapacitabine-based product by the entity, or by either party for material default		12 months	12 months
Number of countries for which regulatory approval is required by September 2011 to sell sapacitabine as per termination right waived after amendment to the agreement				1
Percentage of increase in royalty due on future net sales of sapacitabine after amendment					1.25%	1.25%	1.50%	1.50%

COMMITMENTS AND CONTINGENCIES (Details 2) (Celgene Corporation)	1 Months Ended
	Feb. 29, 2012	Apr. 30, 2010 patent
Celgene Corporation
Legal proceedings
Number of patents in litigation		4
Jury trial period	7 days

STOCKHOLDERS' EQUITY (Details) (USD $)	9 Months Ended	150 Months Ended											9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		185 Months Ended	194 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jan. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Year from November 1, 2011 to October 31, 2012	Dec. 31, 2011 Year from November 1, 2011 to October 31, 2012	Sep. 30, 2012 Year from November 1, 2012 to October 31, 2013	Dec. 31, 2011 Year from November 1, 2012 to October 31, 2013	Sep. 30, 2012 Year from November 1, 2013 to October 31, 2014	Dec. 31, 2011 Year from November 1, 2013 to October 31, 2014	Sep. 30, 2012 November 1, 2014 and thereafter	Dec. 31, 2011 November 1, 2014 and thereafter	Sep. 30, 2012 Debentures	Dec. 31, 2011 Debentures	Aug. 31, 2010 Preferred stock director	Sep. 30, 2012 Preferred stock director Q	Dec. 31, 2011 Preferred stock director Q	Dec. 31, 2010 Preferred stock	Dec. 31, 2011 Preferred stock Q	Sep. 30, 2012 Preferred stock Q	Sep. 30, 2012 Preferred stock Minimum series	Dec. 31, 2011 Preferred stock Minimum series	Dec. 31, 2010 Common stock
Stockholders equity
Preferred stock, shares issued	1,213,142		1,213,142	1,213,142												1,213,142	1,213,142		1,213,142	1,213,142
Preferred stock, shares outstanding	1,213,142		1,213,142	1,213,142												1,213,142	1,213,142		1,213,142	1,213,142
Preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001												$ 10	$ 10		$ 10	$ 10
Dividend rate (as a percent)	6.00%	6.00%														6.00%	6.00%
Liquidation preference (in dollars per share)																$ 10	$ 10		$ 10	$ 10
Number of shares to be issued for each preferred stock upon conversion																0.06079	0.06079
Conversion price (in dollars per share)																$ 164.5	$ 164.5
Shares reserved for future issuance upon conversion																73,747	73,747		73,747	73,747
Number of shares converted																		833,671	1,776,858	1,776,858
Preferred stock conversions (in shares)																							236,514
Closing price of stock (in dollars per share)																					$ 246.75	$ 246.75
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed in order for the preferred stock to be convertible																150.00%	150.00%
Number of trading days within 30 trading days in which the closing price of the entity's common stock must exceed the conversion price for the preferred stock to be convertible																					20 days	20 days
Number of series																					1	1
Number of trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the preferred stock to be convertible																30 days	30 days
Number of trading days prior to notice of automatic conversion																5 days	5 days
Number of quarters in which no preferred stock dividends have been paid																6	6		6	6
Number of Board of Directors to be elected by Preferred Stock holders if entity fails to pay dividends on Preferred Stock																2	2
Number of Board of Directors elected by the Preferred Stock holders when the entity failed to pay dividends on Preferred Stock															2
Redemption price per share (in dollars per share)					$ 10.18	$ 10.18	$ 10.12	$ 10.12	$ 10.06	$ 10.06	$ 10	$ 10
Interest rate (as a percent)													6.00%	6.00%
Debt principal amount per share, basis for exchange (in dollars per share)													$ 10	$ 10
Debt instrument, term													25 years	25 years

STOCKHOLDERS' EQUITY (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 April 2006 stock issuance	Dec. 31, 2011 April 2006 stock issuance	Sep. 30, 2012 February 2007 stock issuance	Dec. 31, 2011 February 2007 stock issuance	Sep. 30, 2012 December 2007 CEFF	Dec. 31, 2011 December 2007 CEFF	Sep. 30, 2012 July 2009 Series II stock issuance	Jan. 25, 2010 January 2010 stock issuance, one	Sep. 30, 2012 January 2010 stock issuance, one	Dec. 31, 2011 January 2010 stock issuance, one	Jan. 13, 2010 January 2010 stock issuance, two	Sep. 30, 2012 January 2010 stock issuance, two	Dec. 31, 2011 January 2010 stock issuance, two	Oct. 07, 2010 October 2010 stock issuance	Sep. 30, 2012 October 2010 stock issuance	Dec. 31, 2011 October 2010 stock issuance	Jul. 07, 2011 July 2011 stock issuance	Sep. 30, 2012 July 2011 stock issuance	Dec. 31, 2011 July 2011 stock issuance	Mar. 31, 2012 March 2012 Sale of Common Stock and Economic Rights
Common Stock
Net proceeds										$ 5.4			$ 6.5			$ 14			$ 9.3			$ 2.9
Issue of common stock for cash on registered direct offering, net of expenses (in shares)																						669,726
Price per share (in dollars per share)										$ 17.5			$ 17.57			$ 12.78			$ 9.52			$ 4.53
Number of days used to calculate average closing price																						10 days
Amount to be paid as percentage of future litigation settlement amount received																						10.00%
Lock-up period from the date of issuance																						1 year
Common stock warrants
Warrants outstanding	1,973,427	1,973,427	367,347	367,347	151,773	151,773	14,285	14,285	98,893		101,785	101,785		100,714	100,714		594,514	594,513		544,117	544,117
Weighted Average Exercise Price (in dollars per share)	$ 22.96	$ 22.96	$ 49	$ 49	$ 59.08	$ 59.08	$ 9.8	$ 9.8	$ 7		$ 22.82	$ 22.82		$ 19.95	$ 19.95	$ 13.44	$ 13.44	$ 13.44		$ 9.52	$ 9.52